UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05038

Clearwater Investment Trust
(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
(Address of principal executive offices) (Zip code)

Stephen G. Simon

Fiduciary Counselling, Inc.

2000 Wells Fargo Place, 30 E. 7th Street

Saint Paul, Minnesota 55101-4930

Copy to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:	651-228-0935

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1.   Reports to Stockholders

CLEARWATER INVESTMENT TRUST

Clearwater Core Equity Fund

Clearwater Small Companies Fund

Clearwater Tax-Exempt Bond Fund

Clearwater International Fund

Semi-annual Report

for the period ended

June 30, 2018

Management Discussion of Clearwater Funds’ Performance

Clearwater Core Equity Fund

The Clearwater Core Equity Fund seeks long-term growth of capital. Current income, to the extent income is produced by the stocks held by the Fund, is a secondary objective. Under normal market conditions, the Clearwater Core Equity Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies.The Clearwater Core Equity Fund’s assets are managed in a “multi-manager, multi-style” approach. As of June 30, 2018, the Core Equity Fund had three subadvisers that provide day-to-day management of Fund assets. Parametric Portfolio Associates LLC (“Parametric”), with approximately 60% of the Fund’s assets, manages its portion of the Fund’s assets to track the Russell 1000® Index as closely as possible without requiring the Fund to realize taxable gains. The remaining 40% of the Fund’s assets are divided between AQR Capital Management, LLC (“AQR”) and O’Shaughnessy Asset Management, LLC (“OSAM”), who both utilize an active management style.

2018 Year-To-Date Market Overview:

Domestic large capitalization equities, as defined by the Russell 1000® Index, generated positive low single digit returns in the first half of 2018, despite headwinds from tariff negotiations, tightening U.S. monetary policy, and the return of market volatility. Corporate tax cuts and record earnings and profit margins for U.S. companies helped offset these headwinds during this time period.

2018 Year-To-Date Performance and 2018 Outlook:

The Clearwater Core Equity Fund gained 2.5%, net of fees, in the first half of 2018, compared to an increase of 2.9% for the Russell 1000® Index, the Fund’s benchmark. Parametric, the subadviser that follows a tax-managed passive strategy, underperformed the Fund’s benchmark. AQR, one of the two active subadvisers, underperformed the Fund’s benchmark as well. The other active subadviser, OSAM, outperformed the Fund’s benchmark, helping to offset some of the underperformance from Parametric and AQR. OSAM’s outperformance was driven by its preference for high quality and high momentum stocks, which performed well in the first half of 2018.

Each of the three subadvisers comment on the performance of their specific portions of the Fund and provide a market outlook for the next six months in the paragraphs below. For comparison of the subadvisers’ capabilities, performance is shown gross of fees. The Fund pays a single advisory fee to Clearwater Management Co., Inc., which in turn pays the subadvisers out of its advisory fee.

Although the overall performance of the Clearwater Core Equity Fund is measured against its benchmark, as stated above, each of the underlying subadvisers may manage their portion of the Fund against a different benchmark that aligns more closely with their strategy. In each section below, the subadvisers discuss their view of the market over the last six months, the performance of their portfolios with respect to the benchmark against which their particular portfolio is managed and their outlook for the next six months.

AQR Commentary

General Market Overview:

We trade a set of strategies based on the value, momentum, and quality signals of individual securities that seek a positive expected return versus the appropriate benchmark, in a variety of economic environments. Because our investment approach employs a systematic set of rules based on economic intuition and testing to seek to ensure they are robust across time, macro environments, and geographies, we typically do not offer general market overviews.

2018 Performance for the 6-month period ending June 30, 2018:

The portion of the Clearwater Core Equity Fund managed by AQR (the “Portfolio”) underperformed the Russell 1000® Index (the “benchmark”) in the first six months of 2018, returning 1.8%, gross of fees, while the benchmark returned 2.9%. Both stock selection within sectors and sector selection detracted from performance. The strategy performed worst in the Consumer Discretionary sector, where both stock selection and sector selection underper-formed for the period.

2018 Remaining Year Outlook:

In terms of sector positioning we are currently overweight Information Technology while being underweight Healthcare. With respect to long-term attractiveness, we believe that valuations are currently less attractive in the U.S.

OSAM Commentary

General Market Overview:

A few key themes have emerged over the first six months of 2018. Growth outperformed value (the Russell 1000® Growth Index outperformed the Russell 1000® Value Index by 8.9% in the first six months of 2018) and small capitalization stocks outperformed large capitalization stocks (the Russell 2000® Index outperformed the Russell 1000® Index by 4.8%). Volatility in U.S. markets was extraordinarily low in 2017; in fact, the standard deviation of S&P 500 Index returns was the 2nd lowest in the last 90 years. 2018 has been marked by a return to more normal levels of volatility. Quality factors were rewarded in the first half of the year. Most notably, stocks with strong earnings growth significantly outperformed an equal-weighted group of large cap stocks over the period.

2018 Performance for the 6-month period ending June 30, 2018:

The portion of the Clearwater Core Equity Fund managed by OSAM (the “Portfolio”) outperformed the Russell 1000® Index (the “benchmark”) in the first six months of 2018, returning 4.3%, gross of fees, while the benchmark returned 2.9%. For the period, momentum was the highest factor contributor to the Portfolio’s return relative to the benchmark, followed by quality. Exposure to the value factor was the largest detractor from the Portfolio’s return relative to the benchmark. Shareholder yield, which is a combination of dividend yield and share repurchase yield, underperformed slightly. Industry and stock selection exposures were also additive to the Portfolio’s return relative to the benchmark.

2018 Remaining Year Outlook:

Based on our key factor themes, we believe the Portfolio is well positioned versus its benchmark and relative to the overall market. We believe that the companies included in the Portfolio have higher levels of return on capital, lower reliance on external financing, and trade at deep discounts across several valuation factors. They are also returning capital to shareholders at nearly two times the rate of the benchmark (shareholder yield of 4.6% versus 2.6% for the benchmark). We believe that these combined advantages can only be delivered by a portfolio which is distinct from the benchmark. We also believe that our Portfolio continues to represent a unique take on the U.S. equity market. Looking ahead, we expect to continue to focus on our niche of the market: quality companies, often trading at out-of-favor prices, which are aggressively returning capital to equity shareholders through dividends and share repurchases.

Parametric Commentary

General Market Overview:

In the first half of 2018, the market exhibited more volatility compared to 2017. The North Korean nuclear crisis weighed on the market leading up to the summit meeting between President Trump and North Korea’s leader, Kim Jong-Un. Markets have reacted to the threat of tariffs on products from China, Mexico, Canada, and the European Union, with rising concerns of an all-out global trade war. Relatively, the U.S. market performed better than international markets in part, due to the tax reform legislation passed in December 2017, which resulted in a lower corporate tax rate and strong dividend growth.

2018 Performance for the 6-month period ending June 30, 2018:

The portion of the Clearwater Core Equity Fund managed by Parametric (the “Portfolio”) underperformed the Russell 1000® Index (the “benchmark”) in the first six months of 2018, returning 2.5%, gross of fees, while the benchmark returned 2.9%. Most of the underperformance was attributable to small over and underweights to individual stocks within the Industrials and Consumer Discretionary sectors. An underweight to Netflix detracted from performance as the stock returned 103.9% for the six months of 2018. Underweights to several stocks in the Information Technology sector (including Microsoft and Apple) also contributed to the underperformance.

2018 Remaining Year Outlook:

With the threat of a global trade war, we believe that the market uncertainty for the remainder of 2018 has increased. We also believe that the positive impacts from the “Tax Cuts and Jobs Act” have been taken into account by the market. On the other hand, we have not yet observed any negative impact due to the Federal Reserve’s interest rate increases.

Clearwater Small Companies Fund

The Clearwater Small Companies Fund seeks long-term growth of capital. Current income is a secondary objective. Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines “small companies” as issuers with market capitalizations no greater than that of the largest market capitalization company included in the Russell 2000® Index at the time of purchase. Equity securities consist primarily of exchange-traded common and preferred stocks and convertible securities. The Fund uses a “multi-style, multi-manager” approach with three subadvisers who employ distinct investment styles: Cooke & Bieler, L.P. (“Cooke & Bieler”), Kennedy Capital Management Inc. (“KCM”), and Pzena Investment Management, LLC (“Pzena”). At the period ending June 30, 2018, KCM managed 60% of the Fund while Cooke & Bieler and Pzena managed 20% each.

2018 Year-To-Date Market Overview:

Domestic small capitalization equities, as defined by the Russell 2000® Index, generated positive upper single digit returns in the first half of 2018, despite headwinds from tariff negotiations, tightening U.S. monetary policy, and the return of market volatility. Corporate tax cuts and record earnings and profit margins for U.S. companies helped offset these headwinds during this time period.

2018 Year-To-Date Performance and 2018 Outlook:

The Clearwater Small Companies Fund gained 4.4%, net of fees, in the first half of 2018, compared to an increase of 7.7% for the Russell 2000® Index, the Fund’s benchmark. KCM and Cooke & Bieler underperformed the Fund’s benchmark, while Pzena was able to beat the benchmark rather meaningfully.

Each of the three subadvisers comment on the performance of their specific portions of the Fund and provide a market outlook for the next six months in the paragraphs below. For comparison of the subadvisers’ capabilities, performance is shown gross of fees. The Fund pays a single advisory fee to Clearwater Management Co., Inc., which in turn pays the subadvisers out of its advisory fee.

Although the overall performance of the Clearwater Small Companies Fund is measured against its benchmark, as stated above, each of the underlying subadvisers may manage their portion of the Fund against a different benchmark that aligns more closely with their strategy. In each section below, the subadvisers discuss their view of the market over the last six months, the performance of their portfolios with respect to the benchmark against which their particular portfolio is managed and their outlook for the next six months.

Cooke & Bieler Commentary

General Market Overview:

U.S. equity market momentum continued into early 2018, followed by a late January swoon that put first quarter value index returns down across the market capitalization spectrum. Second quarter market conditions improved broadly, with particular strength in stocks of small capitalization companies. The Russell 2000® Value Index gained 5.4% over the first six months of 2018. Volatility increased meaningfully in the first several months of the year and remained elevated through the end of June, with wide swings in stock prices that in our view were not justified by company fundamentals and seemed driven more by sentiment.

2018 Performance for the 6-month period ending June 30, 2018:

The portion of the Clearwater Small Companies Fund managed by Cooke & Bieler (the “Portfolio”) underper-formed the Russell 2000® Value Index (the “benchmark”) in the first six months of 2018, returning 3.7%, gross of fees, while the benchmark returned 5.4%. The cumulative impact of sector allocation decisions was about neutral. The positive impact of the Portfolio’s overweight in Healthcare and underweight in Utilities was offset by the negative effect of its overweight in Industrials and underweight in Energy. Here, oil prices rose 23% in the period, breathing life into many small cap Energy companies whose narrow focus, combined with levered balance sheets, make them challenging to own given our focus on quality. With the exception of strong stock selection within the Portfolio’s Financials holdings, stock selection was generally weak elsewhere in the Portfolio - typically an indication of style-related headwinds. Poor stock selection in Healthcare was somewhat unsurprising as it was the benchmark’s best-performing sector, due primarily to the outperformance of its biotech constituents. Significant individual contributors to the Portfolio’s return included FirstCash, PGT Innovations, NOW Inc., TCF Financial and Malibu Boats. Significant detractors included Quanex Building Products, Gildan Activewear, Winnebago Industries, World Fuel Services and Air Lease.

2018 Remaining Year Outlook:

Entering the second half of 2018, we believe the Portfolio is now more attractive on a forward price-to-earnings (P/E) basis than it was at the start of the year. More importantly, the market has continued to move toward a place that we believe is more conducive to active management. The strong returns posted by small capitalization stocks during the first half of 2018 disguised considerable underlying volatility - a far cry from the long, quiet period witnessed over the past several years and one that further widened the gap between fundamental progress and stock price performance. This volatility and what we believe to be the resulting mispricings should provide opportunities for skilled stock pickers, in our opinion.

KCM Commentary

General Market Overview:

The 7.7% appreciation of the Russell 2000® Index during the first half of 2018 was achieved in spite of ongoing political turmoil in the U.S., increasingly aggressive protectionist trade rhetoric, and the implementation of new tariffs on a broad range of goods. Even with the background of these uncertainties, our conversations with management teams this quarter continued to exhibit the optimism that was present entering the year (talk of “synchronized global growth” was again common this quarter), and the overall demand backdrop remained healthy for most industries. In addition, we believe most U.S. companies are benefitting from the reduction in corporate tax rates. While overall U.S. small capitalization equity performance has been robust, a somewhat rare phenomenon has occurred thus far in 2018: unprofitable companies in the Russell 2000® Index are significantly outperforming their profitable peers. This has been a challenging environment for active managers.

2018 Performance for the 6-month period ending June 30, 2018:

The portion of the Clearwater Small Companies Fund managed by KCM (the “Portfolio”) underperformed the Russell 2000® Index (the “benchmark”) in the first six months of 2018, returning 3.5%, gross of fees, while the benchmark returned 7.7%. Both stock selection and sector allocation were negative contributors during the period. Sector-wise, our underweight in Healthcare detracted from performance while our underweight to Utilities aided performance.

2018 Remaining Year Outlook:

While the economy appears to be on solid footing, and while we believe that management teams are generally optimistic, we are seeing some early signs of skepticism and concern being reflected in equity valuations. For example, many companies with more cyclical exposure (either perceived or in reality) underperformed the broader market during the first half of 2018. While we remain cognizant of the power of the broader economy to overwhelm some business fundamentals, we see a number of situations where we feel company-specific drivers are underappreciated by the equity markets, independent of cyclical characteristics. We believe that history indicates that the outperformance of loss-making firms relative to their profitable peers is unsustainable, and we remain steadfast in our stock selection and portfolio construction process. We believe that our focus on identifying companies with superior returns on capital, reinvestment opportunities, reasonable valuations, and principled management teams has served us well over the long term.

Pzena Commentary

General Market Overview:

Concerns around inflation, interest rates, and global trade all disrupted economic optimism leading into the year. This was balanced against the benefits of domestic tax cuts, which led to market volatility throughout the first half of 2018. Against this backdrop, small capitalization stocks outperformed their large capitalization peers. More significantly, growth outperformed value across all market capitalizations, a continuing trend from 2017. We believe that small capitalization outperformance of large capitalization in the second quarter was driven by the threat of foreign tariffs and benefits of domestic tax cuts, which drove investors towards smaller companies that tend to be more domestically focused. Additionally, merger and acquisition activities continued to heat up, with many of our positions benefiting from acquisition or takeover speculation.

2018 Performance for the 6-month period ending June 30, 2018:

The portion of the Clearwater Small Companies Fund managed by Pzena (the “Portfolio”) outperformed the Russell 2000® Value Index (the “benchmark”) in the first six months of 2018, returning 10.1%, gross of fees, while the benchmark returned 5.4%. Outperformance was driven by the Producer Durables, Financial Services, and Healthcare sectors. One of the top individual contributors was Puerto Rican health insurer Triple-S, which outperformed after announcing improved earnings trends, as increased reimbursement rates and a stabilized operating environment helped profitability. Essendant (wholesaler of office essentials) was strong both after announcing a transaction to combine with competitor S.P. Richards, which should drive substantial synergies, as well as news that customer Staples tried to acquire the company. We believe the merger could generate substantial value, and we continue to hold our position. Chart Industries (maker of liquefied gas solutions) was strong due to organic growth and margin expansion across all three of its segments, and we believe that its strong position should allow it to benefit from eventual liquefied natural gas orders.

The detracting sectors were Consumer Discretionary and Materials. Jeld-Wen (door and window manufacturer) was the largest detractor as the company’s continued manufacturing problems led to an organic sales decline in North America. This drove the Board of Directors to replace the CEO with the Chairman and former CEO. We view the problems as temporary and continue to believe in the value proposition, as well as the below trend nature of the business. The corresponding market decline created an opportunity for us to increase our position. Also detracting were ATM manufacturer Diebold Nixdorf and specialty technology distributor Anixter International. Diebold traded down as results were below expectations and the company suspended its dividend to instead focus on paying down debt. The company’s new CEO is cutting costs, but demand for ATMs remains depressed. Anixter detracted after announcing disappointing margins in its largest segment, reflecting lower vendor rebates and rapid inflation in transportation costs. The company is rapidly working to adjust pricing.

2018 Remaining Year Outlook:

We continue to see opportunities in a broader number of industries due to market movements in recent months, but our Portfolio remains heavily invested in what we believe to be attractively valued, economically sensitive sectors, including Producer Durables as well as certain areas of Technology. We are still not yet finding opportunities in what we typically perceive to be “safe” sectors, such as Real Estate Investment Trusts (REITs) and Utilities.

Clearwater Tax-Exempt Bond Fund

The Clearwater Tax-Exempt Bond Fund seeks high current income that is exempt from U.S. federal income tax, consistent with preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories, and possessions and the District of Columbia. The interest on these securities is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax for individuals. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund’s subadviser, Sit Fixed Income Advisors II, LLC (“Sit”), provides day-to-day management for the Fund. It should be noted that the Fund is not a money market fund and is not intended to be a money market fund substitute. Under normal market conditions, the Fund’s investments may be more susceptible than a money market fund to interest rate risk and credit risks relevant to the Fund’s investments.

Sit has provided the commentary below regarding the Clearwater Tax-Exempt Bond Fund. The Fund pays a single advisory fee to Clearwater Management Co., Inc., which in turn pays the subadviser out of its advisory fee.

Sit Commentary

General Market Overview:

Tax-exempt municipal bonds generally outperformed taxable bonds in the first half of 2018, supported by a dramatic drop in the supply of tax-exempt municipal bonds and modestly positive flows into tax-exempt municipal bond funds. Despite the flattening of the U.S. Treasury yield curve, the tax-exempt yield curve bucked the trend and steepened. Credit fundamentals remain generally sound as credit spreads were mostly unchanged during the first half of 2018. State government general fund revenue collections are on the upswing and state budgets are largely healthy, despite a few notable exceptions such as Illinois, New Jersey and Connecticut. Prices of Puerto Rico-related debt appreciated markedly in the first half of 2018 as the Commonwealth navigated the recovery from last Fall’s hurricanes and the fiscal control board provided guidance to the market by certifying a six-year fiscal turnaround plan. We believe that the situation could still lead to volatility in the tax-exempt municipal bond market, however, as the debt restructuring process proceeds through U.S. District Court. The U.S. Federal Reserve hiked short-term interest rates by 25 basis points in both March and June and has signaled it intends to continue raising short-term interest rates in 2018. Going into 2018 there was some uncertainty as to how tax legislation passed in December 2017 would impact the demand for tax-exempt municipal bonds because of the reduction of the maximum corporate tax rate and the capping of state and local tax deductions. We believe that early indications suggest that corporate demand has softened, but demand from individuals remains solid.

2018 Performance for the 6-month period ending June 30, 2018:

The Clearwater Tax-Exempt Bond Fund returned 1.1%, net of fees, for the six months ended June 30, 2018. The Fund’s benchmark, the Barclays Municipal Bond 5 Year (4-6) Index (the “benchmark”), returned 0.3% over the same period. The Fund adjusted its interest rate hedge by decreasing the size of its short position in U.S. Treasury futures in order to modestly increase the Fund’s average life duration, a measure of the Fund’s sensitivity to changes in interest rates, from 3.5 years at the beginning of the year to 4.0 years at the end of the period. For comparison, the Fund’s benchmark, had duration of 4.0 years at December 31, 2017, and decreased slightly to 3.9 years at the end of the period. The Fund’s yield rose during the period, more than that of the benchmark. The Fund’s overweight in housing bonds helped performance as Housing was the best performing sector in the index during the period. Credit quality played a large role as well, with lower investment grade bonds and non-rated bonds outperforming bonds with higher credit quality as investors sought higher yields.

2018 Remaining Year Outlook:

We expect growth to accelerate after a slow first quarter. GDP grew at a 2.0% annual rate in the first quarter of 2018 on continued momentum in business investment, though gains were offset by a slowdown in consumer spending and residential investment. The second quarter growth numbers are projected to be much stronger, fueled by strong manufacturing data and U.S. housing starts that rebounded in May to the highest levels since 2007. In turn, we believe we will see robust growth throughout the remainder of 2018, buoyed by a low unemployment rate, steady job and wage growth and low inflation. However we believe that, tariffs and growing trade conflicts could have a potentially dampening effect on the U.S. economy in the second half of 2018. We expect that interest rates, while remaining low in absolute terms, will likely rise, especially on the short end, as the U.S. Federal Reserve has signaled it intends to continue raising short-term interest rates in addition to unwinding its balance sheet at an accelerated pace. We expect the Treasury yield curve will continue to flatten and may invert in the second half of 2018, with yields rising more on the short and intermediate portions of the curve. We expect the tax-exempt municipal curve to reverse course and flatten as well in the second half of 2018, as normally seen during tightening interest rate cycles. Supply of tax-exempt municipal bonds should remain relatively light, providing strong technical support for the market, although partially offset by reduced demand from banks in response to recently passed tax legislation. All things considered, we expect tax-exempt municipal bonds to continue to outperform Treasuries in the second half of 2018. We expect lower investment grade bonds to continue their strong relative performance in the second half of 2018, as investor focus remains on yield. Puerto Rico-related concerns, as well as those from Illinois, New Jersey and Connecticut, will continue to weigh on the market, however, and could produce some volatility. Furthermore, potential problems with budgets and funding retirement pension and healthcare obligations still persist in other places and remain the subject of many of the negative media reports about the municipal bond market. We believe that the Fund’s duration and its use of revenue and non-rated bonds have positioned it opportunistically for the economic and interest rate environment that we expect in the second half of 2018. Investment of new cash flows will be focused on maturities in the 5-30 year range.

Clearwater International Fund

The Clearwater International Fund seeks long-term growth of capital. The Fund generally invests at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. The Fund diversifies its investments among many different countries throughout the world and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles.The Fund currently has four subadvisers that provide day-to-day management of Fund assets. Parametric Portfolio Associates LLC (“Parametric”) manages its portion of the portfolio (approximately 40%) to track the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. The Fund’s other three subadvisers, Artisan Partners Limited Partnership (“Artisan”), Templeton Investment Counsel, LLC (“Templeton”) and WCM Investment Management (“WCM”), utilize an active management style and manage the remaining 60% of the Fund.

2018 Year-To-Date Market Overview:

As defined by the Fund’s benchmark, the MSCI World Ex U.S.A. Index - Net Dividends (the “benchmark”), large capitalization, international developed market equities generated negative low single digit returns in the first half of 2018. Improving corporate earnings were offset by less accommodative monetary policy in Europe and weaker international currencies, which negatively impacted returns for U.S.-based investors. These currency losses decrease the returns earned by shareholders because the Clearwater International Fund reports its results in U.S. dollars, after currency adjustments have taken place.

2018 Year-To-Date Performance and 2018 Outlook:

The Clearwater International Fund declined by 2.0%, net of fees, during the first six months of 2018, compared to a decrease of 2.8% for the benchmark. Parametric, the subadviser that follows a tax-managed passive strategy, outperformed the benchmark. Two of the Fund’s active subadvisers, Artisan and Templeton, underperformed the benchmark during the first six months of 2018. WCM, the other active subadviser, significantly outperformed the benchmark.

Each of the four subadvisers comment on the performance of their specific portions of the Fund and provide a market outlook for the next six months in the paragraphs below. For comparison of the subadvisers’ capabilities, performance is shown gross of fees. The Fund pays a single advisory fee to Clearwater Management Co., Inc., which in turn pays the subadvisers out of its advisory fee.

Although the overall performance of the Clearwater International Fund is measured against its benchmark, as stated above, each of the underlying subadvisers may manage their portion of the Fund against a different benchmark that aligns more closely with their strategy. In each section below, the subadvisers discuss their view of the market over the last six months, the performance of their portfolios with respect to the benchmark against which their particular portfolio is managed and their outlook for the next six months.

Artisan Partners Commentary

General Market Overview:

Measured in U.S. dollar terms, the MSCI EAFE Index (the “benchmark”) declined by 2.8% during the first six months of 2018. Overall, a stronger U.S. dollar modestly weighed on returns for U.S.-based investors. In local-currency-terms, the benchmark returned (1.0)% during the period. Emerging markets trailed developed equity markets on concerns that tighter monetary policy expectations would sap capital from that region. U.S. markets fared better than European markets, aided in part by the impact of corporate tax cuts and improved sentiment in the economy. In general, volatility picked up during the period on heightened protectionist rhetoric.

2018 Performance for the 6-month period ending June 30, 2018:

The portion of the Clearwater International Fund managed by Artisan (the “Portfolio”) underperformed the benchmark in the first six months of 2018, returning (5.1)%, gross of fees, while the benchmark returned (2.8)%. Performance of the following stocks had a positive impact on the Portfolio during the period: Tesco, Imperial Oil, Ericsson, Medtronic and GlaxoSmithKline. Notable detractors during the period included: ING, Samsung Electronics, ABB, UBS, and Telefonica Brasil.

2018 Remaining Year Outlook:

We believe the increased volatility in 2018 has created opportunities to begin deploying cash on hand and cash generated from the sale of what we believe to be fairly valued securities, into undervalued securities.

Parametric Commentary

General Market Overview:

In the first half of 2018, the market exhibited more volatility compared to 2017. The North Korean nuclear crisis weighed on the market leading up to the summit meeting between President Trump and North Korea’s leader, Kim Jong-Un. Markets have reacted to the threat of tariffs on products from China, Mexico, Canada, and the European Union, with rising concerns of an all-out global trade war. Relatively, the U.S. market performed better than international markets in part, due to the tax reform legislation passed in December 2017, which resulted in a lower corporate tax rate and strong dividend growth. The international markets have been negatively impacted by the growing concern of a trade war, and four of the past six months during this period had negative returns.

2018 Performance for the 6-month period ending June 30, 2018:

The portion of the Clearwater International Fund managed by Parametric (the “Portfolio”) outperformed the MSCI World Ex U.S.A. Index - Net Dividends (the “benchmark”) in the first six months of 2018, returning (2.4)%, gross of fees, while the benchmark returned (2.8)%. Nearly all of the outperformance was attributable to small over and underweights to individual stocks within the Financials and Telecommunication services sectors. In particular, an underweight to Deutsche Bank contributed to performance. Stock selection in Spain and Canada was also a positive contributor.

2018 Remaining Year Outlook:

With the threat of a global trade war, we believe the market uncertainty for the remainder of 2018 has increased. We also believe that progress towards, or lack of, a nuclear deal with North Korea, is likely to impact the markets. The Federal Reserve’s tightening of monetary policy could have an impact on the global market.

Templeton Commentary

General Market Overview:

International small capitalization stocks outperformed their larger capitalization counterparts during the first six months of 2018, but still closed the first half of 2018 with a loss in U.S. dollar terms. Intensifying trade tensions and their potential to slow global economic growth weighed on sentiment. Concerns also arose that the synchronized global growth story might be coming to an end, as the U.S. economy looked resilient, while pockets of Europe, Asia and Latin America faced various challenges. Developed market stocks, as measured by MSCI indexes, performed better than their emerging and frontier market peers, which generally suffered fairly steep declines.

2018 Performance for the 6-month period ending June 30, 2018:

The portion of the Clearwater International Fund managed by Templeton (the “Portfolio”) underperformed the MSCI All-Country World Ex U.S.A. Small Cap Index - Net Dividends (the “benchmark”) during the first six months of 2018, returning (3.7)%, gross of fees, while the benchmark returned (2.9)%. The construction of the Portfolio is based on the attractiveness of individual stocks. As a result, stock selection—particularly in the Industrials, Information Technology and Financials sectors—made the largest positive impact on the Portfolio’s performance relative to the benchmark. Stock selection in and an overweight to the Consumer Discretionary sector detracted from relative performance, as did stock selection in the Consumer Staples sector and stock selection in and an underweight to the Healthcare sector. Regionally, holdings in Asia contributed significantly to relative performance, while stock selection in Brazil detracted.

2018 Remaining Year Outlook:

Looking ahead, we remain optimistic on the prospects for value and believe that companies whose fundamentals are underappreciated by a market focused on the short-term should be well positioned for outperformance over time. At the close of the second quarter of 2018, the gap between the market’s cheapest and most expensive stocks was the widest it has been in at least 30 years. Put another way, value globally has been this cheap only a tiny fraction of the time in the past three decades. Though it certainly doesn’t feel like it, such signs suggest that now is a great time for opportunistic value investors. And despite our conviction in value’s long-term prospects, we are not sitting idly by waiting for the cycle to turn. We have worked hard to continuously refine and improve our process with recent initiatives, including enhanced quantitative capabilities, improved risk management strategies, and the integration of ESG (environmental, social and governance) analysis into our investment framework. The goal of these efforts is to ensure that our investment process remains true to Templeton’s time-tested fundamental value approach, while also evolving to best address client goals and market conditions.

WCM Commentary

General Market Overview:

Volatility has taken center stage for the first half of 2018 and the major non-U.S. equity benchmarks declined for a second straight quarter following a robust 2017. Developed markets (as measured by the MSCI EAFE Index) outperformed emerging markets (as measured by the MSCI Emerging Markets Index) by 3.9% during the first six months of 2018. This marks a reversal from 2017, when emerging markets outperformed developed markets. Our Portfolio is typically overweight the Technology, Healthcare, and Consumer Discretionary sectors, and under-weight the Financials and Energy sectors. We believe these allocations take advantage of what we believe are many long-lasting tailwinds around the world. Bottom-up fundamental analysis has also driven the most notable shifts in our sector weights over the last couple of years: a meaningful reduction in our Consumer Staples exposure, and an increase in our Technology and Industrials sector exposures. Shifts in the market—for example, falling barriers-to-entry for certain types of businesses, the shift from bricks & mortar to e-commerce, and increased local competition for the large multinationals—mean a less attractive outlook for many Consumer Staples companies. In

Technology and Industrials, we believe we have identified several stocks with higher, more sustainable growth. We are still finding what we believe to be enticing opportunities: beneficiaries of secular tailwinds, with strengthening competitive advantages, plus strong company cultures, and that are trading at reasonable valuations.

2018 Performance for the 6-month period ending June 30, 2018:

The portion of the Clearwater International Fund managed by WCM (the “Portfolio”) significantly outperformed the MSCI All-Country World Ex U.S.A. Index - Net Dividends (the “benchmark”) during the first six months of 2018, returning 3.2%, gross of fees, while the benchmark returned (3.8)%. Notably, the Portfolio delivered a positive return in a down market. The majority of the Portfolio’s outperformance was attributable to stock selection. Looking at stock selection, Consumer Discretionary (Ferrari NV, Hermes International SCA, LVMH Moet Hennessy Louis Vuitton SE) was the best performing sector relative to the benchmark, followed by Financials (HDFC Bank Limited Sponsored ADR, AIA Group Limited, Chubb Limited) and Healthcare (CSL Limited, ICON Plc, Sysmex Corporation). On the flipside, Consumer Staples (Raia Drogasil S.A., Reckitt Benckiser Group plc, Nestle S.A.) was the worst performing sector relative to the benchmark, followed by Real Estate (no exposure) and Telecommunication Services (no exposure).

From a sector allocation perspective, our significant overweight to Consumer Discretionary was the largest driver of outperformance, followed by our overweight to Healthcare and Information Technology. On the other hand, our underweights to Energy, Materials and Consumer Staples detracted from our relative performance.

2018 Remaining Year Outlook:

Looking ahead, most observers expect continued volatility around interest rates, macroeconomic, and geopolitical rhetoric and events. We believe that such an uncertain backdrop tends to be favorable for the types of companies in which we seek to invest: those with good growth, expanding economic moats (referring to a business’ ability to maintain competitive advantages over its competitors in order to protect its long-term profits and market share from competitor firms), and strong free cash flow generation. When that type of backdrop gives us an opportunity, we seek to upgrade the quality of the Portfolio.

Fund Expense Example

(unaudited)

As a shareholder of the Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Small Companies Fund (“Small Companies Fund”), Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”), and Clearwater International Fund (“International Fund” and together with the Core Equity Fund, Small Companies Fund and Tax-Exempt Bond Fund, the “Funds”), you incur costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing costs which the Funds pay directly, you as a shareholder indirectly bear the expenses of any outside exchange traded funds or mutual funds in which the Funds invest. (These are also referred to as “acquired funds” and those indirect expenses represent the Funds’ pro rata portion of the cumulative expense charged by the acquired funds.)

The example provided is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2018.

Actual Expenses

The first section of the table on the following page provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period January 1, 2018 through June 30, 2018” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of the Funds to other mutual funds that charge transaction costs and/or sales charges or redemption fees.

Actual returns	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During the Period January 1, 2018 through June 30, 2018*
Core Equity Fund	$1,000.00	$1,024.80	$1.91
Small Companies Fund	$1,000.00	$1,044.40	$5.22
Tax-Exempt Bond Fund	$1,000.00	$1,011.00	$1.70
International Fund	$1,000.00	$979.70	$3.34

Hypothetical 5% return (before expenses)
Core Equity Fund	$1,000.00	$1,022.91	$1.91
Small Companies Fund	$1,000.00	$1,019.69	$5.16
Tax-Exempt Bond Fund	$1,000.00	$1,023.11	$1.71
International Fund	$1,000.00	$1,021.42	$3.41

*	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expense ratios for the most recent one-half year period may differ from expense ratios based on one-year data in the Financial Highlights.

The annualized expense ratios (reflecting voluntary fee waivers currently in effect) are as follows:

Core Equity Fund	0.38%
Small Companies Fund	1.03%
Tax-Exempt Bond Fund	0.34%
International Fund	0.68%

Quarterly Portfolio Schedule of Investments

The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the Securities and Exchange Commission (the “SEC”) on Form N-Q. Shareholders may request copies of Form N-Q free of charge by calling the TransferAgent toll free at 1- 855-684-9144 or by sending a written request to: The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766 Attn: Clearwater Investment Trust Funds. These filings are also available on the SEC’s Internet site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the public reference room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

The Funds have established Proxy Voting Policies and Procedures (“Policies”) that the Funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling Fiduciary Counselling, Inc. toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc., 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Funds. Form N-PX is also available from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

Clearwater Investment Trust

Financial Statements

For the Six Months Ended June 30, 2018 (Unaudited)

Table of Contents

Financial Statements:

1	Statements of Assets and Liabilities
2	Statements of Operations
3	Statements of Changes in Net Assets
4	Financial Highlights
8	Notes to Financial Statements
27	Schedules of Investments
27	Core Equity Fund
40	Small Companies Fund
48	Tax-Exempt Bond Fund
63	International Fund

CLEARWATER INVESTMENT TRUST

Statements of Assets and Liabilities

June 30, 2018 (unaudited)

	Core Equity	Small Companies	Tax-Exempt	International
	Fund	Fund	Bond Fund	Fund
Assets
Investments in securities, at fair value (identified cost: $258,958,450, $329,021,588, $518,316,404 and $429,422,247, respectively)	$519,914,084	376,856,868	535,693,646	603,001,950
Foreign currencies, at value (cost: $390, $0, $0 and $1,035,524, respectively)	392	-	-	1,034,666
Cash (restricted: $0, $0, $914,480 and $0, respectively)	-	-	4,449,382	-
Receivable for securities sold	-	1,119,047	-	970,479
Receivable for variation margin on futures contracts	-	-	7,258	-
Receivable for shares of beneficial interest sold	-	-	8,121	37,000
Accrued dividend and interest receivable	470,206	403,136	5,405,409	1,392,000
Foreign tax reclaim receivable	8,906	-	-	1,593,807
Unrealized appreciation on forward foreign currency exchange contracts	-	-	-	152,273
Total assets	520,393,588	378,379,051	545,563,816	608,182,175
Liabilities
Payables for investment securities purchased	-	2,425,918	3,362,886	1,030,188
Payable for fund shares redeemed	49,000	40,000	950,000	-
Accrued investment advisory fee	496,798	947,984	453,850	1,052,375
Payable for dividend distribution	-	-	124,319	-
Payable for variation margin on futures contracts	-	-	1,500	-
Unrealized depreciation on forward foreign currency exchange contracts	-	-	-	2,016
Deferred foreign capital gains taxes payable	-	-	-	26,314
Short-term Financing	401,947	-	-	-
Total liabilities	947,745	3,413,902	4,892,555	2,110,893
Net assets	$519,445,843	374,965,149	540,671,261	606,071,282
Capital
Capital Stock and additional paid-in capital (authorized unlimited number of shares at no par value for each Fund: 11,731,374, 18,975,848, 53,514,905 and 35,903,831 shares, respectively)	$234,908,962	307,747,245	515,568,014	413,484,161
Undistributed (overdistributed) net investment income	3,960,136	426,934	3,418,271	4,939,180
Accumulated net realized gain from investments and foreign currency transactions	19,621,108	18,955,690	5,100,403	14,097,809
Unrealized appreciation of investments and translation of assets and liabilities in foreign currencies	260,955,637	47,835,280	16,584,573	173,550,132
Net assets	$519,445,843	374,965,149	540,671,261	606,071,282
Net asset value per share of outstanding capital stock	$44.28	19.76	10.10	16.88

See accompanying notes to financial statements.

1

CLEARWATER INVESTMENT TRUST

Statements of Operations

for the six months ended June 30, 2018 (unaudited)

	Core Equity	Small Companies	Tax-Exempt	International
	Fund	Fund	Bond Fund	Fund
Investment income:
Income:
Dividends (net of foreign taxes withheld of $2,897, $4,565, $0 and $1,063,251, respectively)	$4,771,895	2,292,845	805,302	9,782,166
Interest	-	-	11,065,599	-
Total income	4,771,895	2,292,845	11,870,901	9,782,166
Expenses:
Investment advisory fee	2,395,102	2,465,942	1,578,460	3,111,603
Voluntary fee reduction	(1,383,841)	(584,518)	(683,999)	(994,749)
Total net expenses	1,011,261	1,881,424	894,461	2,116,854
Net investment income	3,760,634	411,421	10,976,440	7,665,312
Net realized gain (loss) on:
Security transactions	35,769,054	13,467,695	(1,052,035)	11,937,616
Forward foreign currency exchange contracts	-	-	-	(305,182)
Foreign currency transactions	-	-	-	(58,416)
Futures contracts	-	-	5,124,664	-
Net increase (decrease) in unrealized appreciation/depreciation on:
Security transactions (net of increase (decrease) in deferred foreign taxes of $0, $0, $0 and $98,901, respectively)	(26,361,882)	2,042,842	(7,904,777)	(31,757,539)
Forward foreign currency exchange contracts	-	-	-	173,908
Futures contracts	-	-	(1,188,543)	-
Translation of other assets and liabilities denominated in foreign currencies	(19)	-	-	(37,816)
Net gain (loss) on investments	9,407,153	15,510,537	(5,020,691)	(20,047,429)
Net increase (decrease) in net assets resulting from operations	$13,167,787	15,921,958	5,955,749	(12,382,117)

See accompanying notes to financial statements.

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CLEARWATER INVESTMENT TRUST

Statements of Changes in Net Assets

for the six months ended June 30, 2018 (unaudited) and the year ended December 31, 2017

	Core Equity Fund		Small Companies Fund
	06/30/2018	12/31/2017	06/30/2018	12/31/2017
Operations:
Net investment income	$3,760,634	7,574,470	411,421	354,268
Net realized gain	35,769,054	38,688,118	13,467,695	62,106,611
Net increase (decrease) in unrealized appreciation/depreciation	(26,361,901)	59,003,270	2,042,842	(17,724,945)
Net increase in net assets resulting from operations	13,167,787	105,265,858	15,921,958	44,735,934
Distributions to shareholders from:
Net investment income	-	(7,688,471)	-	(483,397)
Net realized gain	-	(26,497,925)	-	(57,259,786)
Total distributions to shareholders	-	(34,186,396)	-	(57,743,183)
Capital share transactions:
Proceeds from shares sold	31,022,325	17,783,135	2,035,200	4,295,100
Reinvestment of distributions from net investment income and net realized gain	-	34,174,713	-	57,743,183
Payments for shares redeemed	(63,136,077)	(51,127,836)	(12,711,959)	(22,704,074)
Net increase (decrease) in net assets from capital share transactions	(32,113,752)	830,012	(10,676,759)	39,334,209
Total increase (decrease) in net assets	(18,945,965)	71,909,474	5,245,199	26,326,960
Net assets:
At the beginning of the year	538,391,808	466,482,334	369,719,950	343,392,990
At the end of the year	$519,445,843	538,391,808	374,965,149	369,719,950
Undistributed net investment income	$3,960,136	199,502	426,934	-

	Tax-Exempt Bond Fund		International Fund
	06/30/2018	12/31/2017	06/30/2018	12/31/2017
Operations:
Net investment income	$10,976,440	21,975,142	7,665,312	9,695,264
Net realized gain	4,072,629	3,698,187	11,574,018	35,979,946
Net increase (decrease) in unrealized appreciation/depreciation	(9,093,320)	15,727,491	(31,621,447)	88,603,816
Net increase (decrease) in net assets resulting from operations	5,955,749	41,400,820	(12,382,117)	134,279,026
Distributions to shareholders from:
Net investment income	(11,634,603)	(24,005,546)	-	(10,724,142)
Net realized gain	-	(3,125,893)	-	(7,930,041)
Total distributions to shareholders	(11,634,603)	(27,131,439)	-	(18,654,183)
Capital share transactions:
Proceeds from shares sold	18,707,521	25,194,500	2,990,300	13,231,107
Reinvestment of distributions from net investment income and net realized gain	11,749,173	27,662,365	-	18,654,200
Payments for shares redeemed	(9,262,484)	(26,826,167)	(9,178,903)	(31,866,974)
Net increase (decrease) in net assets from capital share transactions	21,194,210	26,030,698	(6,188,603)	18,333
Total increase (decrease) in net assets	15,515,356	40,300,079	(18,570,720)	115,643,176
Net assets:
At the beginning of the year	525,155,905	484,855,826	624,642,002	508,998,826
At the end of the year	$540,671,261	525,155,905	606,071,282	624,642,002
Undistributed (overdistributed) net investment income	$3,418,271	4,066,323	4,939,180	(2,481,650)

See accompanying notes to financial statements.

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CLEARWATER INVESTMENT TRUST

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30,	Year ended December 31,
	2018
Core Equity Fund	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$43.21	37.43	35.57	39.41	37.77	28.81
Income (loss) from investment operations:
Net investment income	0.33	0.64	0.65	0.64	0.60	0.51
Net realized and unrealized gains (losses)	0.74	8.03	3.27	(0.96)	2.91	8.95
Total from investment operations	1.07	8.67	3.92	(0.32)	3.51	9.46
Less distributions to shareholders from:
Net investment income	-	(0.65)	(0.49)	(0.60)	(0.63)	(0.50)
Net realized gain	-	(2.24)	(1.57)	(2.92)	(1.24)	-
Total distributions to shareholders:	-	(2.89)	(2.06)	(3.52)	(1.87)	(0.50)
Net asset value, end of period	$44.28	43.21	37.43	35.57	39.41	37.77
Total return (a)	2.48%	23.26%	10.98%	(0.71)%	9.23%	32.85%
Net assets, end of period (000s omitted)	$519,446	538,392	466,482	492,418	541,017	523,042
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h)	0.38%	0.39%	0.43%	0.42%	0.50%	0.50%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h)	1.41%	1.51%	1.63%	1.52%	1.50%	1.51%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h)	0.89%	1.00%	1.16%	1.02%	1.10%	1.11%
Portfolio turnover rate (excluding short-term securities)	13.49%	31.13%	44.11%	94.07%	13.54%	21.07%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(c)	Annualized for periods less than one year.

(d)	Effective September 22, 2017, the investment advisory fee, net of voluntary waivers, increased to 0.38%. Also effective September 22, 2017, the Adviser decreased the voluntary waiver to 0.52%

(e)	Effective March 16, 2017, the investment advisory fee, net of voluntary waivers, decreased to 0.37%. Also effective March 16, 2017, the Adviser increased the voluntary waiver to 0.53%.

(f)	Effective March 16, 2016, the investment advisory fee, net of voluntary waivers, increased to 0.44%. Also effective March 16, 2016, the Adviser decreased the voluntary waiver to 0.46%.

(g)	Effective March 16, 2015, the investment advisory fee, net of voluntary waivers,decreased to 0.40%. Also effective March 16, 2015, the Adviser increased the voluntary waiver to 0.50%.

(h)	Effective March 15, 2013, the investment advisory fee, net of voluntary waivers, decreased to 0.50%. Also effective March 15, 2013, the Adviser increased the voluntary waiver to 0.40%.

See accompanying notes to financial statements.

4

CLEARWATER INVESTMENT TRUST

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30,	Year ended December 31,
	2018
Small Companies Fund	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$18.92	19.79	17.18	20.30	22.35	18.70
Income (loss) from investment operations:
Net investment income	0.04	0.02	0.07	0.07	0.05	0.05
Net realized and unrealized gains (losses)	0.80	2.58	3.30	(0.90)	1.10	6.30
Total from investment operations	0.84	2.60	3.37	(0.83)	1.15	6.35
Less distributions to shareholders from:
Net investment income	-	(0.03)	(0.05)	(0.06)	(0.04)	(0.06)
Net realized gain	-	(3.44)	(0.71)	(2.23)	(3.16)	(2.64)
Total distributions to shareholders:	-	(3.47)	(0.76)	(2.29)	(3.20)	(2.70)
Net asset value, end of period	$19.76	18.92	19.79	17.18	20.30	22.35
Total return (a)	4.44%	13.46%	19.67%	(3.96)%	5.03%	34.01%
Net assets, end of period (000s omitted)	$374,965	369,720	343,393	299,380	333,888	343,068
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h)	1.03%	0.99%	1.02%	0.97%	0.94%	0.95%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h)	0.23%	0.11%	0.28%	0.22%	0.24%	0.21%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h)	(0.09)%	(0.25)%	(0.05)%	(0.16)%	(0.17)%	(0.19)%
Portfolio turnover rate (excluding short-term securities)	29.30%	113.85%	78.82%	58.71%	55.51%	59.84%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(c)	Annualized for periods less than one year.

(d)	Effective September 22, 2017, the investment advisory fee, net of voluntary waivers, increased to 1.03%. Also effective March 16, 2017, the Adviser decreased the voluntary waiver to 0.32%.

(e)	Effective March 16, 2017, the investment advisory fee, net of voluntary waivers, decreased to 0.96%. Also effective March 16, 2017, the Adviser increased the voluntary waiver to 0.39%.

(f)	Effective March 16, 2016, the investment advisory fee, net of voluntary waivers, increased to 1.03%. Also effective March 16, 2016, the Adviser decreased the voluntary waiver to 0.32%.

(g)	Effective March 16, 2015, the investment advisory fee, net of voluntary waivers, increased to 0.98%. Also effective March 16, 2015, the Adviser decreased the voluntary waiver to 0.37%.

(h)	Effective March 15, 2013, the investment advisory fee, net of voluntary waivers, decreased to 0.94%. Also effective March 15, 2013, the Adviser increased the voluntary waiver to 0.41%.

See accompanying notes to financial statements.

5	(Continued)

CLEARWATER INVESTMENT TRUST

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30,	Year ended December 31,
	2018
Tax-Exempt Bond Fund	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.21	9.93	10.16	10.16	9.23	10.15
Income (loss) from investment operations:
Net investment income (loss)	(0.24)	0.45	0.46	0.42	0.44	0.46
Net realized and unrealized gains (losses)	0.35	0.38	(0.23)	0.04	0.95	(0.84)
Total from investment operations	0.11	0.83	0.23	0.46	1.39	(0.38)
Less distributions to shareholders from:
Net investment income	(0.22)	(0.49)	(0.44)	(0.42)	(0.44)	(0.46)
Net realized gain	-	(0.06)	(0.02)	(0.04)	(0.02)	(0.08)
Total distributions to shareholders:	(0.22)	(0.55)	(0.46)	(0.46)	(0.46)	(0.54)
Net asset value, end of period	$10.10	10.21	9.93	10.16	10.16	9.23
Total return (a)	1.10%	8.54%	2.28%	4.73%	15.29%	(3.77)%
Net assets, end of period (000s omitted)	$540,671	525,156	484,856	512,773	507,982	465,026
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e)	0.34%	0.34%	0.34%	0.34%	0.33%	0.34%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e)	4.17%	4.35%	4.54%	4.23%	4.48%	4.78%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e)	3.91%	4.09%	4.28%	3.97%	4.21%	4.52%
Portfolio turnover rate (excluding short-term securities)	4.83%	13.28%	13.48%	18.93%	22.25%	31.65%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(c)	Annualized for periods less than one year.

(d)	Effective March 16, 2015, the investment advisory fee, net of voluntary waivers, increased to 0.34%. Also effective March 16, 2015, the Adviser decreased the voluntary waiver to 0.26%.

(e)	Effective March 15, 2013, the investment advisory fee, net of voluntary waivers, decreased to 0.33%. Also effective March 15, 2013, the Adviser increased the voluntary waiver to 0.27%.

See accompanying notes to financial statements.

6	(Continued)

CLEARWATER INVESTMENT TRUST

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30,	Year ended December 31,
	2018
International Fund	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$17.23	14.04	14.02	14.41	15.76	13.33
Income (loss) from investment operations:
Net investment income	0.21	0.27	0.27	0.28	0.35	0.29
Net realized and unrealized gains (losses)	(0.56)	3.44	0.02	(0.31)	(1.08)	2.62
Total from investment operations	(0.35)	3.71	0.29	(0.03)	(0.73)	2.91
Less distributions to shareholders from:
Net investment income	-	(0.30)	(0.27)	(0.28)	(0.36)	(0.34)
Net realized gain	-	(0.22)	- (a)	(0.08)	(0.26)	(0.14)
Total distributions to shareholders:	-	(0.52)	(0.27)	(0.36)	(0.62)	(0.48)
Net asset value, end of period	$16.88	17.23	14.04	14.02	14.41	15.76
Total return (b)	(2.03)%	26.54%	2.09%	(0.15)%	(4.70)%	21.85%
Net assets, end of period (000s omitted)	$606,071	624,642	508,999	491,184	481,943	511,904
Ratio of expenses, net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i)	0.68%	0.67%	0.70%	0.69%	0.67%	0.66%
Ratio of expenses, before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss), net of waivers, to average net assets (d), (e), (f), (g), (h), (i)	2.47%	1.67%	1.90%	1.87%	2.22%	1.99%
Ratio of net investment income (loss), before waivers, to average net assets (d), (e), (f), (g), (h), (i)	2.15%	1.34%	1.60%	1.56%	1.89%	1.65%
Portfolio turnover rate (excluding short-term securities)	10.22%	36.17%	37.21%	18.49%	15.33%	22.54%

(a)	Per share amounts from distributions paid from net realized gain were less than $0.01 per share.

(b)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(c)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)	Annualized for periods less than one year.

(e)	Effective September 22, 2017, the investment advisory fee, net of voluntary waivers, increased to 0.68%. Also effective September 22, 2017, the Adviser decreased the voluntary waiver to 0.32%.

(f)	Effective March 16, 2017, the investment advisory fee, net of voluntary waivers, decreased to 0.65%. Also effective March 16, 2017, the Adviser increased the voluntary waiver to 0.35%.

(g)	Effective March 16, 2016, the investment advisory fee, net of voluntary waivers, increased to 0.70%. Also effective March 16, 2016, the Adviser decreased the voluntary waiver to 0.30%.

(h)	Effective March 16, 2015, the investment advisory fee, net of voluntary waivers, increased to 0.69%. Also effective March 16, 2015, the Adviser decreased the voluntary waiver to 0.31%.

(i)	Effective March 15, 2013, the investment advisory fee, net of voluntary waivers, increased to 0.67%. Also effective March 15, 2013, the Adviser decreased the voluntary waiver to 0.33%.

See accompanying notes to financial statements.

7	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2018

(1)     Organization

Clearwater Investment Trust (the “Trust”) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open end management investment company and presently includes four series: Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Small Companies Fund (“Small Companies Fund”), Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”), and Clearwater International Fund (“International Fund” and together with the Core Equity Fund, Small Companies Fund and Tax-Exempt Bond Fund, the “Funds”). Clearwater Management Co., Inc. (the “Adviser”) serves as the investment adviser for each of the Funds and is responsible for the oversight of each of the Fund’s subadvisers. The Trust’s declaration of trust permits the Board of Trustees to create additional funds in the future. The investment objective of the Core Equity, Small Companies, and International Funds is long-term capital growth. The investment objective of the Tax-Exempt Bond Fund is high current income that is exempt from United States (“U.S.”) federal income tax, consistent with preservation of capital.

Fiduciary Counselling, Inc. (“FCI”) acts as subadviser to each of the Funds. FCI does not provide day-to-day management, but provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Funds by the Adviser.

The Northern Trust Company serves as the custodian, administrator, accounting services agent and transfer agent for the Trust.

Under normal market conditions, the Core Equity Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The equity securities in which the Fund primarily invests are common and preferred stocks. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles. The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates, LLC (“Parametric”), AQR Capital Management (“AQR”), and O’Shaughnessy Asset Management (“OSAM”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 60% of the Fund’s total assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund’s two other subadvisers that provide day-to-day management. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the Russell 1000® Index as closely as possible without requiring the Fund to realize taxable gains. In addition, as noted above, FCI also acts as a subadviser to the Fund but does not provide day-to-day management.

Under normal market conditions, the Small Companies Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines “small companies” as issuers with market capitalizations no greater than that of the largest capitalization company included in the Russell 2000® Index at the time of purchase. The equity securities the Fund invests in consist primarily of exchange-traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk in the portfolio. A convertible security generally

8	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2018

entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. It is intended that the Fund holds a portion of its portfolio for more than two years to allow for the change that prompted the relevant security’s purchase to yield results. The Fund uses a “multi-style, multi-manager” approach. The Fund’s Adviser allocates portions of the Fund’s assets between subadvisers who employ distinct investment styles. The Fund currently allocates assets between the following subadvisers who provide day-to-day management for the Fund: Kennedy Capital Management, Inc. (“KCM”), Cooke & Bieler, L.P. (“Cooke & Bieler”), and Pzena Investment Management, LLC (“Pzena”). FCI also acts as a subadviser to the Fund but does not provide day-to-day management.

Under normal market conditions, the Tax-Exempt Bond Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these bonds is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its net assets in bonds that generate interest income subject to federal alternative minimum tax for individuals. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund currently has one subadviser that provides day-to-day management for the Fund, Sit Fixed Income Advisors II, LLC (“Sit”). FCI also acts as a subadviser to the Fund but does not provide day-to-day management.

Under normal market conditions, the International Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, exchange-traded funds, and other investment companies. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers. In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts. The Fund does not intend to invest in foreign currency exchange contracts, options, futures contracts or options in futures contracts for speculative purposes. The Fund uses a “multi-style, multi-manager” approach. The Fund’s assets are allocated to different subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric, Artisan Partners Limited Partnership (“Artisan Partners”), WCM Investment Management (“WCM”) and Templeton Investment Counsel, LLC (“Templeton”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 40% of the Fund’s assets will be allocated to Parametric, and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. FCI also acts as a subadviser to the Fund but does not provide day-to-day management.

9	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2018

(2)     Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”

The significant accounting policies followed by the Funds are as follows:

(a)     Investments in Securities

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Foreign security values are stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities are valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Shares of open end investment companies are valued at their daily net asset value (“NAV”). Shares of closed-end funds and exchange traded funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.

Securities for which no market quotations are readily available (including those for which trading has been suspended), or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the NAV, are valued at fair value as determined in good faith using procedures established by the Board of Trustees. This may occur particularly with respect to certain foreign securities held by the International Fund, whereby the Board of Trustees may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of these foreign securities as of the time the Fund’s NAV is calculated. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. These procedures are used by the Valuation Committee, in accordance with the procedures established by the Board of Trustees, to determine the fair value of the security or securities. Such determinations are then submitted for review and ratification by the Board of Trustees. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

Security transactions are accounted for on the trade date, which is the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date or, for foreign securities, as soon as the information is available. Interest income, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.

10	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2018

(b)     Foreign Currency Translation

The International Fund invests in securities which are purchased and sold in foreign currencies as a principal investment strategy. The costs of purchases, proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The value of the International Fund’s net assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are recorded within net realized gain (loss) on security transactions and within net increase (decrease) in unrealized appreciation/depreciation on security transactions on the Statements of Operations. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are recorded within net realized gain (loss) on foreign currency transactions on the Statements of Operations. The International Fund also will incur costs in converting U.S. dollars to local currencies, and vice versa. Risks may arise upon investing in foreign securities including, but not limited to, political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income tax and possible delays in the settlement of foreign stock exchange transactions. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the U.S.

(c)     Futures Contracts

The Tax-Exempt Bond Fund invests in long or short financial futures contracts for hedging purposes or to manage duration or gain additional exposure to bond markets. When used as a hedge, the Fund will purchase and sell various kinds of futures contracts. The Fund will also enter into closing purchase and sale transactions with respect to any such futures contracts. The futures contracts may be based on various securities and securities indices. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time the Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian or broker of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized appreciation or depreciation. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts within Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts within Net increase (decrease) in unrealized appreciation/depreciation on futures contracts. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8, Derivative Instruments.

(d)     Forward Foreign Currency Exchange Contracts

The International Fund enters into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against adverse movements in foreign currency exchange rates, specific transactions or the portfolio position. The objective of the International Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. Forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded on forward foreign currency exchange contracts within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. The International Fund records

11	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2018

any realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are recorded within net realized gain (loss) on forward foreign currency exchange contracts on the Statements of Operations. Risks may arise upon entering into forward foreign currency exchange contracts from the potential of the issuer to default on its obligations under the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The International Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the issuer fails to perform. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8, Derivative Instruments.

(e)     Spot Contracts

The International Fund routinely enters into spot contracts in order to buy or sell a certain amount of foreign currency at the current market rate. The International Fund may enter into spot contracts in order to make payments, or to receive payments, based on investment trading activity in a foreign currency. A spot contract allows the International Fund to buy or sell foreign currency on the day it chooses to deal. From time to time, the Core Equity Fund may also enter into spot contracts in order to make or receive payments due to investment trading activity in a foreign currency on a non-U.S. exchange. Spot contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in translation of other assets and liabilities denominated in foreign currencies within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. Unrealized gains or losses on outstanding spot contracts are recorded in payables for investment securities purchased or receivable for securities sold, respectively, on the Statements of Assets and Liabilities. The Funds record any realized gains or losses at the time the spot contract settles. Realized gains or losses, if any, are included within net realized gain (loss) on foreign currency transactions on the Statements of Operations. Risks may arise upon entering into spot contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar in a short period of time. The Funds bear the market risk from changes in foreign currency exchange rates.

(f)      Master Limited Partnerships

The International Fund invests in Master Limited Partnerships (“MLPs”). The benefits derived from the Fund’s investments in MLPs are largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.

(g)     Delayed Delivery Transactions and When-Issued Securities

Certain Funds may engage in securities transactions on a when-issued or delayed-delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed-delivery purchases are outstanding, a Fund will segregate liquid assets on its records in amounts sufficient to meet

12	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2018

the purchase price. A Fund may dispose of or renegotiate a delayed-delivery transaction, which may result in a capital gain or loss.

(h)     Short-Term Investments

The Core Equity, Small Companies, Tax-Exempt Bond, and International Funds currently invest in the U.S. Government Select Portfolio, a money market portfolio of Northern Institutional Funds, an investment company advised by Northern Trust Investments, Inc. The U.S. Government Select Portfolio primarily invests in securities issued by the U.S. government, government agencies, and government-sponsored enterprises.

(i)      Recoverable Taxes

The balances disclosed as foreign tax reclaim receivable, if any, represent net amounts withheld by foreign governments on dividend income earned in the respective countries subject to reclamation. All reclaims are paid directly to the applicable Funds.

(j)      Federal Taxes

The Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and net realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each Fund is treated as a separate entity for federal income tax purposes.

Management has analyzed the Funds’ tax positions taken on federal tax returns for all open tax years and has concluded that as of December 31, 2017, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for the 2014, 2015, 2016 and 2017 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue. Net investment income and net realized gain (loss) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) were recorded by the Funds. The Trust has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Further, the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve

13	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2018

months. The tax character of distributions by the Funds during the years ended December 31, 2017 and 2016 was as follows:

	Tax-Exempt		Ordinary Income*
	2017	2016	2017	2016
Core Equity Fund	$-	$-	$7,688,471	$5,855,360
Small Companies Fund	-	-	8,674,016	848,536
Tax-Exempt Bond Fund	24,359,964	21,330,974	1,189,281	97,304
International Fund	-	-	10,724,142	9,674,768

	Long-Term Capital Gains**
	2017	2016
Core Equity Fund	$26,497,925	$18,781,172
Small Companies Fund	49,069,167	12,075,262
Tax-Exempt Bond Fund	2,113,229	1,167,286
International Fund	7,930,041	12,673

* In addition to the ordinary income distributions, during 2017 the following Funds utilized equalization accounting for tax purposes whereby a portion of redemption payments were treated as distributions of ordinary income in the following amounts:

Core Equity Fund	$43,242
Small Companies Fund	928,098
International Fund	60,990

** In addition to the long-term capital gain distributions, during 2017 the following Funds utilized equalization accounting for tax purposes whereby a portion of redemption payments were treated as distributions of long-term capital gains in the following amounts:

Core Equity Fund	$1,370,009
Small Companies Fund	1,244,470
International Fund	604,615

14	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2018

As of June 30, 2018, the components of distributable earnings on a tax basis were as follows:

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Undistributed ordinary income	$4,071,687	$9,365,099	$1,778,980	$9,271,316
Undistributed tax-exempt income	-	-	448,495	-
Undistributed capital gain	19,664,964	10,434,797	2,528,754	13,063,761
Accumulated capital losses and other	-	-	(124,321)	-
Unrealized appreciation	260,800,230	47,418,008	20,471,339	170,252,043
Total	$284,536,881	$67,217,904	$25,103,247	$192,587,120

Distributions to shareholders from net investment income and net realized gain are determined in accordance with federal income tax regulations, which may differ from such amounts recorded in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for financial reporting purposes. Accordingly, the Funds may make reclassifications among certain of their capital accounts in order to reflect the tax treatment for certain permanent differences that exist between federal income tax regulations and U.S. GAAP. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends from investments in Real Estate Investment Trusts (“REITs”) and Partnerships gains and losses. At December 31, 2017, the Funds utilized equalization accounting whereby a portion of redemption payments were treated as distributions. These reclassifications have no impact on the total net assets or the NAV per share of the Funds. At June 30, 2018, reclassifications have been recorded among the following capital accounts on the Statements of Assets and Liabilities:

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Undistributed (overdistributed) net investment income	$-	$15,513	$10,110	$(244,482)
Accumulated net realized gain (loss)	(25,989,208)	(15,513)	(10,110)	244,482
Additonal paid-in capital	25,989,208	-	-	-

(k)	Distributions to Shareholders

Distributions to shareholders from net investment income, if any, are declared annually for the Core Equity, Small Companies, and International Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares at the direction of the shareholders. During the year ended December 31, 2017, the Core Equity, Small Companies and International Funds utilized equalization accounting with respect to distributions to shareholders, in order to keep remaining shareholders’ interest in undistributed income from being affected.

15	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2018

(l)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(m)	Indemnification

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims. The Funds believe that the likelihood of any such claims is remote.

(3)	Fair Value Measurements

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments, as described in Note 2(a). These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

●	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

16	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing each Fund’s investments and other financial instruments, if any, which are carried at fair value, as of June 30, 2018.

	Core Equity Fund (a)
	Level 1	Level 2	Level 3	Total
Common Stocks	$516,544,181	$-	$-	$516,544,181
Short-Term Investments	3,369,903	-	-	3,369,903
Total	$519,914,084	$-	$-	$519,914,084

(a) For the Core Equity Fund, the investment value is comprised of equity securities, rights and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. Two rights were deemed Level 3 classifications, as their trading was suspended pending corporate actions and these rights were valued at period end using internally determined prices.

The Core Equity Fund records all transfers between levels based on valuations at the end of each reporting period. At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2017.

	Small Companies Fund (b)
	Level 1	Level 2	Level 3		Total
Common Stocks	$364,672,481	$-	$-		$364,672,481
Convertible Bonds	-	128,342	-		128,342
Convertible Preferred Stock	422,648	-	-		422,648
Preferred Stocks	3,108,272	-	-		3,108,272
Warrants	-	-	-	*	-
Short-Term Investments	8,525,125	-	-		8,525,125
Total	$376,728,526	$128,342	$-		$376,856,868

* Security has been deemed worthless and is a Level 3 investment.

(b) For the Small Companies Fund, the investment value is comprised of equity securities, convertible bonds, warrants and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. At June 30, 2018, one security was deemed worthless, resulting in Level 3 classification.

There were no significant Level 3 valuations at June 30, 2018.

17	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2018

The Small Companies Fund records all transfers between levels based on valuations at the end of each reporting period. At June 30, 2018, there was one equity security transfer from Level 2 to Level 1 classification based on levels assigned to the securities on December 31, 2017. The common stock was transferred from Level 2 to Level 1 based on prices derived from listed last price for the current reporting period. No other transfers between levels occurred during the reporting period.

	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$25,094,929	$-	$-	$25,094,929
Municipal Bonds
Airports	-	2,772,155	-	2,772,155
Bond Banks	-	511,425	-	511,425
Development	-	37,610,635	-	37,610,635
Education	-	38,175,978	-	38,175,978
Facilities	-	2,942,067	-	2,942,067
General	-	47,527,337	-	47,527,337
General Obligations	-	21,631,527	-	21,631,527
Higher Education	-	18,534,613	-	18,534,613
Housing	-	25,507,920	-	25,507,920
Medical	-	31,488,338	-	31,488,338
Mello-Roos	-	666,984	-	666,984
Multifamily Housing	-	47,808,437	-	47,808,437
Nursing Home	-	70,413,313	-	70,413,313
Power	-	3,726,038	-	3,726,038
School District	-	32,844,530	-	32,844,530
Single Family Housing	-	97,594,873	-	97,594,873
Student Loan	-	1,379,586	-	1,379,586
Tobacco Settlement	-	1,413,758	-	1,413,758
Transportation	-	7,183,158	-	7,183,158
Utilities	-	397,262	-	397,262
Water	-	5,657,486	-	5,657,486
Short-Term Investments	14,811,297	-	-	14,811,297
Total	$39,906,226	$495,787,420	$-	$535,693,646

(c) For the Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s NAV is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value

18	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2018

of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s NAV is calculated.

Tax-Exempt Bond Fund
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Futures Contracts	$(792,669)	$-	$-	$(792,669)
Net Other Financial Instruments	$(792,669)	$-	$-	$(792,669)

The futures contracts outstanding at June 30, 2018 are considered Level 1 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Futures contracts are shown on a gross basis in the above table and on the Statements of Operations.

The Tax-Exempt Bond Fund, records all transfers between levels based on valuations at the end of each reporting period. At June 30, 2018, for the Tax-Exempt Bond Fund, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2017.

	International Fund (d)
	Level 1	Level 2	Level 3	Total
Common Stocks
Thailand	$-	$708,935	$-	$708,935
All other countries	572,417,887	-	-	572,417,887
Preferred Stocks	4,385,351	-	-	4,385,351
Rights	29,023	-	-	29,023
Investment Companies	2,302,558	-	-	2,302,558
Short-Term Investments	23,158,196	-	-	23,158,196
Total	$602,293,015	$708,935	$-	$603,001,950

(d) For the International Fund, the investment value is comprised of equity securities, rights, investment companies and short-term investments. See the Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are

19	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2018

traded. Shares of open end investment companies are valued at their daily net asset value. One inactively traded Thailand based security was valued based on the prices of similar securities resulting in Level 2 classifications.

International Fund
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency exchange contracts	$-	$152,273	$-	$152,273
Liabilities
Forward foreign currency exchange contracts	-	(2,016)	-	(2,016)
Net Other Financial Instruments	$-	$150,257	$-	$150,257

The forward foreign currency exchange contracts outstanding at June 30, 2018 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table and on the Statements of Assets and Liabilities.

The International Fund records all transfers between levels based on valuations at the end of each reporting period. At June 30, 2018, for the International Fund, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2017.

(4) Investment Security Transactions

The cost of purchases and proceeds from sales of securities (excluding short-term securities) for the period ended June 30, 2018, were as follows:

	Purchases	Sales
Core Equity Fund	$71,519,393	$100,548,678
Small Companies Fund	103,818,624	107,995,343
Tax-Exempt Bond Fund	44,128,733	23,459,201
International Fund	65,310,084	60,737,829

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post-October currency and capital losses for tax purposes, and the recharacterization of income recognition on investments in PFICs.

20	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2018

At June 30, 2018, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Funds	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Core Equity Fund	$264,527,788	$(3,727,560)	$260,800,228	$259,113,856
Small Companies Fund	57,530,594	(10,112,586)	47,418,008	329,438,860
Tax-Exempt Bond Fund	26,405,512	(5,890,875)	20,514,637	515,179,010
International Fund	183,452,488	(13,022,476)	170,430,012	432,571,938

(5)	Capital Share Transactions

Transactions in capital shares for the six months ended June 30, 2018 and the fiscal year ended December 31, 2017 were as follows:

	Core Equity Fund		Small Companies Fund
	2018	2017	2018	2017
Sold	701,194	413,847	105,368	203,833
Issued for reinvestment of distributions	-	800,157	-	3,111,163
Redeemed	(1,429,748)	(1,216,957)	(667,260)	(1,127,622)
Net Increase (decrease)	(728,554)	(2,953)	(561,892)	2,187,374

	Tax-Exempt Bond Fund		International Fund
	2018	2017	2018	2017
Sold	1,850,680	2,493,171	170,812	805,478
Issued for reinvestment of distributions	1,162,900	2,737,332	-	1,105,107
Redeemed	(916,609)	(2,655,913)	(528,755)	(1,900,836)
Net Increase (decrease)	2,096,971	2,574,590	(357,943)	9,749

(6)	Capital Loss Carryforward

For the period subsequent to October 31, 2017 through the fiscal year ended December 31, 2017, the International Fund incurred capital losses and/or late year losses in the amount of $8,557 which the Fund intends to treat as having been incurred in the following fiscal year.

At June 30, 2018, the Funds had no short-term or long-term capital loss carryforwards available to offset future net capital gains. During the fiscal year ended December 31, 2017, the International Fund utilized $23,948,482 in capital losses.

21	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2018

(7) Expenses and Related-Party Transactions

The Trust has a contract for investment advisory services with the Adviser. Under terms of separate agreements, Core Equity Fund, Small Companies Fund, Tax-Exempt Bond Fund and International Fund each pay an investment advisory fee equal to a percentage of each Fund’s average daily net assets. The Adviser is responsible for the payment or reimbursement of all the Funds’ expenses, except brokerage, taxes, interest, and extraordinary expenses. The Adviser has periodically modified its management fee for each of the Funds through voluntary waivers. For the period ending June 30, 2018, management fees and voluntary waivers were as follows:

	Management Fees and Voluntary Waivers
	Management Fee %	Voluntary Waiver %	Net Fee Actually Paid %
Core Equity Fund	0.90	0.52*	0.38
Small Companies Fund	1.35	0.32*	1.03
Tax-Exempt Bond Fund	0.60	0.26**	0.34
International Fund	1.00	0.32*	0.68

* Effective September 22, 2017.

** Effective March 16, 2015.

The Adviser currently intends to continue these voluntary waivers indefinitely. However, the Adviser may terminate these voluntary arrangements at any time.

In addition to fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of any acquired funds in which they invest, such as short-term investments in mutual funds or other investment companies and investments in closed-end funds. Such indirect expenses are not included in any of the reported expense ratios.

The Adviser has entered into subadvisory contracts with independent investment advisory firms for each Fund to provide daily investment management services. The subadvisory fees are based on each subadviser’s proportional net assets it currently manages within each Fund and are paid directly by the Adviser. For each subadviser, the fee schedule is detailed according to the following schedule:

The subadvisory fee for the Core Equity Fund, payable to Parametric, OSAM and AQR is equal to an annual rate of 0.15%, 0.35% and 0.35% of the portions of net assets managed, respectively.

The subadvisory fee for the Small Companies Fund, payable to Pzena for its portion of net assets managed is 1%.

22	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2018

The subadvisory fee for the Small Companies Fund, payable to KCM and Cooke & Bieler for each of their respective portions of net assets managed is based on the following annual rates:

KCM
Up to and including $50 Million	0.85%
Over $50 Million	0.80%

Cooke & Bieler
First $15 million	1.00%
Next $20 million	0.765%
Next $25 million	0.7225%
All assets in excess of $60 million	0.68%

The subadvisory fee for the Tax-Exempt Bond Fund, payable to Sit for Sit’s portion of net assets managed is based on the following annual rates:

Sit
Up to and including $20 Million	0.40%
Next $30 Million	0.30%
Next $25 Million	0.25%
Next $175 Million	0.20%
Over $250 Million	0.18%

The subadvisory fee for the International Fund, payable to Parametric and WCM, is equal to an annual rate of 0.15% and 0.80% of the portions of net assets managed, respectively.

23	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2018

The subadvisory fee for the International Fund, payable to Artisan Partners and Templeton for each of their respective portions of net assets managed is based on the following annual rates:

Artisan Partners
First $50 Million	0.80%
Next $50 Million	0.60%
All assets in excess of $100 Million	0.50%

Templeton
First $25 Million	0.95%
Next $25 Million	0.85%
Next $50 Million	0.75%
Next $150 Million	0.65%
Next $250 Million	0.55%
Over $500 Million	0.50%

The Adviser has also engaged FCI as a subadviser for each Fund. FCI regularly provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Trust by the Adviser. For its services, FCI is compensated with a subadvisory fee payable by the Adviser of 0.20% of each Fund’s average daily net assets, paid on a quarterly basis. FCI is compensated out of the investment advisory fees the Adviser receives from the respective Funds. FCI has agreed to waive the difference between the amount calculated under the subadvisory fee schedule and an amount determined by multiplying the total number of hours worked by FCI in providing services under the subadvisory agreement by an hourly rate that is approved by the Adviser.

(8) Derivative Instruments

Information concerning the types of derivatives in which the Tax-Exempt Bond Fund and International Fund invest, the objectives for using them and their related risks can be found in Note 2 (c) and (d). Below are the types of derivatives held in the Tax-Exempt Bond Fund and International Fund by location as presented in the Statements of Assets and Liabilities as of June 30, 2018, with additional detail on the net amounts impacting the Statements of

24	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2018

Assets and Liabilities. The futures contracts and forward foreign currency exchange contracts presented below are not subject to master netting agreements or other similar agreements.

ASSETS				LIABILITIES
Name of Fund	Derivative Type	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value		Counterparty
Tax-Exempt Bond Fund	Futures contracts	Net unrealized appreciation on futures contracts	$-	Net unrealized depreciation on futures contracts	$792,669	*	Northern Trust
International Fund	Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$152,273	Unrealized depreciation on forward foreign currency exchange contracts	$2,016		Northern Trust

* Represents cumulative appreciation/depreciation on futures contracts as in the Schedules of Investments. Only the variation margin receivable/payable is reported within the Statement of Assets and Liabilities for futures contracts.

The following tables set forth by primary risk exposure the Tax-Exempt Bond Fund’s and International Fund’s net realized gain (loss) and net increase (decrease) in appreciation/depreciation on futures contracts and forward foreign currency exchange contracts for the six months ended June 30, 2018:

Name of Fund	Derivative Type	Statements of Operations Location	Value	Name of Fund	Derivative Type	Statements of Operations Locations	Value
Tax-Exempt Bond Fund	Futures contracts	Net realized gain (loss) on futures contracts	$5,124,663	Tax-Exempt Bond Fund	Futures contracts	Net increase (decrease) in unrealized appreciation/ depreciation on futures contracts	$(1,188,543)
International Fund	Forward foreign currency exchange contracts	Net realized gain (loss) on forward foreign currency exchange contracts	$(305,182)	International Fund	Forward foreign currency exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation on forward foreign currency exchange contracts	$173,908

25	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2018

Derivative transactions are measured in terms of the notional amount. The following table presents, for the Tax-Exempt Bond Fund and International Fund, the number of transactions and weighted average notional amounts of forward foreign currency exchange contracts, which is indicative of the volume of derivative activity, for the six months ended June 30, 2018.

Tax-Exempt Bond Fund
Futures Contracts
Number of Transactions	Weighted Average Notional Amount
3,151	$138,617,781

International Fund
Forward Foreign Currency
Exchange Contracts
Number of Transactions	Weighted Average Notional Amount
8	$4,760,442

(9) Short-term Financing

ReFlow Fund, LLC (“ReFlow”) provides each Fund with a potential source of cash to meet net shareholder redemptions through share purchase for a fee. The Fund then generally redeems those shares when it experiences net sales. The shares may be redeemed in-kind in accordance with the Fund’s redemption in-kind policies. The Fund is generally required to redeem the shares purchased by ReFlow within 30 days (15 days if redeemed in-kind). As such, the proceeds received from ReFlow’s purchase of fund shares is treated as a liability on the statement of assets and liabilities. The fee paid on outstanding shares owned by ReFlow is based on an auction starting at a minimum bid of 0.20% and is paid by the Adviser under the unified advisory fee agreement. During the period ended June 30, 2018, the Fund below utilized the ReFlow arrangement. The average rate paid to ReFlow by the Adviser was 0.20%.

Average Amount Oustanding for Days in Use
Core Equity Fund	$589,929

26	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Consumer Discretionary:
1,500	ADVANCE AUTO PARTS, INC.	$53,558	203,550
6,224	AMAZON.COM, INC.(b)	1,847,202	10,579,555
1,600	AMC NETWORKS, INC., CLASS A(b)	25,785	99,520
1,100	AUTOLIV, INC.(c)	19,410	157,542
300	AUTOZONE, INC.(b)	19,223	201,279
59,592	BEST BUY CO., INC.	2,196,167	4,444,371
1,400	BIG LOTS, INC.	15,477	58,492
1,048	BOOKING HOLDINGS, INC.(b)	805,444	2,124,390
4,400	BORGWARNER, INC.	51,799	189,904
750	BRINKER INTERNATIONAL, INC.	10,084	35,700
631	BURLINGTON STORES, INC.(b)	52,729	94,984
300	CABLE ONE, INC.	113,966	219,987
4,168	CARMAX, INC.(b)	50,984	303,722
1,377	CARTER’S, INC.	119,865	149,253
4,161	CBS CORP., CLASS B (NON VOTING)	27,109	233,931
3,229	CHARTER COMMUNICATIONS, INC., CLASS A(b)	121,025	946,775
100	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A	94	430
57,818	COMCAST CORP., CLASS A	633,587	1,897,009
4,600	D.R. HORTON, INC.	22,057	188,600
1,826	DARDEN RESTAURANTS, INC.	79,573	195,492
1,500	DICK’S SPORTING GOODS, INC.	24,803	52,875
3,089	DOLLAR GENERAL CORP.	207,226	304,575
6,724	DOLLAR TREE, INC.(b)	63,447	571,540
900	DOMINO’S PIZZA, INC.	90,041	253,953
2,737	ENTERCOM COMMUNICATIONS CORP., CLASS A	2,989	20,664
2,955	EXPEDIA GROUP, INC.	207,889	355,162
700	FLOOR & DECOR HOLDINGS, INC., CLASS A(b)	30,751	34,531
3,000	FOOT LOCKER, INC.	40,394	157,950
38,163	FORD MOTOR CO.	164,117	422,464
3,600	GAMESTOP CORP., CLASS A	14,505	52,452
1,833	GAP (THE), INC.	42,086	59,371
7,229	GARMIN LTD.(c)	282,862	440,969
683	GCI LIBERTY, INC., CLASS A(b)	5,882	30,790
4,533	GENERAL MOTORS CO.	146,247	178,600
15,000	GENTEX CORP.	106,860	345,300
3,450	GENUINE PARTS CO.	102,424	316,676
1,200	H&R BLOCK, INC.	32,279	27,336
4,700	HANESBRANDS, INC.	67,354	103,494
6,750	HARLEY-DAVIDSON, INC.	39,547	284,040
400	HASBRO, INC.	10,206	36,924
800	HILTON GRAND VACATIONS, INC.(b)	34,176	27,760
14,367	HOME DEPOT (THE), INC.	1,509,348	2,803,002
305	ILG, INC.	1,053	10,074
1,700	INTERNATIONAL GAME TECHNOLOGY PLC	45,829	39,508
30,359	INTERPUBLIC GROUP OF (THE) COS., INC.	390,610	711,615
24,237	KOHL’S CORP.	969,230	1,766,877
6,190	L BRANDS, INC.	70,745	228,287
9,064	LAS VEGAS SANDS CORP.	482,133	692,127
11,703	LEAR CORP.	1,300,542	2,174,535
2,900	LENNAR CORP., CLASS A	37,613	152,250
58	LENNAR CORP., CLASS B	652	2,476
1,600	LIBERTY BROADBAND CORP., CLASS C(b)	135,837	121,152
14,010	LIBERTY EXPEDIA HOLDINGS, INC., CLASS A(b)	503,609	615,599
5,832	LIBERTY GLOBAL PLC, CLASS A(b)(c)	42,377	160,613
7,374	LIBERTY GLOBAL PLC, CLASS C(b)(c)	51,974	196,222
1,000	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS A(b)	33,470	35,310
2,300	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS C(b)	80,654	85,399
980	LIBERTY TRIPADVISOR HOLDINGS, INC., CLASS A(b)	1,653	15,778
1,200	LKQ CORP.(b)	14,970	38,280
2,700	LOWE’S COS., INC.	277,417	258,039
1,300	LULULEMON ATHLETICA, INC.(b)(c)	99,526	162,305
13,830	MACY’S, INC.	347,574	517,657
16,832	MARRIOTT INTERNATIONAL, INC., CLASS A	1,935,570	2,130,931
244	MARRIOTT VACATIONS WORLDWIDE CORP.	3,057	27,562
5,000	MATTEL, INC.	80,253	82,100

See accompanying notes to financial statements.	27	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
10,620	MCDONALD’S CORP.	$433,348	1,664,048
6,600	MGM RESORTS INTERNATIONAL	54,921	191,598
500	MICHAEL KORS HOLDINGS LTD.(b)(c)	30,710	33,300
600	MOHAWK INDUSTRIES, INC.(b)	26,796	128,562
600	MURPHY USA, INC.(b)	4,392	44,574
1,800	NETFLIX, INC.(b)	15,943	704,574
4,915	NEWELL BRANDS, INC.	52,223	126,758
2,375	NEWS CORP., CLASS A	7,170	36,813
17,800	NIKE, INC., CLASS B	268,854	1,418,304
4,300	NORDSTROM, INC.	45,233	222,654
600	NORWEGIAN CRUISE LINE HOLDINGS LTD.(b)	31,692	28,350
400	NVR, INC.(b)	944,289	1,188,140
19,659	OMNICOM GROUP, INC.	1,360,994	1,499,392
900	O’REILLY AUTOMOTIVE, INC.(b)	27,059	246,213
400	POLARIS INDUSTRIES, INC.	50,284	48,872
370	POOL CORP.	34,226	56,055
34,679	PULTEGROUP, INC.	698,016	997,021
2,464	PVH CORP.	205,689	368,910
61,463	QURATE RETAIL, INC.(b)	1,311,807	1,304,245
3,568	RALPH LAUREN CORP.	252,964	448,569
12,800	ROSS STORES, INC.	207,188	1,084,800
3,870	ROYAL CARIBBEAN CRUISES LTD.	82,045	400,932
500	SIX FLAGS ENTERTAINMENT CORP.	33,760	35,025
1,600	SKECHERS U.S.A., INC., CLASS A(b)	59,085	48,016
28,500	STARBUCKS CORP.	182,045	1,392,225
5,000	TAPESTRY, INC.	19,161	233,550
10,222	TARGET CORP.	622,756	778,099
5,700	TEGNA, INC.	26,227	61,845
1,660	TESLA, INC.(b)	292,795	569,297
4,136	THOR INDUSTRIES, INC.	148,062	402,805
1,400	TIFFANY & CO.	35,210	184,240
10,094	TJX (THE) COS., INC.	86,033	960,747
1,466	TOPBUILD CORP.(b)	11,809	114,847
800	TRIBUNE MEDIA CO., CLASS A	33,560	30,616
810	TRIPADVISOR, INC.(b)	13,993	45,125
14,107	TWENTY-FIRST CENTURY FOX, INC., CLASS A	220,305	700,977
753	ULTA BEAUTY, INC.(b)	117,541	175,795
4,100	UNDER ARMOUR, INC., CLASS A(b)	56,370	92,168
906	UNDER ARMOUR, INC., CLASS C(b)	10,146	19,099
9,578	VF CORP.	281,277	780,799
100,199	VIACOM, INC., CLASS B	3,020,665	3,022,002
28,667	WALT DISNEY (THE) CO.	647,872	3,004,588
500	WAYFAIR, INC., CLASS A(b)	38,095	59,380
2,100	WHIRLPOOL CORP.	89,510	307,083
1,600	WYNN RESORTS LTD.	32,322	267,744
4,416	YUM CHINA HOLDINGS, INC.(c)	9,382	169,839
18,457	YUM! BRANDS, INC.	1,026,653	1,443,707
		29,657,396	66,571,912	12.82%
Consumer Staples:
8,800	ALTRIA GROUP, INC.	564,326	499,752
36,088	ARCHER-DANIELS-MIDLAND CO.	1,293,792	1,653,913
7,290	BROWN-FORMAN CORP., CLASS B	57,343	357,283
500	BUNGE LTD.	33,065	34,855
8,000	CHURCH & DWIGHT CO., INC.	100,310	425,280
57,881	COCA-COLA (THE) CO.	869,464	2,538,661
1,380	COLGATE-PALMOLIVE CO.	43,344	89,438
17,524	CONAGRA BRANDS, INC.	543,262	626,133
7,253	CONSTELLATION BRANDS, INC., CLASS A	671,569	1,587,464
6,477	COSTCO WHOLESALE CORP.	231,819	1,353,563
6,400	COTY, INC., CLASS A	123,575	90,240
7,643	DR. PEPPER SNAPPLE GROUP, INC.	254,571	932,446
700	ENERGIZER HOLDINGS, INC.	33,278	44,072
5,708	ESTEE LAUDER (THE) COS., INC., CLASS A	348,336	814,474
29,616	GENERAL MILLS, INC.	1,180,988	1,310,804
6,600	HERBALIFE NUTRITION LTD.(b)	45,262	354,552
1,642	HERSHEY (THE) CO.	60,568	152,805
4,800	HORMEL FOODS CORP.	43,206	178,608

See accompanying notes to financial statements.	28	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont’d):
12,962	INGREDION, INC.	$1,225,428	1,434,893
1,600	JM SMUCKER (THE) CO.	64,617	171,968
1,550	KIMBERLY-CLARK CORP.	69,760	163,277
5,579	KRAFT HEINZ (THE) CO.	34,550	350,473
67,464	KROGER (THE) CO.	1,218,211	1,919,351
633	LAMB WESTON HOLDINGS, INC.	7,452	43,367
700	MCCORMICK & CO., INC. (NON VOTING)	21,613	81,263
3,456	MOLSON COORS BREWING CO., CLASS B	167,944	235,146
15,338	MONDELEZ INTERNATIONAL, INC., CLASS A	125,797	628,858
6,654	MONSTER BEVERAGE CORP.(b)	172,029	381,274
4,924	NU SKIN ENTERPRISES, INC., CLASS A	174,547	385,008
31,957	PEPSICO, INC.	2,666,047	3,479,159
25,865	PHILIP MORRIS INTERNATIONAL, INC.	886,888	2,088,340
2,305	PILGRIM’S PRIDE CORP.(b)	49,839	46,400
6,000	PINNACLE FOODS, INC.	219,854	390,360
700	POST HOLDINGS, INC.(b)	43,421	60,214
64,765	PROCTER & GAMBLE (THE) CO.	3,189,653	5,055,556
26,450	SYSCO CORP.	1,120,141	1,806,270
21,977	TYSON FOODS, INC., CLASS A	1,044,801	1,513,116
16,150	WALGREENS BOOTS ALLIANCE, INC.	185,200	969,242
36,730	WALMART, INC.	2,907,264	3,145,924
		22,093,134	37,393,802	7.20%
Energy:
3,546	ANADARKO PETROLEUM CORP.	67,687	259,744
2,479	ANDEAVOR	125,030	325,195
30,277	ANTERO RESOURCES CORP.(b)	560,174	646,414
762	APERGY CORP.(b)	7,853	31,814
1,200	BAKER HUGHES A GE CO.	36,468	39,636
32,795	CHEVRON CORP.	1,428,027	4,146,272
500	CIMAREX ENERGY CO.	32,151	50,870
3,600	CNX RESOURCES CORP.(b)	25,763	64,008
1,700	CONCHO RESOURCES, INC.(b)	49,631	235,195
29,983	CONOCOPHILLIPS	853,190	2,087,416
450	CONSOL ENERGY, INC.(b)	5,125	17,258
2,000	CONTINENTAL RESOURCES, INC.(b)	20,765	129,520
6,000	DIAMONDBACK ENERGY, INC.	570,297	789,420
9,794	ENBRIDGE, INC.(c)	137,797	349,548
1,300	ENERGEN CORP.(b)	44,343	94,666
600	EOG RESOURCES, INC.	19,976	74,658
4,000	EQT CORP.	132,900	220,720
42,529	EXXON MOBIL CORP.	1,611,996	3,518,424
10,758	HALLIBURTON CO.	164,732	484,755
3,100	HELMERICH & PAYNE, INC.	39,003	197,656
1,800	HESS CORP.	77,007	120,402
13,549	HOLLYFRONTIER CORP.	567,415	927,158
7,312	KINDER MORGAN, INC.	64,699	129,203
6,100	MARATHON OIL CORP.	92,456	127,246
28,217	MARATHON PETROLEUM CORP.	1,751,828	1,979,705
3,000	MURPHY OIL CORP.	39,255	101,310
5,500	NABORS INDUSTRIES LTD.	30,723	35,255
4,722	NATIONAL OILWELL VARCO, INC.	74,438	204,935
1,200	NEWFIELD EXPLORATION CO.(b)	27,012	36,300
3,800	NOBLE ENERGY, INC.	20,499	134,064
6,000	OCCIDENTAL PETROLEUM CORP.	54,261	502,080
2,300	OCEANEERING INTERNATIONAL, INC.	43,181	58,558
2,000	ONEOK, INC.	27,076	139,660
2,600	PATTERSON-UTI ENERGY, INC.	53,630	46,800
30,963	PBF ENERGY, INC., CLASS A	1,045,190	1,298,279
12,072	PHILLIPS 66	144,087	1,355,806
3,930	PIONEER NATURAL RESOURCES CO.	165,650	743,713
15,236	SCHLUMBERGER LTD.	336,122	1,021,269
1,600	SM ENERGY CO.	31,501	41,104
1,000	TARGA RESOURCES CORP.	22,120	49,490
4,900	TRANSOCEAN LTD.(b)(c)	46,629	65,856
60,636	VALERO ENERGY CORP.	3,544,266	6,720,288
1,400	WHITING PETROLEUM CORP.(b)	31,358	73,808

See accompanying notes to financial statements.	29	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
5,200	WPX ENERGY, INC.(b)	$50,544	93,756
		14,273,855	29,769,234	5.73%
Financials:
600	AFFILIATED MANAGERS GROUP, INC.	35,024	89,202
51,432	AFLAC, INC.	1,855,928	2,212,605
500	ALLEGHANY CORP.	140,685	287,485
14,374	ALLSTATE (THE) CORP.	729,086	1,311,915
19,826	ALLY FINANCIAL, INC.	404,611	520,829
8,233	AMERICAN EXPRESS CO.	227,627	806,834
4,900	AMERICAN FINANCIAL GROUP, INC.	220,290	525,917
6,100	AMERICAN INTERNATIONAL GROUP, INC.	143,498	323,422
2,134	AMERICAN NATIONAL INSURANCE CO.	259,877	255,205
30,304	AMERIPRISE FINANCIAL, INC.	3,000,681	4,238,923
3,021	AON PLC(c)	77,683	414,391
27,300	ARCH CAPITAL GROUP LTD.(b)(c)	417,170	722,358
2,300	ARTHUR J. GALLAGHER & CO.	80,002	150,144
1,700	ASPEN INSURANCE HOLDINGS LTD.(c)	70,107	69,190
4,900	ASSURANT, INC.	218,575	507,101
14,090	ASSURED GUARANTY LTD.(c)	367,190	503,436
739	ATHENE HOLDING LTD., CLASS A(b)	33,966	32,398
1,300	AXIS CAPITAL HOLDINGS LTD.(c)	43,361	72,306
165,803	BANK OF AMERICA CORP.	2,093,702	4,673,987
13,901	BANK OF NEW YORK MELLON (THE) CORP.	390,433	749,681
7,900	BB&T CORP.	173,879	398,476
28,441	BERKSHIRE HATHAWAY, INC., CLASS B(b)	3,720,534	5,308,513
210	BLACKROCK, INC.	113,742	104,798
200	BRIGHTHOUSE FINANCIAL, INC.(b)	6,471	8,014
620	CANNAE HOLDINGS, INC.(b)	2,893	11,501
28,065	CAPITAL ONE FINANCIAL CORP.	1,893,675	2,579,173
17,900	CHARLES SCHWAB (THE) CORP.	156,088	914,690
6,250	CHUBB LTD.(c)	587,621	793,875
47,758	CITIGROUP, INC.	2,666,305	3,195,965
2,058	CME GROUP, INC.	219,513	337,347
1,281	COMERICA, INC.	86,479	116,469
500	CREDIT ACCEPTANCE CORP.(b)	86,421	176,700
13,776	DISCOVER FINANCIAL SERVICES	358,994	969,968
10,182	E*TRADE FINANCIAL CORP.(b)	276,402	622,731
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	262,903
142,697	FIFTH THIRD BANCORP	4,051,221	4,095,404
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	161,320
30,500	FIRST HORIZON NATIONAL CORP.	193,065	544,120
21,413	FNF GROUP	775,160	805,557
7,500	FRANKLIN RESOURCES, INC.	151,437	240,375
9,248	GOLDMAN SACHS GROUP (THE), INC.	883,616	2,039,831
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	358,680
3,700	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	62,227	189,181
43,648	HUNTINGTON BANCSHARES, INC.	258,761	644,244
505	INTERCONTINENTAL EXCHANGE, INC.	12,819	37,143
2,700	INVESCO LTD.	32,171	71,712
15,903	JANUS HENDERSON GROUP PLC(c)	222,792	488,699
25,805	JEFFERIES FINANCIAL GROUP, INC.	650,645	586,806
94,458	JPMORGAN CHASE & CO.	4,654,002	9,842,524
7,735	KEYCORP	53,455	151,142
3,752	LEGG MASON, INC.	52,584	130,307
1,100	LINCOLN NATIONAL CORP.	22,715	68,475
1,300	LOEWS CORP.	10,310	62,764
200	MARKEL CORP.(b)	67,789	216,870
5,684	MARSH & MCLENNAN COS., INC.	240,120	465,917
1,300	MERCURY GENERAL CORP.	38,018	59,228
2,200	METLIFE, INC.	52,967	95,920
2,200	MOODY’S CORP.	77,502	375,232
32,796	MORGAN STANLEY	929,518	1,554,530
3,900	MSCI, INC.	124,722	645,177
5,900	NASDAQ, INC.	240,309	538,493
5,300	NAVIENT CORP.	28,833	69,059
4,539	PACWEST BANCORP	65,912	224,317
10,514	PNC FINANCIAL SERVICES GROUP (THE), INC.	508,110	1,420,441

See accompanying notes to financial statements.	30	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
1,600	POPULAR, INC.	$33,280	72,336
5,628	PRINCIPAL FINANCIAL GROUP, INC.	175,248	298,003
900	PROASSURANCE CORP.	47,676	31,905
20,386	PROGRESSIVE (THE) CORP.	496,849	1,205,832
9,013	PRUDENTIAL FINANCIAL, INC.	304,801	842,806
4,745	RAYMOND JAMES FINANCIAL, INC.	405,021	423,966
57,111	REGIONS FINANCIAL CORP.	885,554	1,015,434
6,314	REINSURANCE GROUP OF AMERICA, INC.	744,579	842,793
3,355	RENAISSANCERE HOLDINGS LTD.(c)	403,064	403,674
3,151	ROYAL BANK OF CANADA(c)	75,538	237,270
2,535	S&P GLOBAL, INC.	62,263	516,861
7,500	SEI INVESTMENTS CO.	108,537	468,900
10,100	SLM CORP.(b)	36,679	115,645
1,313	STATE STREET CORP.	105,277	122,227
11,022	SUNTRUST BANKS, INC.	381,251	727,672
4,737	SYNCHRONY FINANCIAL	128,601	158,121
4,704	SYNOVUS FINANCIAL CORP.	83,310	248,512
3,549	T. ROWE PRICE GROUP, INC.	106,978	412,003
5,800	TCF FINANCIAL CORP.	51,852	142,796
2,600	TFS FINANCIAL CORP.	25,038	41,002
2,468	TORCHMARK CORP.	145,321	200,920
6,468	TRAVELERS (THE) COS., INC.	490,381	791,295
3,225	UNUM GROUP	105,603	119,293
18,335	US BANCORP	353,553	917,117
1,300	VALIDUS HOLDINGS LTD.(c)	32,791	87,880
18,701	VOYA FINANCIAL, INC.	955,187	878,947
6,106	W.R. BERKLEY CORP.	273,043	442,135
1,800	WASHINGTON FEDERAL, INC.	23,535	58,860
69,827	WELLS FARGO & CO.	860,628	3,871,209
300	WILLIS TOWERS WATSON PLC(c)	46,047	45,480
3,100	XL GROUP LTD.(c)	108,861	173,445
4,014	ZIONS BANCORPORATION	106,804	211,498
		44,142,490	76,577,757	14.74%
Health Care:
12,487	ABBOTT LABORATORIES	246,035	761,582
12,935	ABBVIE, INC.	238,839	1,198,428
1,500	ACADIA PHARMACEUTICALS, INC.(b)	43,250	22,905
1,360	AETNA, INC.	129,860	249,560
4,120	AGILENT TECHNOLOGIES, INC.	181,587	254,781
3,000	ALEXION PHARMACEUTICALS, INC.(b)	58,088	372,450
937	ALIGN TECHNOLOGY, INC.(b)	111,337	320,585
4,459	ALLERGAN PLC	145,720	743,404
4,700	ALLSCRIPTS HEALTHCARE SOLUTIONS, INC.(b)	50,008	56,400
1,000	ALNYLAM PHARMACEUTICALS, INC.(b)	123,670	98,490
7,200	AMERISOURCEBERGEN CORP.	115,968	613,944
8,218	AMGEN, INC.	1,381,543	1,516,961
7,050	ANTHEM, INC.	381,518	1,678,111
8,439	BAXTER INTERNATIONAL, INC.	397,601	623,136
3,365	BECTON DICKINSON AND CO.	357,114	806,119
7,838	BIOGEN, INC.(b)	912,645	2,274,901
1,500	BLUEBIRD BIO, INC.(b)	253,362	235,425
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	1,072,560
18,300	BRISTOL-MYERS SQUIBB CO.	420,955	1,012,722
2,145	BRUKER CORP.	43,219	62,291
1,000	CARDINAL HEALTH, INC.	26,001	48,830
9,872	CELGENE CORP.(b)	131,010	784,034
16,804	CENTENE CORP.(b)	1,310,222	2,070,421
3,600	CERNER CORP.(b)	40,604	215,244
5,700	CIGNA CORP.	89,680	968,715
4,513	COOPER (THE) COS., INC.	1,098,535	1,062,586
23,143	CVS HEALTH CORP.	1,463,129	1,489,252
12,160	DANAHER CORP.	263,810	1,199,949
2,850	DAVITA, INC.(b)	21,812	197,904
5,332	DENTSPLY SIRONA, INC.	141,306	233,382
1,500	DEXCOM, INC.(b)	87,311	142,470
9,526	EDWARDS LIFESCIENCES CORP.(b)	248,804	1,386,700
8,244	ELI LILLY & CO.	337,754	703,461

See accompanying notes to financial statements.	31	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
3,700	EXELIXIS, INC.(b)	$96,482	79,624
33,888	EXPRESS SCRIPTS HOLDING CO.(b)	1,624,849	2,616,492
84,850	GILEAD SCIENCES, INC.	4,477,856	6,010,774
193	HALYARD HEALTH, INC.(b)	3,014	11,049
1,437	HCA HEALTHCARE, INC.	150,003	147,436
3,800	HENRY SCHEIN, INC.(b)	86,167	276,032
6,608	HOLOGIC, INC.(b)	92,603	262,668
2,933	HUMANA, INC.	727,337	872,949
2,299	IDEXX LABORATORIES, INC.(b)	98,745	501,044
2,300	ILLUMINA, INC.(b)	98,233	642,367
7,700	INTERCEPT PHARMACEUTICALS, INC.(b)	492,019	646,107
6,477	INTUITIVE SURGICAL, INC.(b)	2,122,322	3,099,115
700	IONIS PHARMACEUTICALS, INC.(b)	36,610	29,169
1,861	IQVIA HOLDINGS, INC.(b)	112,204	185,765
27,672	JOHNSON & JOHNSON	2,032,010	3,357,720
842	LABORATORY CORP. OF AMERICA HOLDINGS(b)	53,269	151,164
23,830	MALLINCKRODT PLC(b)	346,224	444,668
5,700	MCKESSON CORP.	202,596	760,380
8,500	MEDTRONIC PLC(c)	708,592	727,685
44,310	MERCK & CO., INC.	1,043,166	2,689,617
1,577	METTLER-TOLEDO INTERNATIONAL, INC.(b)	277,694	912,499
6,700	MYLAN N.V.(b)	268,105	242,138
400	NEUROCRINE BIOSCIENCES, INC.(b)	28,172	39,296
12,800	OPKO HEALTH, INC.(b)	53,838	60,160
1,900	PERRIGO CO. PLC(c)	140,505	138,529
94,484	PFIZER, INC.	1,000,538	3,427,880
1,962	QUEST DIAGNOSTICS, INC.	157,891	215,702
100	REGENERON PHARMACEUTICALS, INC.(b)	38,340	34,499
4,791	RESMED, INC.	129,046	496,252
900	SAGE THERAPEUTICS, INC.(b)	138,123	140,877
1,300	TELEFLEX, INC.	66,613	348,673
6,998	THERMO FISHER SCIENTIFIC, INC.	196,316	1,449,566
306	UNITED THERAPEUTICS CORP.(b)	36,355	34,624
23,801	UNITEDHEALTH GROUP, INC.	1,408,686	5,839,337
2,036	UNIVERSAL HEALTH SERVICES, INC., CLASS B	38,822	226,892
1,880	VAREX IMAGING CORP.(b)	19,829	69,729
5,199	VARIAN MEDICAL SYSTEMS, INC.(b)	193,000	591,230
1,445	VEEVA SYSTEMS, INC., CLASS A(b)	55,063	111,063
900	VERTEX PHARMACEUTICALS, INC.(b)	22,442	152,964
2,600	WATERS CORP.(b)	60,997	503,334
4,304	ZIMMER BIOMET HOLDINGS, INC.	233,961	479,638
600	ZOETIS, INC.	43,236	51,114
		30,246,330	63,555,524	12.23%
Industrials:
8,665	3M CO.	811,139	1,704,579
3,264	A.O. SMITH CORP.	124,751	193,066
923	ACCO BRANDS CORP.	3,137	12,784
1,020	AECOM(b)	28,495	33,691
4,642	AGCO CORP.	225,963	281,862
900	AIR LEASE CORP.	17,685	37,773
1,533	ALLEGION PLC(c)	40,913	118,593
400	AMERCO	120,202	142,460
5,175	AMETEK, INC.	73,221	373,428
18,302	BOEING (THE) CO.	1,969,297	6,140,504
5,205	BWX TECHNOLOGIES, INC.	145,980	324,376
2,996	CARLISLE COS., INC.	114,358	324,497
10,504	CATERPILLAR, INC.	272,491	1,425,078
3,200	CINTAS CORP.	258,101	592,224
6,001	CRANE CO.	207,659	480,860
3,724	CSX CORP.	136,592	237,517
1,895	CUMMINS, INC.	83,862	252,035
7,300	DEERE & CO.	199,160	1,020,540
25,942	DELTA AIR LINES, INC.	945,911	1,285,167
1,525	DOVER CORP.	32,899	111,630
1,987	DUN & BRADSTREET (THE) CORP.	49,383	243,706
16,254	EATON CORP. PLC	539,812	1,214,824
2,280	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	112,692	166,668

See accompanying notes to financial statements.	32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
8,601	FEDEX CORP.	$478,914	1,952,943
1,950	FLUOR CORP.	26,013	95,121
4,109	FORTIVE CORP.	73,081	316,845
4,300	FORTUNE BRANDS HOME & SECURITY, INC.	33,889	230,867
1,400	GATX CORP.	24,276	103,922
2,128	GENERAL DYNAMICS CORP.	296,250	396,680
71,100	GENERAL ELECTRIC CO.	1,038,927	967,671
10,443	HARRIS CORP.	904,184	1,509,431
875	HEICO CORP.	61,334	63,814
2,156	HEICO CORP., CLASS A	109,379	131,423
360	HERC HOLDINGS, INC.(b)	5,808	20,282
9,188	HONEYWELL INTERNATIONAL, INC.	277,615	1,323,531
1,200	HUBBELL, INC.	43,310	126,888
885	HUNTINGTON INGALLS INDUSTRIES, INC.	73,903	191,859
19,036	IDEX CORP.	2,256,680	2,598,033
4,824	ILLINOIS TOOL WORKS, INC.	155,812	668,317
10,505	INGERSOLL-RAND PLC	631,190	942,614
1,468	JACOBS ENGINEERING GROUP, INC.	29,713	93,203
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	255,255
13,203	JETBLUE AIRWAYS CORP.(b)	81,151	250,593
859	JOHNSON CONTROLS INTERNATIONAL PLC	16,341	28,734
2,900	KANSAS CITY SOUTHERN	46,328	307,284
850	KLX, INC.(b)	13,147	61,115
1,596	L3 TECHNOLOGIES, INC.	122,430	306,943
600	LENNOX INTERNATIONAL, INC.	17,874	120,090
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	122,864
2,484	LOCKHEED MARTIN CORP.	486,437	733,848
1,200	MANITOWOC (THE) CO., INC.(b)	10,053	31,032
14,173	MANPOWERGROUP, INC.	1,451,755	1,219,728
23,793	MASCO CORP.	382,483	890,334
577	NORDSON CORP.	57,299	74,093
5,602	NORFOLK SOUTHERN CORP.	198,534	845,174
5,973	NORTHROP GRUMMAN CORP.	516,333	1,837,892
2,180	NOW, INC.(b)	21,218	29,059
2,519	NVENT ELECTRIC PLC(b)(c)	24,113	63,227
5,905	OLD DOMINION FREIGHT LINE, INC.	843,248	879,609
6,476	OSHKOSH CORP.	222,024	455,392
5,938	OWENS CORNING	241,110	376,291
9,067	PACCAR, INC.	128,927	561,791
4,628	PARKER-HANNIFIN CORP.	350,966	721,274
2,519	PENTAIR PLC(c)	49,295	106,000
4,100	QUANTA SERVICES, INC.(b)	52,132	136,940
3,398	RAYTHEON CO.	201,776	656,426
12,257	REPUBLIC SERVICES, INC.	732,074	837,889
6,221	ROCKWELL AUTOMATION, INC.	179,002	1,034,117
1,841	ROCKWELL COLLINS, INC.	46,427	247,946
1,720	ROLLINS, INC.	67,194	90,438
700	ROPER TECHNOLOGIES, INC.	94,318	193,137
2,015	SNAP-ON, INC.	191,097	323,851
19,364	SOUTHWEST AIRLINES CO.	628,876	985,240
9,681	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A	543,723	831,695
6,924	STANLEY BLACK & DECKER, INC.	533,158	919,576
1,200	STERICYCLE, INC.(b)	50,064	78,348
6,181	TEXTRON, INC.	396,678	407,390
5,162	TIMKEN (THE) CO.	171,352	224,805
7,788	TORO (THE) CO.	457,493	469,227
100	TRANSDIGM GROUP, INC.	27,449	34,514
6,947	TRINITY INDUSTRIES, INC.	189,804	238,004
10,843	UNION PACIFIC CORP.	172,601	1,536,236
1,928	UNITED CONTINENTAL HOLDINGS, INC.(b)	38,137	134,439
3,540	UNITED PARCEL SERVICE, INC., CLASS B	166,527	376,054
3,799	UNITED RENTALS, INC.(b)	315,894	560,808
10,650	UNITED TECHNOLOGIES CORP.	359,588	1,331,569
4,240	USG CORP.(b)	69,283	182,829
1,144	VALMONT INDUSTRIES, INC.	146,411	172,458
180	VERITIV CORP.(b)	1,653	7,173
4,011	W.W. GRAINGER, INC.	534,167	1,236,992

See accompanying notes to financial statements.	33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
1,066	WABCO HOLDINGS, INC.(b)	$16,369	124,743
1,200	WABTEC CORP.	21,945	118,296
975	WASTE CONNECTIONS, INC.	42,575	73,398
17,554	WASTE MANAGEMENT, INC.	879,219	1,427,842
4,800	WELBILT, INC.(b)	37,515	107,088
1,415	XPO LOGISTICS, INC.(b)	78,936	141,755
4,296	XYLEM, INC.	230,822	289,464
		26,058,806	54,259,615	10.45%
Information Technology:
4,949	ACCENTURE PLC, CLASS A(c)	304,426	809,607
18,273	ACTIVISION BLIZZARD, INC.	261,150	1,394,595
10,827	ADOBE SYSTEMS, INC.(b)	697,111	2,639,731
10,200	ADVANCED MICRO DEVICES, INC.(b)	103,382	152,898
3,300	AKAMAI TECHNOLOGIES, INC.(b)	45,920	241,659
2,737	ALLIANCE DATA SYSTEMS CORP.	327,503	638,268
6,627	ALPHABET, INC., CLASS A(b)	2,935,384	7,483,142
4,778	ALPHABET, INC., CLASS C(b)	1,903,715	5,330,576
27,172	AMDOCS LTD.	1,741,679	1,798,515
8,600	ANALOG DEVICES, INC.	120,368	824,912
7,815	ANSYS, INC.(b)	840,376	1,361,217
80,919	APPLE, INC.	4,430,281	14,978,916
27,129	APPLIED MATERIALS, INC.	669,769	1,253,089
409	ARISTA NETWORKS, INC.(b)	48,993	105,313
1,300	ARRIS INTERNATIONAL PLC(b)	33,487	31,779
4,877	ARROW ELECTRONICS, INC.(b)	267,343	367,141
1,686	AUTODESK, INC.(b)	32,709	221,018
6,766	AUTOMATIC DATA PROCESSING, INC.	361,211	907,591
7,371	BLACK KNIGHT, INC.(b)	272,636	394,717
9,100	BOOZ ALLEN HAMILTON HOLDING CORP.	273,897	397,943
4,332	BROADCOM, INC.	235,609	1,051,116
3,413	BROADRIDGE FINANCIAL SOLUTIONS, INC.	106,898	392,836
60,267	CADENCE DESIGN SYSTEMS, INC.(b)	1,793,375	2,610,164
1,900	CARS.COM, INC.(b)	14,708	53,941
400	CAVIUM, INC.(b)	34,196	34,600
5,913	CDK GLOBAL, INC.	295,331	384,641
6,100	CDW CORP.	214,484	492,819
74,342	CISCO SYSTEMS, INC.	114,765	3,198,936
9,890	CITRIX SYSTEMS, INC.(b)	646,332	1,036,868
790	COGNEX CORP.	20,408	35,242
13,271	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	147,070	1,048,276
3,700	CONDUENT, INC.(b)	59,585	67,229
8,308	CORELOGIC, INC.(b)	139,352	431,185
49,134	CORNING, INC.	988,452	1,351,676
2,700	CYPRESS SEMICONDUCTOR CORP.	3,261	42,066
1,424	DELL TECHNOLOGIES, INC., CLASS V(b)	41,143	120,442
2,000	DOLBY LABORATORIES, INC., CLASS A	43,420	123,380
12,966	DXC TECHNOLOGY CO.	774,394	1,045,189
23,628	EBAY, INC.(b)	464,219	856,751
1,640	ECHOSTAR CORP., CLASS A(b)	25,986	72,816
11,266	ELECTRONIC ARTS, INC.(b)	280,102	1,588,731
300	EURONET WORLDWIDE, INC.(b)	25,458	25,131
4,014	F5 NETWORKS, INC.(b)	502,570	692,214
29,684	FACEBOOK, INC., CLASS A(b)	1,723,242	5,768,195
15,019	FIDELITY NATIONAL INFORMATION SERVICES, INC.	752,823	1,592,465
2,200	FIREEYE, INC.(b)	32,268	33,858
9,784	FISERV, INC.(b)	172,685	724,897
1,200	FLEETCOR TECHNOLOGIES, INC.(b)	222,127	252,780
5,300	FLIR SYSTEMS, INC.	266,227	275,441
16,386	FORTINET, INC.(b)	974,498	1,022,978
1,000	GENPACT LTD.	32,650	28,930
3,800	GLOBAL PAYMENTS, INC.	113,707	423,662
800	GODADDY, INC., CLASS A(b)	39,006	56,480
20,700	HEWLETT PACKARD ENTERPRISE CO.	129,133	302,427
16,210	HP, INC.	276,200	367,805
1,972	IAC/INTERACTIVECORP(b)	156,820	300,710
94,663	INTEL CORP.	645,759	4,705,698
13,431	INTERNATIONAL BUSINESS MACHINES CORP.	1,885,055	1,876,311

See accompanying notes to financial statements.	34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
8,300	INTUIT, INC.	$615,438	1,695,731
2,247	IPG PHOTONICS CORP.(b)	183,260	495,756
8,615	JACK HENRY & ASSOCIATES, INC.	908,842	1,123,051
25,435	JUNIPER NETWORKS, INC.	717,733	697,428
4,207	KEYSIGHT TECHNOLOGIES, INC.(b)	258,291	248,339
15,895	LAM RESEARCH CORP.	1,814,754	2,747,451
1,441	LEIDOS HOLDINGS, INC.	46,816	85,019
727	LOGMEIN, INC.	9,735	75,063
3,700	MARVELL TECHNOLOGY GROUP LTD.	18,704	79,328
18,354	MASTERCARD, INC., CLASS A	472,628	3,606,928
1,100	MATCH GROUP, INC.(b)	33,561	42,614
2,581	MICRO FOCUS INTERNATIONAL PLC ADR(c)(d)	76,191	44,574
4,200	MICROCHIP TECHNOLOGY, INC.	38,201	381,990
83,783	MICRON TECHNOLOGY, INC.(b)	3,085,365	4,393,581
120,658	MICROSOFT CORP.	2,953,988	11,898,085
14,735	MOTOROLA SOLUTIONS, INC.	1,341,656	1,714,712
600	NATIONAL INSTRUMENTS CORP.	30,144	25,188
13,494	NVIDIA CORP.	1,013,635	3,196,729
19,581	ON SEMICONDUCTOR CORP.(b)	294,919	435,384
33,162	ORACLE CORP.	17,570	1,461,118
2,800	PALO ALTO NETWORKS, INC.(b)	116,508	575,316
566	PAYCHEX, INC.	27,923	38,686
7,200	PAYPAL HOLDINGS, INC.(b)	94,398	599,544
907	PERSPECTA, INC.	8,504	18,639
2,400	PTC, INC.(b)	82,674	225,144
500	QORVO, INC.(b)	33,530	40,085
15,000	QUALCOMM, INC.	427,469	841,800
5,774	RED HAT, INC.(b)	299,563	775,852
3,100	SABRE CORP.	62,820	76,384
7,600	SALESFORCE.COM, INC.(b)	86,710	1,036,640
60,705	SEAGATE TECHNOLOGY PLC	2,516,957	3,428,011
2,100	SERVICENOW, INC.(b)	273,110	362,187
500	SPLUNK, INC.(b)	40,835	49,555
3,000	SQUARE, INC., CLASS A(b)	111,050	184,920
15,893	SS&C TECHNOLOGIES HOLDINGS, INC.	812,312	824,847
14,419	SYMANTEC CORP.	71,242	297,752
4,400	SYNOPSYS, INC.(b)	172,415	376,508
500	TABLEAU SOFTWARE, INC., CLASS A(b)	35,535	48,875
200	TAKE-TWO INTERACTIVE SOFTWARE, INC.(b)	22,066	23,672
13,845	TERADYNE, INC.	281,983	527,079
34,792	TEXAS INSTRUMENTS, INC.	1,599,634	3,835,818
30,439	TOTAL SYSTEM SERVICES, INC.	2,336,438	2,572,704
7,720	TRIMBLE, INC.(b)	113,413	253,525
8,700	TWITTER, INC.(b)	197,336	379,929
100	TYLER TECHNOLOGIES, INC.(b)	18,187	22,210
9,845	VERISIGN, INC.(b)	1,020,524	1,352,900
787	VERSUM MATERIALS, INC.	4,722	29,237
24,838	VISA, INC., CLASS A	613,923	3,289,793
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	180,960
10,485	VMWARE, INC., CLASS A(b)	1,097,007	1,540,980
16,415	WESTERN DIGITAL CORP.	1,020,299	1,270,685
79,755	WESTERN UNION (THE) CO.	1,526,961	1,621,419
300	WEX, INC.(b)	41,025	57,144
2,000	WORLDPAY, INC., CLASS A(b)	149,775	163,560
6,750	XILINX, INC.	47,180	440,505
800	YELP, INC.(b)	26,800	31,344
400	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	43,396	57,300
2,200	ZILLOW GROUP, INC., CLASS C(b)	86,638	129,932
		59,565,882	137,851,023	26.54%
Materials:
367	ADVANSIX, INC.(b)	1,587	13,443
1,575	AIR PRODUCTS & CHEMICALS, INC.	57,863	245,275
1,300	ALBEMARLE CORP.	29,152	122,629
1,600	ARDAGH GROUP S.A.(c)	32,397	26,592
1,600	ASHLAND GLOBAL HOLDINGS, INC.	23,171	125,088
3,165	AVERY DENNISON CORP.	207,899	323,147
2,700	BEMIS CO., INC.	60,200	113,967

See accompanying notes to financial statements.	35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
728	BERRY GLOBAL GROUP, INC.(b)	$26,333	33,444
10,424	CELANESE CORP., CLASS A	886,841	1,157,689
2,900	CF INDUSTRIES HOLDINGS, INC.	118,977	128,760
4,267	CHEMOURS (THE) CO.	186,210	189,284
1,800	CROWN HOLDINGS, INC.(b)	57,831	80,568
29,193	DOWDUPONT, INC.	815,663	1,924,403
9,332	EASTMAN CHEMICAL CO.	712,551	932,827
3,891	ECOLAB, INC.	133,579	546,024
46,467	FREEPORT-MCMORAN, INC.	638,756	802,020
538	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	11,574	66,690
13,424	INTERNATIONAL PAPER CO.	335,084	699,122
36,624	LYONDELLBASELL INDUSTRIES N.V., CLASS A	3,439,583	4,023,146
700	MARTIN MARIETTA MATERIALS, INC.	27,965	156,331
3,200	MOSAIC (THE) CO.	54,200	89,760
7,400	NEWMONT MINING CORP.	136,530	279,054
5,844	NUCOR CORP.	99,313	365,250
3,000	OLIN CORP.	100,503	86,160
7,343	PACKAGING CORP. OF AMERICA	569,796	820,874
4,400	PLATFORM SPECIALTY PRODUCTS CORP.(b)	42,294	51,040
7,972	PPG INDUSTRIES, INC.	180,558	826,936
4,150	PRAXAIR, INC.	119,435	656,323
6,625	RELIANCE STEEL & ALUMINUM CO.	325,929	579,953
800	ROYAL GOLD, INC.	34,486	74,272
6,200	RPM INTERNATIONAL, INC.	65,987	361,584
500	SCOTTS MIRACLE-GRO (THE) CO.	51,425	41,580
1,400	SEALED AIR CORP.	24,528	59,430
1,385	SHERWIN-WILLIAMS (THE) CO.	62,295	564,484
3,600	SONOCO PRODUCTS CO.	74,519	189,000
3,234	SOUTHERN COPPER CORP.(c)	38,445	151,578
55,770	STEEL DYNAMICS, INC.	1,617,861	2,562,631
9,400	TAHOE RESOURCES, INC.	41,616	46,248
4,392	VALVOLINE, INC.	24,184	94,735
2,100	VULCAN MATERIALS CO.	63,441	271,026
2,242	WESTROCK CO.	24,357	127,839
		11,554,918	20,010,206	3.85%
Real Estate:
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	105,664	264,957
2,900	AMERICAN HOMES 4 RENT, CLASS A	63,576	64,322
2,850	AMERICAN TOWER CORP.	162,229	410,884
3,628	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	39,421	153,464
1,734	AVALONBAY COMMUNITIES, INC.	193,548	298,057
3,388	BOSTON PROPERTIES, INC.	171,468	424,923
2,600	BRANDYWINE REALTY TRUST	28,512	43,888
900	CAMDEN PROPERTY TRUST	24,065	82,017
1,545	CORECIVIC, INC.	22,263	36,910
11,000	CORPORATE OFFICE PROPERTIES TRUST	294,589	318,890
4,600	CROWN CASTLE INTERNATIONAL CORP.	193,222	495,972
2,300	CUBESMART	67,539	74,106
600	CYRUSONE, INC.	35,508	35,016
900	DIGITAL REALTY TRUST, INC.	73,251	100,422
5,200	DOUGLAS EMMETT, INC.	47,885	208,936
1,700	DUKE REALTY CORP.	28,435	49,351
845	EQUINIX, INC.	65,492	363,257
800	EQUITY LIFESTYLE PROPERTIES, INC.	26,751	73,520
5,416	EQUITY RESIDENTIAL	174,162	344,945
875	ESSEX PROPERTY TRUST, INC.	116,340	209,186
1,500	EXTRA SPACE STORAGE, INC.	130,992	149,715
900	FEDERAL REALTY INVESTMENT TRUST	48,326	113,895
1,046	FOUR CORNERS PROPERTY TRUST, INC.	9,032	25,763
4,435	GGP, INC.	88,429	90,607
7,000	HCP, INC.	86,147	180,740
1,800	HOSPITALITY PROPERTIES TRUST	23,088	51,498
12,222	HOST HOTELS & RESORTS, INC.	93,480	257,518
678	HOWARD HUGHES (THE) CORP.(b)	20,502	89,835
2,700	HUDSON PACIFIC PROPERTIES, INC.	91,666	95,661
3,600	INVITATION HOMES, INC.	85,227	83,016
400	JBG SMITH PROPERTIES	6,941	14,588

See accompanying notes to financial statements.	36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont’d):
700	JONES LANG LASALLE, INC.	$39,951	116,193
8,201	KIMCO REALTY CORP.	89,647	139,335
4,200	LAMAR ADVERTISING CO., CLASS A	52,067	286,902
1,100	LIBERTY PROPERTY TRUST	23,353	48,763
600	LIFE STORAGE, INC.	48,983	58,386
5,123	MACERICH (THE) CO.	119,436	291,140
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	181,206
11,400	PARAMOUNT GROUP, INC.	179,799	175,560
10,169	PROLOGIS, INC.	257,893	668,002
3,191	PUBLIC STORAGE	509,443	723,910
6,972	RAYONIER, INC.	74,591	269,747
2,700	REALTY INCOME CORP.	60,996	145,233
3,900	REGENCY CENTERS CORP.	85,171	242,112
9,800	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	83,048	125,244
2,100	SBA COMMUNICATIONS CORP.(b)	214,169	346,752
3,300	SENIOR HOUSING PROPERTIES TRUST	48,067	59,697
2,595	SIMON PROPERTY GROUP, INC.	125,473	441,643
1,900	SL GREEN REALTY CORP.	58,204	191,007
600	SPIRIT MTA REIT(b)	5,418	6,180
6,000	SPIRIT REALTY CAPITAL, INC.	49,463	48,180
2,500	STORE CAPITAL CORP.	64,831	68,500
1,000	SUN COMMUNITIES, INC.	74,234	97,880
2,100	TAUBMAN CENTERS, INC.	55,573	123,396
4,100	UDR, INC.	65,319	153,914
1,300	URBAN EDGE PROPERTIES	18,730	29,731
3,527	VENTAS, INC.	150,097	200,863
800	VORNADO REALTY TRUST	29,237	59,136
1,715	WASHINGTON PRIME GROUP, INC.	8,005	13,909
2,100	WEINGARTEN REALTY INVESTORS	29,927	64,701
4,600	WELLTOWER, INC.	274,727	288,374
8,293	WEYERHAEUSER CO.	185,937	302,363
		5,832,237	11,173,818	2.15%
Telecommunication Services:
86,637	AT&T, INC.	1,499,906	2,781,911
7,314	CENTURYLINK, INC.	115,551	136,333
9,840	SPRINT CORP.(b)	21,187	53,529
1,900	TELEPHONE & DATA SYSTEMS, INC.	50,350	52,098
29,296	T-MOBILE U.S., INC.(b)	1,613,288	1,750,436
51,083	VERIZON COMMUNICATIONS, INC.	2,028,534	2,569,986
900	ZAYO GROUP HOLDINGS, INC.(b)	31,068	32,832
		5,359,884	7,377,125	1.42%
Utilities:
3,000	AES CORP.	32,870	40,230
2,000	ALLIANT ENERGY CORP.	24,835	84,640
1,600	AMEREN CORP.	40,872	97,360
8,554	AMERICAN ELECTRIC POWER CO., INC.	477,380	592,365
1,735	AQUA AMERICA, INC.	22,973	61,037
13,200	AVANGRID, INC.	502,113	698,676
5,800	CENTERPOINT ENERGY, INC.	66,308	160,718
13,300	CMS ENERGY CORP.	259,708	628,824
5,589	CONSOLIDATED EDISON, INC.	362,768	435,830
8,862	DOMINION ENERGY, INC.	284,452	604,211
2,800	DTE ENERGY CO.	132,386	290,164
14,104	DUKE ENERGY CORP.	729,148	1,115,345
8,525	EDISON INTERNATIONAL	182,117	539,377
3,164	ENTERGY CORP.	68,368	255,620
2,975	EVERGY, INC.	67,425	167,028
4,961	EVERSOURCE ENERGY	125,492	290,764
47,962	EXELON CORP.	1,824,653	2,043,181
5,500	FIRSTENERGY CORP.	176,692	197,505
900	NATIONAL FUEL GAS CO.	20,790	47,664
4,400	NEXTERA ENERGY, INC.	204,691	734,932
6,900	NISOURCE, INC.	43,973	181,332
1,200	NRG ENERGY, INC.	33,227	36,840
4,800	OGE ENERGY CORP.	43,344	169,008
500	ONE GAS, INC.	3,925	37,370
5,900	PG&E CORP.	79,340	251,104

See accompanying notes to financial statements.	37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont’d):
2,400	PINNACLE WEST CAPITAL CORP.	$71,637	193,344
700	PPL CORP.	10,384	19,985
1,400	PUBLIC SERVICE ENTERPRISE GROUP, INC.	61,948	75,796
5,100	SCANA CORP.	179,373	196,452
3,200	SEMPRA ENERGY	174,758	371,552
8,600	SOUTHERN (THE) CO.	176,010	398,266
5,426	UGI CORP.	80,112	282,532
356	VECTREN CORP.	22,050	25,436
6,420	WEC ENERGY GROUP, INC.	137,909	415,053
5,793	XCEL ENERGY, INC.	79,584	264,624
		6,803,615	12,004,165	2.31%
	Sub-total Common Stocks:	255,588,547	516,544,181	99.44%
Short-Term Investments:
3,369,903	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 1.75%(e)	3,369,903	3,369,903
	Sub-total Short-Term Investments:	3,369,903	3,369,903	0.65%
	Grand total	$258,958,450	519,914,084	100.09%

Notes to Schedule of Investments:

(a)	Investments are valued in accordance with procedures described in note 2 to the financial statements.

(b)	Non-income producing assets.

(c)	Foreign security values are stated in U.S. dollars. As of June 30, 2018, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 1.58% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.01% of net assets as of June 30, 2018.

(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2017, the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $2,725,588 with net purchases of $644,315 during the six months ended June 30, 2018.

See accompanying notes to financial statements.	38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2018 (unaudited)

Clearwater Core Equity Fund Portfolio Diversification
(as a percentage of net assets)

See accompanying notes to financial statements.	39	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Consumer Discretionary:
104,898	BBX CAPITAL CORP.	$633,515	947,229
34,156	CARRIAGE SERVICES, INC.	831,695	838,530
37,183	CENTURY CASINOS, INC.(b)	317,801	325,351
18,352	CENTURY COMMUNITIES, INC.(b)	557,642	579,006
14,636	CHILDREN’S PLACE (THE), INC.	1,799,642	1,768,029
277,878	CLARUS CORP.(b)	1,661,913	2,292,493
7,114	COOPER-STANDARD HOLDINGS, INC.(b)	581,194	929,586
8,338	CORE-MARK HOLDING CO., INC.	189,741	189,273
70,503	CSS INDUSTRIES, INC.	1,356,579	1,191,501
19,357	DINE BRANDS GLOBAL, INC.	1,313,734	1,447,904
14,668	FIESTA RESTAURANT GROUP, INC.(b)	247,601	420,972
34,070	FOX FACTORY HOLDING CORP.(b)	1,304,472	1,585,958
159,064	FULL HOUSE RESORTS, INC.(b)	366,548	529,683
30,227	G-III APPAREL GROUP LTD.(b)	832,451	1,342,079
104,400	GILDAN ACTIVEWEAR, INC.(c)	3,206,422	2,939,904
6,707	GRAY TELEVISION, INC.(b)	73,232	105,971
36,000	HELEN OF TROY LTD.(b)	3,353,674	3,544,200
28,642	IROBOT CORP.(b)	1,902,016	2,170,204
33,457	JAMBA, INC.(b)	267,225	356,317
6,557	LCI INDUSTRIES	568,793	591,113
125,924	LIFETIME BRANDS, INC.	1,439,757	1,592,939
18,658	LITHIA MOTORS, INC., CLASS A	1,135,647	1,764,487
45,504	LUBY’S, INC.(b)	129,857	117,855
23,900	MALIBU BOATS, INC., CLASS A(b)	662,870	1,002,366
5,043	MARINEMAX, INC.(b)	94,601	95,565
6,348	MARRIOTT VACATIONS WORLDWIDE CORP.	386,476	717,070
51,942	MOTORCAR PARTS OF AMERICA, INC.(b)	1,241,470	971,835
149,900	NAUTILUS, INC.(b)	2,393,075	2,353,430
91,547	NEW HOME (THE) CO., INC.(b)	960,938	912,724
12,443	PARTY CITY HOLDCO, INC.(b)	189,848	189,756
11,200	PENSKE AUTOMOTIVE GROUP, INC.	502,157	524,720
33,144	PERRY ELLIS INTERNATIONAL, INC.(b)	877,934	900,522
19,957	PETMED EXPRESS, INC.	882,157	879,106
36,260	PINNACLE ENTERTAINMENT, INC.(b)	387,240	1,223,050
8,369	POOL CORP.	835,778	1,267,903
16,174	POTBELLY CORP.(b)	202,325	209,453
32,573	SALEM MEDIA GROUP, INC., CLASS A	159,937	167,751
7,200	SCHOOL SPECIALTY, INC.(b)	119,448	140,760
12,200	TOPBUILD CORP.(b)	317,725	955,748
23,039	UNIFI, INC.(b)	680,010	730,336
31,400	WILLIAMS-SONOMA, INC.	1,493,807	1,927,332
57,500	WINNEBAGO INDUSTRIES, INC.	2,330,415	2,334,500
		38,789,362	45,074,511	12.02%
Consumer Staples:
19,052	CALAVO GROWERS, INC.	1,401,289	1,831,850
15,510	CENTRAL GARDEN & PET CO., CLASS A(b)	589,187	627,690
18,064	COFFEE HOLDING CO., INC.(b)	85,208	97,545
76,047	CRIMSON WINE GROUP LTD.(b)	704,122	703,435
36,433	FARMER BROTHERS CO.(b)	1,143,052	1,113,028
46,595	HOSTESS BRANDS, INC.(b)	599,626	633,692
21,447	LANDEC CORP.(b)	263,632	319,560
2,589	OIL-DRI CORP. OF AMERICA	105,294	109,100
121,665	S&W SEED CO.(b)	455,518	395,411
123,492	SUNOPTA, INC.(b)(c)	936,943	1,037,333
34,139	UNITED NATURAL FOODS, INC.(b)	1,481,451	1,456,370
39,215	UNIVERSAL CORP.	2,163,365	2,590,151
		9,928,687	10,915,165	2.91%
Energy:
96,243	MURPHY OIL CORP.	2,451,455	3,250,126
24,386	OIL STATES INTERNATIONAL, INC.(b)	752,658	782,791
65,106	PAR PACIFIC HOLDINGS, INC.(b)	1,145,866	1,131,542
52,591	SM ENERGY CO.	1,456,865	1,351,063
59,515	SOLARIS OILFIELD INFRASTRUCTURE, INC., CLASS A(b)	1,171,037	850,469
80,389	SRC ENERGY, INC.(b)	723,674	885,887
71,608	SUPERIOR ENERGY SERVICES, INC.(b)	720,870	697,462
33,362	TPG PACE ENERGY HOLDINGS CORP., CLASS A(b)	357,736	362,645

See accompanying notes to financial statements.	40	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
36,900	WORLD FUEL SERVICES CORP.	$1,329,632	753,129
		10,109,793	10,065,114	2.68%
Financials:
142,314	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	3,411,240	5,123,304
2,270	AMERICAN RIVER BANKSHARES	30,963	35,980
31,552	AMERIS BANCORP	980,020	1,683,299
1,323	AMES NATIONAL CORP.	36,782	40,815
29,449	ARGO GROUP INTERNATIONAL HOLDINGS LTD.(c)	1,542,282	1,712,459
75,536	ASPEN INSURANCE HOLDINGS LTD.(c)	3,060,337	3,074,315
107,251	ASSOCIATED BANC-CORP	2,470,813	2,927,952
40,013	AXIS CAPITAL HOLDINGS LTD.(c)	2,105,370	2,225,523
41,537	BANC OF CALIFORNIA, INC.	778,287	812,048
16,403	BANCORP (THE), INC.(b)	186,995	171,575
4,838	BANK OF PRINCETON (THE)(b)	156,430	160,864
11,563	BANKFINANCIAL CORP.	143,234	204,087
1,758	BAY BANKS OF VIRGINIA, INC.	16,577	17,141
34,787	BCB BANCORP, INC.	426,141	521,805
9,423	BRIDGE BANCORP, INC.	270,964	338,757
50,134	CAPITAL SOUTHWEST CORP.	814,977	907,927
29,039	CATHAY GENERAL BANCORP	1,230,975	1,175,789
8,020	CB FINANCIAL SERVICES, INC.	227,453	275,888
13,939	CENTERSTATE BANK CORP.	365,108	415,661
32,333	CENTRAL VALLEY COMMUNITY BANCORP	637,066	684,166
33,164	CITIZENS COMMUNITY BANCORP, INC.	443,126	469,271
1,908	CITIZENS HOLDING CO.	41,875	45,315
32,454	CIVISTA BANCSHARES, INC.	669,097	786,685
13,871	CNB FINANCIAL CORP.	264,228	416,962
26,565	COMMERCE BANCSHARES, INC.	1,395,420	1,719,021
13,701	COMMUNITY BANKERS TRUST CORP.(b)	72,307	122,624
21,144	CRAWFORD & CO., CLASS A	170,406	182,050
6,782	CRAWFORD & CO., CLASS B	52,628	58,664
77,497	DONEGAL GROUP, INC., CLASS A	1,198,213	1,054,734
20,013	EAGLE BANCORP MONTANA, INC.	366,069	386,251
7,573	EHEALTH, INC.(b)	142,756	167,363
32,752	EMC INSURANCE GROUP, INC.	686,273	909,851
28,433	ENTERPRISE FINANCIAL SERVICES CORP.	1,153,019	1,533,960
43,796	ESSA BANCORP, INC.	602,796	693,291
131,667	EXANTAS CAPITAL CORP.	1,231,853	1,340,370
19,986	FARMERS NATIONAL BANC CORP.	209,675	318,777
92,537	FIDUS INVESTMENT CORP.	1,344,687	1,314,951
20,046	FINANCIAL ENGINES, INC.	606,780	900,065
11,310	FIRST BANCSHARES (THE), INC.	319,970	406,595
20,886	FIRST BANK	267,387	290,315
1,685	FIRST CAPITAL, INC.	59,862	70,012
17,216	FIRST GUARANTY BANCSHARES, INC.	370,306	447,960
35,659	FIRST MERCHANTS CORP.	1,516,493	1,654,578
64,032	FIRST MIDWEST BANCORP, INC.	1,426,183	1,630,895
24,700	FIRSTCASH, INC.	1,474,743	2,219,295
65,479	FNB CORP.	841,981	878,728
14,839	HANOVER INSURANCE GROUP (THE), INC.	1,422,332	1,774,151
36,343	HERITAGE COMMERCE CORP.	409,547	617,468
7,073	HOME BANCORP, INC.	198,149	329,248
63,810	HOME BANCSHARES, INC.	1,532,906	1,439,554
147,427	HOPE BANCORP, INC.	2,439,921	2,628,623
2,660	HOWARD BANCORP, INC.(b)	47,986	47,880
6,230	INVESTAR HOLDING CORP.	132,387	172,260
7,667	ISABELLA BANK CORP.	212,268	204,333
11,348	LANDMARK BANCORP, INC.	322,752	323,418
65,176	LCNB CORP.	1,112,627	1,283,967
14,938	LEGACYTEXAS FINANCIAL GROUP, INC.	531,078	582,881
3,568	LENDINGTREE, INC.(b)	912,757	762,838
37,629	MACKINAC FINANCIAL CORP.	555,731	623,889
10,750	MERIDIAN BANK(b)	183,638	195,543
6,263	METROPOLITAN BANK HOLDING CORP.(b)	266,794	328,682
4,362	MIDDLEFIELD BANC CORP.	198,336	221,153
37,777	MIDWESTONE FINANCIAL GROUP, INC.	1,248,565	1,276,107
5,000	NATIONAL WESTERN LIFE GROUP, INC., CLASS A	1,664,104	1,536,300

See accompanying notes to financial statements.	41	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
50,829	NEW MOUNTAIN FINANCE CORP.	$696,630	691,274
4,359	NORWOOD FINANCIAL CORP.	99,470	157,011
118,947	OAKTREE SPECIALTY LENDING CORP.	513,760	568,567
11,265	OCEANFIRST FINANCIAL CORP.	294,021	337,499
23,597	OHA INVESTMENT CORP.	26,975	35,985
2,925	ORRSTOWN FINANCIAL SERVICES, INC.	62,731	76,050
3,425	PACIFIC FINANCIAL CORP.	31,413	40,621
4,319	PENNS WOODS BANCORP, INC.	181,459	193,405
26,950	PEOPLES BANCORP OF NORTH CAROLINA, INC.	670,730	863,209
5,858	PEOPLES FINANCIAL SERVICES CORP.	239,185	275,443
56,200	PRA GROUP, INC.(b)	1,589,787	2,166,510
17,500	RENAISSANCERE HOLDINGS LTD.(c)	2,317,318	2,105,600
9,813	RIVERVIEW FINANCIAL CORP.	124,358	124,134
3,636	SALISBURY BANCORP, INC.	137,808	162,529
19,145	SELECT BANCORP, INC.(b)	220,935	257,883
27,464	SHORE BANCSHARES, INC.	439,010	522,365
58,567	SI FINANCIAL GROUP, INC.	734,119	863,863
6,841	SIERRA BANCORP	128,495	193,190
21,875	SIMMONS FIRST NATIONAL CORP., CLASS A	649,094	654,063
14,622	SOUTHERN MISSOURI BANCORP, INC.	423,835	570,550
53,414	SOUTHERN NATIONAL BANCORP OF VIRGINIA, INC.	870,504	952,906
2,508	SOUTHWEST GEORGIA FINANCIAL CORP.	51,887	56,932
18,040	SPIRIT OF TEXAS BANCSHARES, INC.(b)	379,732	371,624
62,051	STERLING BANCORP	1,331,248	1,458,198
25,674	STIFEL FINANCIAL CORP.	1,306,897	1,341,466
15,778	SUMMIT FINANCIAL GROUP, INC.	343,722	423,482
25,038	SUMMIT STATE BANK	321,064	386,837
32,967	SYNOVUS FINANCIAL CORP.	966,978	1,741,647
167,094	TCF FINANCIAL CORP.	2,659,655	4,113,854
70,330	TCP CAPITAL CORP.	1,080,293	1,016,269
111,200	UMPQUA HOLDINGS CORP.	2,020,524	2,512,008
9,024	UNITED BANCORP, INC.	118,401	121,824
8,782	UNITED BANCSHARES, INC.	192,772	199,791
3,162	UNITED COMMUNITY BANCORP	60,216	86,006
7,712	UNITED COMMUNITY FINANCIAL CORP.	71,281	84,755
33,834	UNITED FINANCIAL BANCORP, INC.	544,321	592,772
19,395	UNITY BANCORP, INC.	280,064	441,236
46,247	WALKER & DUNLOP, INC.	1,120,258	2,573,646
42,989	WEBSTER FINANCIAL CORP.	2,081,315	2,738,399
22,903	WEST BANCORPORATION, INC.	498,385	576,010
		75,092,675	89,525,646	23.88%
Health Care:
9,067	ANGIODYNAMICS, INC.(b)	145,602	201,650
150,107	AVID BIOSERVICES, INC.(b)	337,741	588,419
14,885	BIOTELEMETRY, INC.(b)	429,926	669,825
27,876	CAMBREX CORP.(b)	1,274,883	1,457,915
78,108	CAPITAL SENIOR LIVING CORP.(b)	1,081,158	833,412
18,517	CUTERA, INC.(b)	723,239	746,235
38,159	EMERGENT BIOSOLUTIONS, INC.(b)	1,275,345	1,926,648
400	GLOBUS MEDICAL, INC., CLASS A(b)	19,616	20,184
21,800	HILL-ROM HOLDINGS, INC.	1,661,686	1,904,012
5,407	ICU MEDICAL, INC.(b)	723,040	1,587,766
16,739	KINDRED HEALTHCARE, INC.(b)	149,898	150,651
22,418	LHC GROUP, INC.(b)	1,460,915	1,918,757
12,967	MAGELLAN HEALTH, INC.(b)	888,367	1,244,184
36,400	MEDNAX, INC.(b)	1,619,639	1,575,392
26,636	NANOVIBRONIX, INC.(b)	130,317	129,185
41,479	OMNICELL, INC.(b)	1,671,545	2,175,573
6,062	ORASURE TECHNOLOGIES, INC.(b)	103,269	99,841
208,710	PDL BIOPHARMA, INC.(b)	546,010	488,381
41,469	PREMIER, INC., CLASS A(b)	1,270,584	1,508,642
50,973	PRESTIGE BRANDS HOLDINGS, INC.(b)	2,179,046	1,956,344
18,415	PROVIDENCE SERVICE (THE) CORP.(b)	929,491	1,446,498
5,362	PSYCHEMEDICS CORP.	108,978	103,165
19,783	RTI SURGICAL, INC.(b)	88,102	91,002
62,262	STREAMLINE HEALTH SOLUTIONS, INC.(b)	74,413	91,525
61,300	SYNEOS HEALTH, INC.(b)	3,027,447	2,874,970

See accompanying notes to financial statements.	42	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
61,154	TIVITY HEALTH, INC.(b)	$2,147,981	2,152,621
81,720	TRIPLE-S MANAGEMENT CORP., CLASS B(b)	1,988,370	3,191,983
50,200	VAREX IMAGING CORP.(b)	1,725,134	1,861,918
		27,781,742	32,996,698	8.80%
Industrials:
163,822	ACTUANT CORP., CLASS A	4,228,286	4,808,176
49,000	AIR LEASE CORP.	1,961,060	2,056,530
21,231	AIR TRANSPORT SERVICES GROUP, INC.(b)	452,422	479,608
22,160	ALBANY INTERNATIONAL CORP., CLASS A	917,001	1,332,924
21,610	AMERICAN RAILCAR INDUSTRIES, INC.	795,993	853,163
17,706	APOGEE ENTERPRISES, INC.	738,800	852,898
92,183	ARC DOCUMENT SOLUTIONS, INC.(b)	363,444	163,164
66,872	ARMSTRONG FLOORING, INC.(b)	1,070,692	938,883
20,057	ASGN, INC.(b)	571,089	1,568,257
11,130	ASTRONICS CORP.(b)	293,916	400,346
4,879	ATKORE INTERNATIONAL GROUP, INC.(b)	80,105	101,337
25,704	ATLAS AIR WORLDWIDE HOLDINGS, INC.(b)	1,257,139	1,842,977
49,756	AVIS BUDGET GROUP, INC.(b)	1,867,925	1,617,070
17,485	BLUE BIRD CORP.(b)	331,132	390,790
30,560	BRINK’S (THE) CO.	2,107,281	2,437,160
13,578	CBIZ, INC.(b)	213,922	312,294
32,249	CHART INDUSTRIES, INC.(b)	1,158,765	1,989,118
76,100	COLFAX CORP.(b)	2,522,483	2,332,465
30,845	COLUMBUS MCKINNON CORP.	860,809	1,337,439
23,088	CPI AEROSTRUCTURES, INC.(b)	204,081	242,424
23,968	CUBIC CORP.	1,062,482	1,538,746
9,800	CURTISS-WRIGHT CORP.	677,090	1,166,396
34,500	DONALDSON CO., INC.	1,558,299	1,556,640
5,430	DUCOMMUN, INC.(b)	145,051	179,679
15,850	ENERSYS	1,141,298	1,183,044
232,108	ESSENDANT, INC.	2,801,054	3,068,468
58,000	GATES INDUSTRIAL CORP. PLC(b)	919,510	943,660
48,269	GENCOR INDUSTRIES, INC.(b)	728,907	779,544
77,493	GIBRALTAR INDUSTRIES, INC.(b)	2,240,546	2,905,987
18,100	GORMAN-RUPP (THE) CO.	550,488	633,500
36,386	GREAT LAKES DREDGE & DOCK CORP.(b)	160,256	191,026
19,177	HARSCO CORP.(b)	116,952	423,812
20,337	INNERWORKINGS, INC.(b)	195,868	176,728
45,431	INTERFACE, INC.	796,423	1,042,641
73,231	JELD-WEN HOLDING, INC.(b)	2,394,799	2,093,674
12,474	KADANT, INC.	889,706	1,199,375
57,379	KBR, INC.	987,770	1,028,232
58,819	KENNAMETAL, INC.	2,273,533	2,111,602
94,072	LSI INDUSTRIES, INC.	712,810	502,344
43,109	MASONITE INTERNATIONAL CORP.(b)	2,828,344	3,097,382
18,710	MCGRATH RENTCORP	707,826	1,183,782
40,215	MERCURY SYSTEMS, INC.(b)	1,806,219	1,530,583
59,428	MILACRON HOLDINGS CORP.(b)	918,662	1,124,972
3,444	MSA SAFETY, INC.	298,532	331,795
90,187	NAVIGANT CONSULTING, INC.(b)	1,984,403	1,996,740
108,400	NOW, INC.(b)	1,182,250	1,444,972
8,029	PARK-OHIO HOLDINGS CORP.	289,460	299,482
103,400	PGT INNOVATIONS, INC.(b)	1,448,457	2,155,890
86,113	PIONEER POWER SOLUTIONS, INC.(b)	520,760	443,482
175,821	QUANEX BUILDING PRODUCTS CORP.	3,666,481	3,155,987
65,761	REV GROUP, INC.	1,669,311	1,118,595
26,060	RUSH ENTERPRISES, INC., CLASS A(b)	1,114,606	1,130,483
11,236	RYDER SYSTEM, INC.	802,441	807,419
22,160	SKYWEST, INC.	715,659	1,150,104
31,754	SPX CORP.(b)	743,042	1,112,978
326,578	STEELCASE, INC., CLASS A	4,793,111	4,408,803
7,460	TELEDYNE TECHNOLOGIES, INC.(b)	217,885	1,484,988
40,473	TEREX CORP.	1,711,459	1,707,556
13,600	TETRA TECH, INC.	583,236	795,600
19,484	THERMON GROUP HOLDINGS, INC.(b)	436,477	445,599
45,098	TITAN MACHINERY, INC.(b)	757,393	701,274
123,677	TRIMAS CORP.(b)	3,173,087	3,636,104

See accompanying notes to financial statements.	43	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
40,747	TRIUMPH GROUP, INC.	$973,790	798,641
23,712	USA TRUCK, INC.(b)	545,316	556,521
9,155	VALMONT INDUSTRIES, INC.	1,391,503	1,380,116
25,786	VIAD CORP.	1,206,129	1,398,890
69,993	WESCO AIRCRAFT HOLDINGS, INC.(b)	666,541	787,421
17,007	WESTPORT FUEL SYSTEMS, INC.(b)(c)	43,815	43,028
46,427	WOODWARD, INC.	2,677,254	3,568,379
16,247	YRC WORLDWIDE, INC.(b)	175,289	163,282
		82,397,925	92,742,969	24.73%
Information Technology:
13,714	AMBER ROAD, INC.(b)	124,958	129,049
38,311	ANIXTER INTERNATIONAL, INC.(b)	2,672,341	2,425,086
33,125	ASTRONOVA, INC.	476,696	624,406
4,310	AVIAT NETWORKS, INC.(b)	69,565	70,555
30,376	BELDEN, INC.	1,898,277	1,856,581
6,709	BRIGHTCOVE, INC.(b)	48,506	64,742
136,000	CELESTICA, INC.(b)(c)	1,643,475	1,614,320
55,412	COHU, INC.	1,152,725	1,358,148
18,944	COMMVAULT SYSTEMS, INC.(b)	975,338	1,247,462
81,156	CYPRESS SEMICONDUCTOR CORP.	1,097,513	1,264,410
143,696	DIEBOLD NIXDORF, INC.	3,195,648	1,717,167
37,394	DSP GROUP, INC.(b)	466,449	465,555
23,410	EURONET WORLDWIDE, INC.(b)	1,420,037	1,961,056
57,761	EVERTEC, INC.	854,792	1,262,078
9,132	FARO TECHNOLOGIES, INC.(b)	463,661	496,324
133,620	FRANKLIN WIRELESS CORP.(b)	287,454	247,197
108,627	FREQUENCY ELECTRONICS, INC.(b)	1,007,238	875,534
43,299	INSIGHT ENTERPRISES, INC.(b)	1,753,271	2,118,620
53,188	INTERNAP CORP.(b)	581,482	554,219
15,231	ITRON, INC.(b)	879,892	914,622
42,774	JABIL, INC.	715,973	1,183,129
16,188	KEMET CORP.(b)	308,331	390,940
21,142	LUMENTUM HOLDINGS, INC.(b)	1,279,361	1,224,122
97,815	MARCHEX, INC., CLASS B	225,799	299,314
102,641	MITEL NETWORKS CORP.(b)(c)	1,107,986	1,125,972
26,785	MONOTYPE IMAGING HOLDINGS, INC.	581,111	543,735
34,796	MTS SYSTEMS CORP.	1,844,514	1,832,009
26,336	NOVANTA, INC.(b)	737,159	1,640,733
3,504	OSI SYSTEMS, INC.(b)	206,406	270,964
12,983	PC CONNECTION, INC.	350,946	431,036
10,190	PERCEPTRON, INC.(b)	67,862	107,505
51,584	PERFICIENT, INC.(b)	799,219	1,360,270
29,200	PLEXUS CORP.(b)	1,702,585	1,738,568
27,072	PROS HOLDINGS, INC.(b)	669,136	990,023
64,407	REIS, INC.	1,361,700	1,404,073
55,418	SCANSOURCE, INC.(b)	2,220,979	2,233,345
26,533	SHUTTERSTOCK, INC.(b)	1,260,932	1,259,256
215,627	STEEL CONNECT, INC.(b)	364,708	465,754
123,026	SUPPORT.COM, INC.(b)	364,441	350,624
17,035	SYNNEX CORP.	448,641	1,644,048
142,404	UNISYS CORP.(b)	1,722,722	1,837,012
100,893	VERIFONE SYSTEMS, INC.(b)	1,981,270	2,302,378
55,677	XCERRA CORP.(b)	765,213	777,808
		42,156,312	46,679,749	12.45%
Materials:
2,503	ADVANSIX, INC.(b)	93,514	91,685
5,438	AMERICAN VANGUARD CORP.	112,046	124,802
19,859	BERRY GLOBAL GROUP, INC.(b)	446,616	912,322
35,700	H.B. FULLER CO.	1,981,801	1,916,376
23,435	INGEVITY CORP.(b)	1,205,024	1,894,954
18,714	INNOPHOS HOLDINGS, INC.	824,422	890,786
33,453	KOPPERS HOLDINGS, INC.(b)	771,899	1,282,923
6,778	MATERION CORP.	344,347	367,029
92,745	PQ GROUP HOLDINGS, INC.(b)	1,531,068	1,669,410
19,900	RELIANCE STEEL & ALUMINUM CO.	1,474,611	1,742,046
74,700	SCHWEITZER-MAUDUIT INTERNATIONAL, INC.	3,001,402	3,265,884
11,544	SUNCOKE ENERGY, INC.(b)	125,592	154,690

See accompanying notes to financial statements.	44	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
19,045	TRECORA RESOURCES(b)	$213,059	282,818
13,375	TRINSEO S.A.	903,040	948,956
14,192	US CONCRETE, INC.(b)	674,710	745,080
		13,703,151	16,289,761	4.35%
Real Estate:
25,713	ASHFORD HOSPITALITY TRUST, INC.	149,174	208,275
28,781	BLUEROCK RESIDENTIAL GROWTH REIT, INC.	269,039	256,727
51,633	BRANDYWINE REALTY TRUST	899,678	871,565
45,305	CATCHMARK TIMBER TRUST, INC., CLASS A	509,287	576,733
94,317	CEDAR REALTY TRUST, INC.	431,231	445,176
35,960	CITY OFFICE REIT, INC.(c)	440,491	461,367
67,067	DIAMONDROCK HOSPITALITY CO.	728,503	823,583
24,895	EDUCATION REALTY TRUST, INC.	994,610	1,033,143
21,591	GRAMERCY PROPERTY TRUST	445,125	589,866
37,300	HFF, INC., CLASS A	1,362,387	1,281,255
55,497	INVESTORS REAL ESTATE TRUST	312,903	306,898
61,140	JERNIGAN CAPITAL, INC.	1,166,595	1,165,328
21,938	MARCUS & MILLICHAP, INC.(b)	499,060	855,801
59,565	MEDICAL PROPERTIES TRUST, INC.	507,246	836,293
28,312	RAMCO-GERSHENSON PROPERTIES TRUST	372,985	374,002
69,283	REALOGY HOLDINGS CORP.	1,827,617	1,579,652
28,421	RETAIL OPPORTUNITY INVESTMENTS CORP.	566,838	544,546
50,656	STAG INDUSTRIAL, INC.	816,530	1,379,363
17,723	STRATUS PROPERTIES, INC.(b)	521,175	541,438
		12,820,474	14,131,011	3.77%
Telecommunication Services:
120,133	ALASKA COMMUNICATIONS SYSTEMS GROUP, INC.(b)	223,495	212,635
40,271	HAWAIIAN TELCOM HOLDCO, INC.(b)	974,158	1,164,637
36,936	ORBCOMM, INC.(b)	370,890	373,054
		1,568,543	1,750,326	0.47%
Utilities:
8,253	ALLETE, INC.	245,827	638,865
31,094	NEW JERSEY RESOURCES CORP.	1,197,572	1,391,457
131,440	PURE CYCLE CORP.(b)	830,167	1,255,252
17,211	SPIRE, INC.	844,174	1,215,957
		3,117,740	4,501,531	1.20%
	Sub-total Common Stocks:	317,466,404	364,672,481	97.26%
Convertible Bonds:
Health Care:
139,789	PDL BIOPHARMA, INC., 2.75%, 12/1/21	138,822	128,342
		138,822	128,342	0.03%
	Sub-total Convertible Bonds:	138,822	128,342	0.03%
Convertible Preferred Stocks:
Real Estate:
22,772	WHEELER REAL ESTATE INVESTMENT TRUST, INC. (STEP TO 10.75% ON 9/21/2023), 8.75%	380,966	422,648
		380,966	422,648	0.11%
	Sub-total Convertible Preferred Stocks:	380,966	422,648	0.11%
Preferred Stocks:
Industrials:
152,441	STEEL PARTNERS HOLDINGS L.P., 6.00%(d)	2,510,072	3,108,272
		2,510,072	3,108,272	0.83%
	Sub-total Preferred Stocks:	2,510,072	3,108,272	0.83%
Rights:
Consumer Discretionary:
55,700	MEDIA GENERAL, INC. (CONTINGENT VALUE RIGHTS)(b)(e)	—	—
		—	—	0.00%
	Sub-total Rights:	—	—	0.00%
Warrants:

See accompanying notes to financial statements.	45	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care:
19,977	NANOVIBRONIX, INC.(b)(e)	$199	—
		199	—	0.00%
	Sub-total Warrants:	199	—	0.00%
Short-Term Investments:
8,525,125	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 1.75%(f)	8,525,125	8,525,125
	Sub-total Short-Term Investments:	8,525,125	8,525,125	2.27%
	Grand total	$329,021,588	376,856,868	100.50%

Notes to Schedule of Investments:

(a)	This security is being measured at fair value according to procedures adopted by the Board of Trustees.

(b)	Non-income producing assets.

(c)	Foreign security values are stated in U.S. dollars. As of June 30, 2018, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 4.36% of net assets.

(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

(e)	Security has been deemed worthless and is a Level 3 investment.

(f)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2017, the value of the Clearwater Small Companies Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $16,001,365 with net sales of $7,476,240 during the six months ended June 30, 2018.

See accompanying notes to financial statements.	46	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
June 30, 2018 (unaudited)

Clearwater Small Companies Fund Portfolio Diversification
(as a percentage of net assets)

See accompanying notes to financial statements.	47	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
227,600	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$2,360,733	2,560,500
40,000	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			548,760	519,600
40,171	BLACKROCK MUNIHOLDINGS FUND II INC			575,479	555,565
69,429	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			724,569	897,717
57,300	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			729,193	700,779
35,700	BLACKROCK MUNIHOLDINGS QUALITY FUND INC			474,032	441,966
8,302	BLACKROCK MUNIYIELD FUND INC			122,288	110,583
55,111	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			701,111	720,852
142,461	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,846,525	1,867,664
51,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			729,423	694,848
101,896	BLACKROCK MUNIYIELD QUALITY FUND II INC			1,307,244	1,233,960
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,492,747
36,970	DREYFUS STRATEGIC MUNICIPAL BOND FUND INC			301,534	279,863
79,565	DWS MUNICIPAL INCOME TRUST			900,864	876,806
178,050	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,985,371	1,898,013
113,205	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,410,252	1,329,027
60,000	INVESCO MUNICIPAL TRUST			773,718	709,200
76,122	INVESCO QUALITY MUNICIPAL INCOME TRUST			868,956	907,374
60,000	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			774,122	742,200
50,248	MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND			628,966	720,556
53,000	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			748,312	773,270
245,475	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			3,273,528	3,193,624
15,963	NUVEEN MICHIGAN QUALITY MUNICIPAL INCOME FUND			214,604	202,092
52,779	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			723,142	666,599
29,740	NUVEEN QUALITY MUNICIPAL INCOME FUND			409,650	395,549
28,000	PUTNAM MUNICIPAL OPPORTUNITIES TRUST			371,050	327,040
19,613	WESTERN ASSET MUNICIPAL PARTNERS FUND INC.			246,036	276,935
	Sub-total Closed-End Funds:			25,321,927	25,094,929	4.64%
Municipal Bonds:
2,350,000	ACALANES CA UNION HIGH SCH DIST (STEP TO 6.55% ON 8/1/2024)(b)	8/1/2039	0.00	1,590,321	2,201,080
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,104,475	1,160,440
750,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	737,663	762,225
500,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	495,000	516,385
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(c)	12/1/2010	5.40	350,000	23,625
670,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	670,000	701,745
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,017,793	1,123,250
1,000,000	ALVORD CA UNIF SCH DIST (STEP TO 7.35% ON 8/1/2026)(b)	8/1/2046	0.00	560,635	980,880
1,000,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	977,699	1,028,370
1,095,000	ARBORWOOD FL CDD CAPITAL IMPT REVENUE	5/1/2032	3.50	1,065,607	1,070,264
1,000,000	ARIZONA ST INDL DEV AUTH MF HSG REVENUE	1/1/2038	5.38	1,000,000	987,510
1,915,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	1,880,883	2,063,508
500,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	6/15/2036	5.00	508,558	506,270
650,000	ARLINGTON TX SPL TAX REVENUE	2/15/2041	5.00	707,134	718,022
500,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	500,000	509,270
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	514,120	556,620
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	506,342	550,615
500,000	ATLANTA GA DEV AUTH	7/1/2035	4.00	492,398	508,860
1,000,000	ATLANTA GA DEV AUTH SENIOR HLTH CARE FACS REVENUE	1/1/2023	6.00	990,301	992,640
750,000	ATLANTA GA DEV AUTH SENIOR HLTH CARE FACS REVENUE	1/1/2029	6.50	729,190	724,065
1,425,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	1,329,594	1,476,400
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	985,890	1,047,880
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,186,902	1,350,685
905,000	BEXAR CNTY TX HSG FIN CORP(d)	2/1/2035	3.75	905,000	929,290

See accompanying notes to financial statements.	48	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	$2,080,715	2,173,960
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	500,000	519,395
305,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	305,000	312,445
1,150,000	BURBANK IL EDUCTNL FACS REVENUE(e)	9/1/2035	6.00	1,150,000	1,208,535
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,044,904	1,227,420
385,000	BUTLER CNTY PA GEN AUTH REVENUE (FLOATING, ICE LIBOR USD 3M + 0.00%)(f)	10/1/2034	2.27	385,000	355,405
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	503,827	551,175
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK ST SCH FUND APP	8/15/2029	5.75	501,139	531,815
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,493,920	1,868,160
1,370,000	CAPITAL TRUST AGY FL CHRT SCHREVENUE	2/1/2035	5.38	1,370,000	1,357,341
750,000	CAPITAL TRUST AGY FL REVENUE	4/1/2035	7.00	750,000	755,483
1,750,000	CAPITAL TRUST AGY FL REVENUE(e)	12/1/2035	6.75	1,747,211	1,826,405
750,000	CAPITAL TRUST AGY FL REVENUE(e)	7/1/2037	6.75	750,000	786,532
750,000	CAPITAL TRUST AGY FL SENIOR LIVING REVENUE(e)	8/1/2027	5.00	750,000	755,078
750,000	CAPITAL TRUST AGY FL SENIOR LIVING REVENUE(e)	8/1/2032	5.38	750,000	759,908
1,000,000	CARLSBAD CA UNIF SCH DIST (STEP TO 6.13% ON 8/1/2021)(b)	8/1/2031	0.00	829,225	1,102,340
860,000	CARMEL IN REVENUE	11/15/2022	6.00	851,832	893,299
1,000,000	CARMEL IN REVENUE	11/15/2027	7.00	1,013,962	1,046,010
750,000	CELEBRATION POINTE CMNTY DEV DIST #1 FL SPL ASSMNT REVENUE(e)	5/1/2032	5.00	755,302	799,867
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,015,497	1,112,730
445,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	389,478	445,449
1,000,000	CHICAGO HEIGHTS IL	12/1/2029	4.50	1,061,417	1,053,400
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,001,563	1,100,570
1,000,000	CHICAGO IL PARK DIST	1/1/2028	5.00	1,112,477	1,100,670
1,000,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2052	5.00	1,046,530	1,093,620
1,500,000	CLOVIS CA UNIF SCH DIST(g)	8/1/2030	0.00	723,954	886,860
650,000	CMWLTH FING AUTH PA TOBACCO MASTER SETTLEMENT PAYMENT REV	6/1/2039	4.00	646,785	661,713
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	737,008	826,005
375,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(e)	5/15/2022	5.25	375,000	375,173
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(e)	5/15/2026	7.25	750,000	818,122
1,750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(e)	5/15/2044	8.13	1,944,212	1,928,710
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	6/1/2033	5.50	977,481	1,002,940
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	994,708	1,037,770
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE(e)	9/1/2046	5.00	1,008,722	1,001,090
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	988,898	1,131,540
500,000	COLORADO ST HLTH FACS AUTH REVENUE(e)	12/1/2035	5.75	492,436	521,075
115,000	COLORADO ST HSG & FIN AUTH	10/1/2029	5.40	115,000	115,681
1,000,000	COLTON CA JT UNIF SCH DIST (STEP TO 5.80% ON 8/1/2021)(b)	8/1/2035	0.00	838,367	991,310
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG FIN PROGRAM	11/15/2035	3.88	1,000,000	1,032,830
1,500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.75	1,500,000	1,515,810
515,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	515,000	526,969

See accompanying notes to financial statements.	49	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2040	3.75	$1,000,000	1,012,590
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	4,946,450
500,000	COPPERLEAF CO MET DIST #2	12/1/2030	5.25	500,000	524,910
500,000	COPPERLEAF CO MET DIST #2	12/1/2045	5.75	500,000	524,805
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,104,671	1,460,235
637,000	CORTLAND IL SPL TAX REVENUE(c)	3/1/2017	5.50	633,881	127,400
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	503,788	532,090
750,000	CRYSTAL CO CROSSING MET DIST	12/1/2040	5.25	750,000	758,678
474,200	CUYAHOGA CNTY OH HSG MTGE REVENUE	3/20/2042	5.70	478,084	480,090
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,007,388	1,120,970
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	2,006,696	2,082,960
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	1,002,622	1,043,170
1,000,000	DAUPHIN CNTY PA GEN AUTH UNIV REVENUE(e)	10/15/2022	4.00	997,915	1,002,200
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,018,099	1,119,480
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	492,031	528,620
1,000,000	DAYTON-MONTGOMERY CNTY OH PORT AUTH PROJ REVENUE	1/15/2040	7.00	1,000,000	1,046,780
500,000	DECATUR IL	3/1/2034	5.00	512,370	539,525
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(g)	2/1/2029	0.00	592,859	560,700
1,000,000	DEL MAR CA RACE TRACK AUTH	10/1/2035	5.00	1,044,766	1,088,110
220,000	DELAWARE ST HSG AUTH REVENUE	7/1/2031	5.20	220,000	223,839
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	530,410
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,069,520
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,086,360
750,000	DIST OF COLUMBIA REVENUE	7/1/2037	5.00	750,000	787,102
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	1,010,160
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,034,100
3,000,000	DUBLIN CA UNIF SCH DIST(g)	8/1/2034	0.00	1,092,400	1,144,530
1,000,000	EAST CHICAGO IN SAN DIST REVENUE	7/15/2035	4.00	993,270	1,039,750
1,500,000	EAST MORGAN CNTY CO HOSP DIST COPS	12/1/2038	5.88	1,500,000	1,518,405
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,027,749	2,214,469
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	743,177	785,265
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,056,674	1,219,250
1,000,000	ENCINITAS CA UNION SCH DIST (STEP TO 6.75% ON 8/1/2022)(b)	8/1/2035	0.00	762,849	1,114,720
1,155,000	ENTERPRISE CA ELEM SCH DIST (STEP TO 6.20% ON 8/1/2021)(b)	8/1/2035	0.00	956,787	1,263,235
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,101,840
600,000	ESCONDIDO CA SPL TAX	9/1/2036	5.00	641,673	666,984
750,000	EVANSVILLE IN MF HSG REVENUE	1/1/2038	5.45	750,000	747,315
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	500,790
1,000,000	FAYETTE CNTY KY SCH DIST FIN CORP	8/1/2033	4.00	990,758	1,043,200
1,000,000	FESTIVAL RANCH AZ CMNTY FACS DIST	7/15/2024	6.25	1,002,476	1,030,950
315,000	FIDDLERS CREEK FL CDD #2 SPL ASSMNT REVENUE(c)	5/1/2013	5.75	314,118	220,500
750,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	750,000	785,737
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE	6/15/2034	6.00	990,820	1,053,990
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(e)	6/15/2035	6.00	1,001,077	1,053,310
185,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	185,177	191,830
715,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2034	5.30	715,000	715,815
885,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	885,000	919,657
740,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	740,000	763,991
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2047	3.80	1,000,000	994,770

See accompanying notes to financial statements.	50	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,250,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV(e)	8/25/2026	8.50	$1,250,000	1,454,350
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,042,496	1,081,820
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(e)	6/1/2027	6.50	1,000,000	1,011,800
940,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	821,073	908,670
1,000,000	FYI PROPERTIES WA LEASE REVENUE	6/1/2034	5.50	984,310	1,030,870
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,532,515
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,034,420
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2038	3.85	1,000,000	1,008,250
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2039	4.00	1,000,000	1,027,300
4,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	4,500,000	4,540,395
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	1,004,365	1,008,060
1,740,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2042	3.55	1,740,000	1,728,707
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2042	3.65	1,000,000	995,170
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,944,286	1,959,379
1,100,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.00	1,100,000	1,106,534
600,000	GLENDALE AZ INDL DEV AUTH	11/15/2036	5.00	616,685	620,838
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	559,274	561,160
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE (STEP TO 5.50% ON 10/1/2023)(b)	10/1/2035	0.00	1,127,676	1,394,550
1,010,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	988,437	1,101,395
1,250,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE	8/15/2021	6.75	1,250,000	1,320,500
1,500,000	HARTNELL CA CMNTY CLG DIST (STEP TO 7.00% ON 8/1/2022)(b)	8/1/2034	0.00	1,132,590	1,574,820
3,500,000	HEALDSBURG CA UNIF SCH DIST (STEP TO 4.60% ON 8/1/2022)(b)	8/1/2037	0.00	2,905,130	3,150,070
1,000,000	HELENDALE CA SCH DIST (STEP TO 6.25% ON 8/1/2019)(b)	8/1/2034	0.00	935,076	1,217,980
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	754,376	817,822
800,000	HERITAGE HARBOUR FL N CDD SPLASSMNT	5/1/2034	5.00	800,000	862,008
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,021,711	1,130,780
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,527,842	1,672,335
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	750,000	832,500
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	742,861	829,215
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2044	8.00	1,054,969	1,133,310
1,500,000	ILLINOIS ST	2/1/2030	4.00	1,493,048	1,556,250
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	527,170
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,033,310
500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2032	6.00	500,000	555,285
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	681,320	708,811
565,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	565,000	565,740
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	501,589	526,880
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	769,586	780,570
500,000	ILLINOIS ST FIN AUTH REVENUE	3/1/2038	6.00	487,039	514,565
700,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	685,018	700,203
1,000,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2045	5.00	1,071,978	1,073,130
1,000,000	ILLINOIS ST HSG DEV AUTH	7/1/2034	4.95	1,000,000	1,063,090
1,000,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2041	3.88	1,000,000	1,006,970
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,589,466	1,637,340
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,008,426	1,299,740
500,000	INDIANA ST BOND BANK REVENUE	2/1/2029	5.50	493,281	511,425
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,034,383	3,290,040
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	493,924	538,230
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	987,977	1,111,450
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,033,785	1,069,890
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	532,480	564,400
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	987,521	1,137,550
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,036,263	1,088,090
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,442,445
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2036	5.00	1,649,300	1,635,180

See accompanying notes to financial statements.	51	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
700,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE	1/1/2038	5.25	$685,743	716,821
715,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	715,000	738,767
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	1,000,000	1,041,560
1,400,000	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE(e)	11/15/2036	5.75	1,400,000	1,353,688
885,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	874,083	910,461
750,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	750,000	756,630
1,500,000	KING CNTY WA HSG AUTH	5/1/2036	3.75	1,480,760	1,490,295
1,000,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2037	5.25	1,021,270	1,070,890
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	522,006	525,555
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(e)	12/1/2037	6.50	750,000	802,777
240,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	239,571	243,082
1,600,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,587,533	1,789,872
735,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	735,000	800,422
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,076,870
1,400,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,400,000	1,458,800
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(e)	5/1/2037	5.00	744,561	783,697
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	745,504	796,170
1,000,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	991,140	999,360
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	503,255
2,000,000	LAS VEGAS NV REDEV AGY TAX INCR REVENUE	6/15/2023	7.50	1,989,681	2,110,200
650,000	LEE CNTY FL INDL DEV AUTH(e)	12/1/2032	5.38	650,000	663,195
700,000	LEE CNTY FL INDL DEV AUTH(e)	12/1/2052	5.75	684,575	718,375
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	743,731	756,428
465,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	465,000	482,242
750,000	LEYDEN ROCK MET DIST #10	12/1/2045	5.00	767,177	764,378
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REV	12/1/2045	5.38	996,407	1,005,300
385,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REV	5/1/2024	5.63	385,000	397,262
695,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REV	5/1/2046	4.75	685,482	696,446
250,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2026	4.00	249,666	250,615
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,012,916	1,109,240
225,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2034	5.10	225,000	228,155
500,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.25	529,712	535,435
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,014,781	1,113,650
700,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(e)	11/1/2037	5.65	700,000	722,050
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	537,179	553,989
1,000,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2047	5.00	1,106,810	1,099,490
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	747,358	794,872
415,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (FLOATING, ICE LIBOR USD 3M + 0.00%)(f)	2/15/2036	2.27	415,000	392,623
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	493,441	531,850

See accompanying notes to financial statements.	52	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	$1,565,395	1,579,770
1,480,000	LUZERNE CNTY PA	11/1/2026	7.00	1,498,894	1,575,830
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,021,536	1,098,300
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,010,926	1,068,350
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,112,886	1,109,711
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(c)	5/1/2014	5.60	250,000	52,500
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2035	4.00	1,000,000	1,024,260
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2036	3.90	1,000,000	1,023,810
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2038	3.75	1,000,000	991,520
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.55	1,000,000	983,270
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	1,500,000	1,517,115
500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2042	4.05	500,000	510,120
820,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2037	4.50	820,000	851,898
1,000,000	MALTA IL TAX INCR REVENUE(c)	12/30/2025	5.75	1,000,000	320,000
500,000	MANATEE CNTY FL SCH BRD COPS	7/1/2031	5.63	496,557	554,275
800,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2035	5.00	850,405	830,416
750,000	MARICOPA CNTY AZ INDL DEV AUTH SENIOR LIVING FACS REVENUE(e)	1/1/2036	5.75	741,790	761,063
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(g)	9/1/2041	0.00	140,065	23,922
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	375,197	244,551
745,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	760,088	757,009
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	748,285	927,660
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	526,165
546,418	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	567,294	17,076
820,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	811,502	885,977
700,000	MASSACHUSETTS ST DEV FIN AGY REVENUE(e)	10/1/2047	5.00	751,382	748,580
915,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	915,000	943,914
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	700,000	734,090
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	700,000	735,868
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,060,160
670,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2040	5.05	670,000	679,333
2,770,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,770,000	2,793,351
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2046	4.20	2,000,000	2,069,380
160,000	MEAD NE TAX INCR REVENUE(c)	7/1/2012	5.13	160,000	14,880
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,030,212	1,070,750
500,000	MEMPHIS-SHELBY CNTY TN INDL DEV BRD ECON DEV GROWTH ENGINE T	7/1/2037	5.50	495,891	534,740
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	571,122
500,000	MET PIER & EXPOSITION AUTH ILREVENUE	6/15/2057	5.00	522,210	525,350
1,000,000	MIAMI FL HLTH FACS AUTH	7/1/2038	5.13	1,041,295	1,105,760
135,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	131,055	145,390
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	745,731	779,655
1,500,000	MICHIGAN ST HOSP FIN AUTH	6/1/2034	6.13	1,509,610	1,561,410
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2034	5.63	1,000,000	1,010,240
1,850,000	MICHIGAN ST HSG DEV AUTH	10/1/2035	4.10	1,850,000	1,898,100
930,000	MICHIGAN ST HSG DEV AUTH	12/1/2035	3.95	930,000	950,069
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2036	3.70	1,000,000	1,005,140
940,000	MICHIGAN ST HSG DEV AUTH	12/1/2040	3.95	940,000	956,854
600,000	MICHIGAN ST HSG DEV AUTH	10/1/2042	3.75	600,000	593,370
1,650,000	MICHIGAN ST HSG DEV AUTH	10/1/2043	4.00	1,650,000	1,657,524
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2045	3.70	1,000,000	989,770
1,000,000	MICHIGAN ST MUNI BOND AUTH	5/1/2023	5.75	1,003,617	1,034,890

See accompanying notes to financial statements.	53	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	$500,000	500,580
220,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	220,000	223,282
430,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	430,000	435,990
1,000,000	MISHAWAKA IN MF HSG REVENUE(e)	1/1/2038	5.38	1,000,000	987,510
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	978,250	1,051,340
1,525,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	12/1/2045	3.63	1,525,000	1,505,373
55,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.35	55,000	55,501
965,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	965,000	984,261
615,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	615,000	657,773
1,000,000	MONTANA ST BRD OF HSG	12/1/2048	3.90	1,000,000	996,440
955,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2037	3.95	955,000	988,874
845,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	847,517	874,465
1,000,000	MONTGOMERY CNTY MD HSG OPPNTYS COMMN MFH & RECONSTR DEV REVENUE	7/1/2039	3.88	1,000,000	1,018,490
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	519,630
890,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVENUE	7/1/2038	4.00	890,000	897,476
631,972	MOUNT CARBON CO MET DIST REVENUE	6/1/2043	7.00	631,972	568,775
200,000	MOUNT CARBON CO MET DIST REVENUE(c)	6/1/2043	8.00	-	44,000
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	520,053	536,950
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	612,949	667,632
371,000	N CENTRL TEXAS ST HLTH FAC DEV CORP	2/15/2025	5.38	371,000	371,237
380,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	380,000	398,654
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,101,480
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	999,429	1,193,410
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,116,260
500,000	NAVAJO NATION AZ(e)	12/1/2030	5.50	528,968	562,330
650,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2035	3.75	650,000	654,284
970,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2035	3.90	970,000	987,528
1,240,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	1,240,000	1,257,013
130,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2040	5.10	130,000	130,631
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	974,342	1,100,200
500,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	8/1/2038	6.00	491,399	523,240
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,049,670
330,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	330,000	332,746
1,500,000	NEW HAMPSHIRE ST HSG FIN AUTHMF REVENUE	7/1/2052	4.00	1,500,000	1,512,915
750,000	NEW HOPE CULTURAL ED FACS FINCORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	763,076	804,915
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,143,363	1,190,486
750,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE(e)	8/15/2036	5.00	755,779	751,455
1,000,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE	8/15/2036	5.50	1,004,766	1,021,430
1,000,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE(e)	8/15/2037	6.00	1,017,026	1,045,240
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	542,317	536,980
750,000	NEW JERSEY ST ECON DEV AUTH REVENUE	7/15/2047	5.00	804,604	804,615
170,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	6/1/2024	5.38	169,529	173,907

See accompanying notes to financial statements.	54	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	$1,000,000	1,016,480
855,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	10/1/2030	4.50	855,000	887,088
365,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	10/1/2034	5.00	365,000	371,446
540,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	10/1/2035	5.00	540,000	545,994
915,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	10/1/2037	5.00	909,359	922,256
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	968,990	1,020,830
3,500,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	3,500,000	3,516,170
1,000,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2024	5.00	1,000,000	1,002,240
1,000,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2030	5.00	1,000,000	1,002,200
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	509,610	536,330
210,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	4.80	210,000	212,421
425,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2034	5.00	425,000	432,361
415,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2036	5.45	415,000	419,528
960,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.70	960,000	959,962
675,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	675,000	682,324
1,030,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	1,030,000	1,052,608
1,550,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2043	3.85	1,550,000	1,551,147
905,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2046	3.80	905,000	910,801
775,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	3.90	775,000	778,503
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.00	114,821	1
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2037	3.80	1,000,000	1,010,270
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2039	4.30	1,000,000	1,029,380
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	601,933	602,730
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	978,780
2,000,000	NEW YORK CITY NY MUNI WTR FIN AUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,138,152	2,226,480
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,520,415
1,000,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2041	4.10	1,000,000	1,035,190
1,000,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2042	4.00	1,000,000	1,024,980
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	538,450
4,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	4,000,000	4,053,600
1,000,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2048	3.95	1,000,000	1,004,400
955,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2036	3.90	955,000	968,208
750,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2038	3.75	750,000	756,375
1,450,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	3.80	1,450,000	1,460,367
500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	500,000	501,540
500,000	NORTH CAROLINA ST CAPITAL FACS FIN AGY EDUCTNL FACS REVENUE	6/1/2023	5.00	500,000	500,845
1,000,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2037	3.85	1,000,000	1,017,420
1,000,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2041	3.95	1,014,422	1,015,160
1,000,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2048	4.00	1,000,000	1,009,040
500,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2048	4.00	534,700	527,060
600,000	NORTH LAS VEGAS NV LOCAL IMPT(e)	12/1/2027	4.00	585,269	585,714
600,000	NORTH LAS VEGAS NV LOCAL IMPT(e)	12/1/2037	5.00	601,336	603,306
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	514,815
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,003,946	1,052,960
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,408,197	1,479,478
500,000	NTHRN PALM BEACH CNTY FL IMPTDIST	8/1/2037	5.00	510,962	528,755

See accompanying notes to financial statements.	55	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
2,000,000	OAK PARK CA UNIF SCH DIST (STEP TO 7.10% ON 8/1/2021)(b)	8/1/2038	0.00	$1,614,527	2,292,900
875,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	873,249	894,661
255,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.40	255,000	255,729
950,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	849,773	935,788
85,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2032	5.15	85,000	85,850
10,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2038	6.50	10,015	10,071
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,044,172	1,083,160
750,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2035	5.00	782,669	818,002
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2047	5.00	1,080,705	1,087,970
795,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	795,000	804,564
1,250,000	OREGON ST	12/1/2034	3.63	1,250,000	1,269,950
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	2,053,980
680,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2035	3.75	680,000	687,031
820,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	820,000	832,136
1,355,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2048	3.75	1,355,000	1,314,580
500,000	PALISADE CO MET DIST #2 LIMITED TAX	12/1/2046	5.00	508,020	504,890
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	500,000	572,725
1,200,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2036	5.00	1,319,440	1,308,144
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	492,595	576,445
1,000,000	PELL CITY AL SPL CARE FACS FING AUTH REVENUE	12/1/2031	5.00	1,037,128	1,081,580
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (FLOATING, ICE LIBOR USD 3M + 0.00%)(f)	7/1/2039	2.22	500,000	427,685
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2037	3.65	1,003,045	1,003,000
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	3.95	1,000,000	1,008,060
500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	4.00	500,000	506,800
3,200,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2040	4.05	3,200,000	3,275,132
1,835,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,835,000	1,838,817
580,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	580,000	587,325
750,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	4.00	750,000	764,760
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2035	5.13	1,930,261	2,088,968
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE (STEP TO 4.60% ON 12/1/2021)(b)	12/1/2037	0.00	1,280,377	1,404,750
1,000,000	PEORIA AZ INDL DEV AUTH	11/15/2029	5.25	1,000,000	1,017,240
400,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2023	6.13	400,000	428,728
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	739,492	768,780
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(e)	7/1/2036	5.13	985,482	989,000
750,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE	7/1/2042	6.30	791,749	844,912
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,521,963	2,734,075
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,060,997	1,102,630

See accompanying notes to financial statements.	56	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(e)	12/1/2026	5.25	$1,000,000	1,032,190
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	7,767	10,062
750,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(e)	6/15/2037	4.75	736,199	746,273
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(g)	9/1/2031	0.00	1,313,494	1,207,185
820,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	811,094	829,701
750,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2035	5.13	750,000	781,058
2,000,000	PORT SAINT LUCIE FL RESEARCH FACS REVENUE	5/1/2033	5.00	2,029,373	2,053,280
1,000,000	PROMENADE CASTLE ROCK CO MET DIST #1	12/1/2025	5.13	1,000,000	1,061,450
380,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2020	7.00	378,325	401,778
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2046	8.25	1,544,574	1,724,880
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2046	0.00	566	508
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2047	0.00	623	562
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2048	0.00	607	550
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2049	0.00	600	545
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2050	0.00	587	535
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2051	0.00	633	579
451,406	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(f)(h)	7/1/2051	3.75	449,050	448,228
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2052	0.00	643	590
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2053	0.00	632	581
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2054	0.00	623	575
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2055	0.00	612	567
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2056	0.00	600	557
93,403	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)	7/1/2056	5.50	93,395	92,959
18,454	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2057	0.00	1,383	560
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2058	0.00	589	550
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2059	0.00	582	544
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2060	0.00	574	539
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2061	0.00	564	531
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2062	0.00	557	525
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2063	0.00	547	516
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2064	0.00	541	512
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2065	0.00	535	507
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2066	0.00	531	503
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2067	0.00	6,782	6,490
655,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	658,717	696,848
1,250,000	PUBLIC FIN AUTH WI REVENUE(e)	11/1/2028	6.25	1,250,000	1,268,487
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	644,208
371,751	PUBLIC FIN AUTH WI REVENUE(g)	10/1/2042	0.00	412,528	80,477
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	544,781	516,602

See accompanying notes to financial statements.	57	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,130,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(e)	11/15/2024	5.00	$1,126,906	1,217,247
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,584,060
1,045,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	1,045,000	1,173,305
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,413	858,127
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	998,315	1,276,770
750,000	REEF-SUNSET CA UNIF SCH DIST (STEP TO 4.85% ON 8/1/2021)(b)	8/1/2038	0.00	646,980	707,483
500,000	RHODE ISLAND ST HLTH & EDUCTNL BLDG CORP	5/15/2030	6.25	495,019	520,185
775,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	771,748	791,546
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	758,453
910,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2046	3.40	910,000	859,322
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,016,253	1,207,940
500,000	ROWLEY MA	5/1/2027	4.00	500,452	500,555
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,611,358	1,683,225
450,000	S WSTRN IL DEV AUTH(c)	10/1/2022	7.00	450,000	261,000
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (FLOATING, ICE LIBOR USD 3M + 0.00%)(f)	6/1/2039	2.11	350,000	321,115
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	762,678	784,597
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	760,085	800,895
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	526,760
1,500,000	SAN GABRIEL CA UNIF SCH DIST	8/1/2039	5.35	1,497,433	1,664,115
1,000,000	SAN JOSE CA FING AUTH	6/1/2039	5.00	1,038,797	1,114,350
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	507,731	557,585
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,011,798	1,145,880
1,000,000	SCOTTS BLUFF CNTY NE HOSP AUTH	2/1/2037	5.25	1,049,952	1,055,030
500,000	SEATTLE WA HSG AUTH	12/1/2047	3.85	500,000	500,770
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	780,340	863,724
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	490,067	522,940
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2019	5.35	134,966	375
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	5.55	556,863	1,563
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	6.00	-	1
750,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	9/1/2037	5.00	795,090	702,495
525,000	SHERIDAN AR SCH DIST #37	2/1/2047	4.00	537,134	531,626
30,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2023	6.50	30,000	31,521
215,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	211,105	228,592
255,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	252,839	261,765
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH HOSP REVENUE	2/1/2038	5.00	1,113,207	1,105,370
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,049,513	1,067,880
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,455,948	1,548,918
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,500	520,650
60,000	SOUTHSIDE AZ CMNTY FACS DIST #1 SPL ASSMNT REVENUE PRESCOTT	7/1/2018	6.13	60,000	60,000
1,000,000	SPRINGDALE AR SALES & USE REVENUE	4/1/2041	3.60	971,168	987,700
500,000	ST VRAIN LAKES MET DIST #2	12/1/2037	5.00	500,000	498,745
1,000,000	STC MET DIST #2 CO	12/1/2038	6.00	971,299	1,029,530

See accompanying notes to financial statements.	58	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(c)	11/1/2010	5.50	$142,538	91,224
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,070,106	1,096,900
2,385,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	2,383,044	2,912,633
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,483,500	1,541,385
1,100,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2040	5.00	1,157,058	1,188,561
500,000	TALLMAN GULCH MET DIST CO	12/1/2047	5.25	500,000	497,750
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,059,745	1,092,270
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2022	5.50	1,000,000	1,000,010
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2024	5.63	750,000	764,708
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2035	5.00	775,674	786,675
700,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	5/15/2037	5.00	758,899	733,803
1,485,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2037	6.63	1,509,431	1,654,899
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	784,692	813,337
500,000	TEMPE AZ INDL DEV AUTH REVENUE(e)	10/1/2024	4.70	498,628	504,190
500,000	TEMPE AZ INDL DEV AUTH REVENUE(e)	10/1/2037	6.00	503,119	532,795
1,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2031	3.60	1,010,750	1,011,300
955,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2036	3.70	955,000	964,225
1,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.85	1,000,000	1,003,020
1,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.90	1,000,000	1,012,890
1,245,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2047	3.65	1,245,000	1,238,377
580,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	580,000	600,317
930,000	TENNESSEE ST HSG DEV AGY	7/1/2043	3.80	930,000	933,320
325,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	7/1/2039	5.45	325,000	328,016
700,000	TOBACCO SETTLEMENT FING CORP NJ	6/1/2046	5.00	705,401	752,045
1,500,000	TOLOMATO FL CDD	5/1/2040	3.75	1,439,350	1,475,745
125,000	TOLOMATO FL CDD(c)	5/1/2040	6.61	-	1
185,000	TOLOMATO FL CDD (STEP TO 6.61% ON 11/1/2021)(b)	5/1/2040	0.00	150,016	147,341
115,000	TOLOMATO FL CDD (STEP TO 6.61% ON 11/1/2024)(b)	5/1/2040	0.00	74,494	75,356
90,000	TOLOMATO FL CDD (STEP TO 6.61% ON 5/1/2019)(b)	5/1/2040	0.00	83,519	85,978
50,000	TOLOMATO FL CDD (STEP TO 6.61% ON 5/1/2022)(b)	5/1/2040	0.00	43,860	40,098
1,000,000	TRACY CA JT UNIF SCH DIST (STEP TO 7.30% ON 8/1/2027)(b)	8/1/2041	0.00	613,766	837,040
600,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2046	7.13	650,122	676,494
750,000	TRAVIS CNTY TX HLTH FACS DEV CORP(f)(h)	1/1/2047	5.25	750,000	796,350
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	699,937
500,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	498,598	535,790
1,250,000	TUSTIN CA UNIF SCH DIST (STEP TO 6.00% ON 8/1/2019)(b)	8/1/2028	0.00	1,167,808	1,327,200
555,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	548,776	568,653
750,000	UPPER IL RIVER VLY DEV AUTH(e)	12/1/2022	4.00	743,994	740,138
750,000	UPPER IL RIVER VLY DEV AUTH(e)	12/1/2037	5.25	766,340	759,968
1,000,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(e)	7/15/2033	4.65	989,292	991,450
1,500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	10/15/2033	6.50	1,502,644	1,509,195
750,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(e)	4/15/2045	6.00	762,681	776,693
165,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	165,000	169,363

See accompanying notes to financial statements.	59	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
490,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	$481,862	516,779
1,000,000	VANCOUVER WA HSG AUTH	8/1/2034	3.75	982,192	1,008,020
680,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	677,219	712,851
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,038,010
1,000,000	VIRGINIA ST HSG DEV AUTH	12/1/2039	5.00	1,000,000	1,024,190
500,000	VIRGINIA ST HSG DEV AUTH	5/1/2041	3.55	500,000	498,430
3,500,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	3,490,250	3,555,370
1,190,000	VLG FL CDD #7 SPL ASSMNT REVENUE	5/1/2036	4.00	1,182,491	1,214,205
530,000	WASHINGTON ST HSG FIN COMMISSION(e)	7/1/2025	6.00	532,976	558,721
1,000,000	WASHINGTON ST HSG FIN COMMISSION(e)	1/1/2031	5.00	1,001,668	1,077,320
750,000	WASHINGTON ST HSG FIN COMMISSION(e)	7/1/2031	5.00	801,051	787,267
675,000	WASHINGTON ST HSG FIN COMMISSION(e)	1/1/2035	5.75	675,000	683,377
600,000	WASHINGTON ST HSG FIN COMMISSION(e)	7/1/2036	5.00	637,324	625,686
500,000	WASHINGTON ST HSG FIN COMMISSION(e)	1/1/2038	5.00	546,820	550,840
745,000	WASHINGTON ST HSG FIN COMMISSION	12/1/2045	3.80	745,000	752,852
990,000	WASHINGTON ST HSG FIN COMMISSION	12/1/2047	4.00	1,053,292	1,037,926
4,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	4,000	3,926
145,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	6.60	144,023	145,225
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2032	3.75	1,500,000	1,538,220
130,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2039	4.10	130,000	131,179
575,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2047	4.13	575,000	590,272
1,500,000	WEST VLY CITY UT MUNI BLDG AUTH LEASE REVENUE	2/1/2039	5.00	1,665,471	1,695,090
550,000	WESTCHESTER CO NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	570,819	587,571
685,000	WESTMONT IL PARK DIST(g)	12/1/2031	0.00	312,341	359,639
685,000	WESTMONT IL PARK DIST(g)	12/1/2033	0.00	271,666	313,107
1,350,000	WICHITA KS HLTH CARE FACS REVENUE	5/15/2034	6.25	1,350,000	1,352,268
600,000	WICHITA KS HLTH CARE FACS REVENUE	12/1/2036	5.25	605,045	632,058
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,089,305	1,087,150
750,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	745,830	791,767
905,000	WISCONSIN ST GEN FUND ANNUAL APPROP REVENUE	5/1/2027	6.00	907,569	937,670
630,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	634,474	678,794
1,300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2032	5.00	1,406,801	1,454,947
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	734,422	732,844
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2040	5.00	519,942	525,150
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	2,077,801	2,146,140
1,400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2045	5.00	1,452,508	1,467,074
500,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2035	3.88	500,000	508,240
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2040	4.00	1,000,000	1,022,160
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2042	3.90	1,004,815	1,008,460
1,500,000	WISCONSIN ST HSG & ECON DEV AUTH	5/1/2055	4.15	1,500,000	1,505,175
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	928,711	999,908
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	745,019	772,035
1,000,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	3.90	1,000,000	1,017,320
1,645,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	1,645,000	1,664,098
350,934	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.25	351,276	294,784
	Sub-total Municipal Bonds:			478,183,179	495,787,419	91.70%

See accompanying notes to financial statements.	60	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Short-Term Investments:
14,811,298	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT
	SELECT PORTFOLIO, 1.75%(i)			$14,811,298	14,811,298
	Sub-total Short-Term Investments:			14,811,298	14,811,298	2.74%
	Grand total			$518,316,404	535,693,646	99.08%

Notes to Schedule of Investments:

(a)	Investments are valued in accordance with procedures described in note 2 to the financial statements.

(b)	For step bonds, the coupon rate disclosed is the current rate in effect.

(c)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(d)	Security has converted to a fixed rate as of February 1, 2015, and will be going forward.

(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(f)	Variable rate security. Rate as of June 30, 2018 is disclosed.

(g)	Zero coupon bond.

(h)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(i)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2017, the value of the Clearwater Tax-Exempt Bond Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $6,336,567 with net purchases of $8,474,731 for the six months ended June 30, 2018.

Diversification of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent
Florida	11.00%
Illinois	9.33
California	8.83
Texas	6.02
New York	4.81
Georgia	4.64
Indiana	4.01
Pennsylvania	3.85
Wisconsin	3.57
Colorado	3.31
Other	40.63
100.00%

At June 30, 2018, the Clearwater Tax-Exempt Bond Fund had outstanding futures contracts as follows:

Type	Number of Contracts	Notional Amount	Contract Position	Contract Exp.	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	598	$(71,872,125)	Short	9/18	$(557,371)
U.S. Treasury Long Bond	48	(6,960,000)	Short	9/18	(137,034)
2-Year U.S. Treasury Note	207	(23,518,758)	Short	9/18	(89,602)
5-Year U.S. Treasury Note	77	(16,310,766)	Short	9/18	(8,662)
Total					$(792,669)

See accompanying notes to financial statements.	61	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2018 (unaudited)

Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)

See accompanying notes to financial statements.	62	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
2,965	AGL ENERGY LTD.	$31,502	49,327
23,329	ALUMINA LTD.	18,929	48,341
4,589	AMCOR LTD.	47,824	48,938
78,760	AMP LTD.	202,267	207,499
37,762	APA GROUP	210,499	275,266
2,554	ASX LTD.	51,631	121,703
39,920	AUSNET SERVICES	47,786	47,416
77,846	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	1,138,257	1,626,905
68,613	BANK OF QUEENSLAND LTD.	536,423	517,418
70,369	BENDIGO & ADELAIDE BANK LTD.	468,821	564,510
179,910	BGP HOLDINGS PLC(b)	-	-
11,117	BHP BILLITON LTD.	128,168	278,982
10,199	BORAL LTD.	28,970	49,287
17,400	BRAMBLES LTD.	64,294	114,347
2,100	CALTEX AUSTRALIA LTD.	48,250	50,571
971	COCHLEAR LTD.	35,893	143,840
11,157	COMMONWEALTH BANK OF AUSTRALIA	235,177	601,668
44,716	CSL LTD.	2,946,379	6,374,196
14,184	DEXUS	62,970	101,925
97,180	FORTESCUE METALS GROUP LTD.	212,026	315,720
18,737	GOODMAN GROUP	48,414	133,394
12,754	GPT GROUP (THE)	47,798	47,759
18,683	INCITEC PIVOT LTD.	30,152	50,190
47,825	INSURANCE AUSTRALIA GROUP LTD.	120,292	301,901
10,015	LENDLEASE GROUP	61,130	146,824
7,617	MACQUARIE GROUP LTD.	165,840	697,010
28,767	MIRVAC GROUP	47,560	46,197
19,199	NATIONAL AUSTRALIA BANK LTD.	247,937	389,447
7,924	NEWCREST MINING LTD.	69,944	127,839
24,361	OIL SEARCH LTD.	133,952	160,452
17,965	ORIGIN ENERGY LTD.(c)	77,152	133,349
16,330	ORORA LTD.	16,762	43,144
416	PERPETUAL LTD.	7,027	12,807
2,468	RAMSAY HEALTH CARE LTD.	49,765	98,591
30,915	SANTOS LTD.(c)	91,731	143,449
77,048	SCENTRE GROUP	181,975	250,315
5,884	SEEK LTD.	49,598	94,971
9,824	SONIC HEALTHCARE LTD.	79,849	178,339
101,955	SOUTH32 LTD.	70,421	272,381
11,647	STAR ENTERTAINMENT GROUP (THE) LTD.	31,304	42,493
9,837	SYDNEY AIRPORT	33,263	52,124
23,144	TABCORP HOLDINGS LTD.	58,046	76,390
18,927	TRANSURBAN GROUP	89,057	167,663
12,264	TREASURY WINE ESTATES LTD.	49,093	157,831
43,395	VICINITY CENTRES	66,950	83,176
12,394	WESFARMERS LTD.	440,675	452,739
60,491	WESTPAC BANKING CORP.	871,309	1,311,655
13,446	WOODSIDE PETROLEUM LTD.	310,775	352,852
16,846	WOOLWORTHS GROUP LTD.	309,168	380,489
		10,373,005	17,943,630	2.96%
Austria:
1,685	BUWOG A.G.(c)	30,804	56,671
4,493	ERSTE GROUP BANK A.G.(c)	101,578	187,578
93	IMMOFINANZ A.G.(c)	-	2,218
313	STRABAG S.E. (BEARER)	5,505	12,245
		137,887	258,712	0.04%
Belgium:
7,120	AGEAS	106,908	359,280
13,822	ANHEUSER-BUSCH INBEV S.A./N.V.	502,521	1,396,225
18,158	BARCO N.V.	1,517,130	2,218,034
24,293	GROUPE BRUXELLES LAMBERT S.A.	2,132,635	2,562,321
4,347	KBC GROUP N.V.	101,356	335,653
68,086	ONTEX GROUP N.V.	2,135,625	1,495,599
2,190	PROXIMUS SADP	49,577	49,385
1,071	TELENET GROUP HOLDING N.V.(c)	51,789	50,028

See accompanying notes to financial statements.	63	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Belgium (Cont’d):
1,091	UCB S.A.	$30,547	85,796
		6,628,088	8,552,321	1.41%
Brazil:
876,700	CAMIL ALIMENTOS S.A.(c)	2,209,296	1,492,929
443,400	GRENDENE S.A.	1,138,996	906,077
84,200	M DIAS BRANCO S.A.(c)	957,716	812,509
90,900	RAIA DROGASIL S.A.(c)	1,902,688	1,557,314
		6,208,696	4,768,829	0.79%
Canada:
3,480	AGNICO EAGLE MINES LTD.	121,170	159,540
170,600	ALAMOS GOLD, INC., CLASS A	1,178,151	970,714
4,817	ALIMENTATION COUCHE-TARD, INC., CLASS B	138,408	209,256
5,283	ARC RESOURCES LTD.	52,295	54,572
3,401	ATCO LTD., CLASS I	110,522	104,980
95,100	BADGER DAYLIGHTING LTD.	1,696,426	2,290,965
2,091	BANK OF MONTREAL	112,718	161,630
9,963	BANK OF NOVA SCOTIA (THE)	462,784	564,139
22,326	BARRICK GOLD CORP.	176,666	293,287
49,653	BOMBARDIER, INC., CLASS B(c)	48,169	196,399
17,842	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	164,184	723,777
11,740	CAE, INC.	85,345	243,882
305,800	CANACCORD GENUITY GROUP, INC.	1,171,500	1,688,745
15,100	CANADA GOOSE HOLDINGS, INC.(c)	252,671	888,093
6,639	CANADIAN IMPERIAL BANK OF COMMERCE	268,953	577,520
15,994	CANADIAN NATIONAL RAILWAY CO.	292,557	1,308,207
24,770	CANADIAN NATURAL RESOURCES LTD.	548,377	894,030
3,606	CANADIAN PACIFIC RAILWAY LTD.	112,878	660,828
22,695	CANADIAN PACIFIC RAILWAY LTD.	2,931,368	4,153,639
744	CANADIAN TIRE CORP. LTD., CLASS A	50,047	97,114
7,053	CANADIAN UTILITIES LTD., CLASS A	181,096	178,116
72,306	CANADIAN WESTERN BANK	1,520,098	1,905,749
1,570	CCL INDUSTRIES, INC., CLASS B	45,979	76,968
8,822	CENOVUS ENERGY, INC.	83,447	91,599
6,978	CGI GROUP, INC., CLASS A(c)	55,128	442,199
167	CONSTELLATION SOFTWARE, INC.	49,226	129,513
6,631	CRESCENT POINT ENERGY CORP.	47,243	48,724
59,847	DOLLARAMA, INC.	2,299,336	2,319,859
7,455	ECN CAPITAL CORP.	17,223	20,018
33,604	ENCANA CORP.	212,882	438,885
211	FAIRFAX FINANCIAL HOLDINGS LTD.	52,589	118,233
5,843	FIRST QUANTUM MINERALS LTD.	37,831	86,091
6,289	FORTIS, INC.	195,157	201,015
2,389	FRANCO-NEVADA CORP.	109,265	174,362
6,104	GILDAN ACTIVEWEAR, INC.	33,435	171,933
13,297	GOLDCORP, INC.	152,025	182,566
391,600	GRAN TIERRA ENERGY, INC.(c)	978,737	1,355,327
75,599	IMPERIAL OIL LTD.	2,694,988	2,512,970
1,100	INTERNATIONAL PETROLEUM CORP.(c)	2,833	7,369
33,281	KINROSS GOLD CORP.(c)	62,810	125,312
2,077	LOBLAW COS. LTD.	71,240	106,800
9,476	MAGNA INTERNATIONAL, INC.	61,549	551,124
31,473	MANULIFE FINANCIAL CORP.	380,571	565,468
1,775	METHANEX CORP.	26,977	125,512
3,000	METRO, INC.	54,328	101,982
111,100	MULLEN GROUP LTD.	1,569,568	1,309,047
46,114	NORTH WEST (THE) CO., INC.	998,940	1,028,458
13,432	NUTRIEN LTD.	376,707	730,732
2,600	ONEX CORP.	105,376	190,830
6,564	OPEN TEXT CORP.	72,477	231,024
23,139	PEMBINA PIPELINE CORP.	537,455	801,368
583	PRAIRIESKY ROYALTY LTD.	11,472	11,508
3,681	RESTAURANT BRANDS INTERNATIONAL, INC.	137,022	222,039
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	92,126
9,354	ROGERS COMMUNICATIONS, INC., CLASS B	221,766	444,273
27,066	ROYAL BANK OF CANADA	909,444	2,038,005
33,900	RUSSEL METALS, INC.	637,018	692,879
4,800	SAPUTO, INC.	103,951	159,373

See accompanying notes to financial statements.	64	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
4,800	SEVEN GENERATIONS ENERGY LTD., CLASS A(c)	$46,370	52,905
6,379	SHAW COMMUNICATIONS, INC., CLASS B	97,657	129,943
62,400	SHAWCOR LTD.	1,504,741	1,211,309
658	SHOPIFY, INC., CLASS A(c)	105,670	95,953
25,735	SHOPIFY, INC., CLASS A(c)	3,104,966	3,754,479
2,748	SMARTCENTRES REAL ESTATE INVESTMENT TRUST	63,889	63,817
2,877	SNC-LAVALIN GROUP, INC.	119,463	127,059
11,810	SUN LIFE FINANCIAL, INC.	235,812	474,592
32,366	SUNCOR ENERGY, INC.	755,817	1,317,142
19,201	TECK RESOURCES LTD., CLASS B	97,101	489,135
4,548	TELUS CORP.	59,716	161,558
8,041	THOMSON REUTERS CORP.	206,631	324,478
30,016	TORONTO-DOMINION BANK (THE)	557,894	1,737,282
3,846	TOURMALINE OIL CORP.	68,146	68,720
2,568	TRANSCANADA CORP.	64,615	111,108
104	TRISURA GROUP LTD.(c)	490	2,105
4,726	WHEATON PRECIOUS METALS CORP.	58,903	104,323
25,967	YAMANA GOLD, INC.	47,753	75,650
		32,328,076	46,532,231	7.68%
China:
14,379	BAIDU, INC. ADR(c)(d)	1,869,279	3,494,097
1,632,000	CHINA ZHENGTONG AUTO SERVICES HOLDINGS LTD.	941,242	1,087,917
3,077,000	GOODBABY INTERNATIONAL HOLDINGS LTD.	1,576,045	1,862,923
1,977,000	GREATVIEW ASEPTIC PACKAGING CO. LTD.	1,052,505	1,179,306
42,000	HOLLYSYS AUTOMATION TECHNOLOGIES LTD.	856,363	929,880
132,000	SHANGHAI HAOHAI BIOLOGICAL TECHNOLOGY CO. LTD., CLASS H(e)	763,143	825,252
69,255	TENCENT HOLDINGS LTD.	464,936	3,476,167
3,198,500	XTEP INTERNATIONAL HOLDINGS LTD.	1,375,201	2,189,246
		8,898,714	15,044,788	2.48%
Denmark:
74	AP MOLLER - MAERSK A/S, CLASS A	73,820	87,861
140	AP MOLLER - MAERSK A/S, CLASS B	147,760	174,409
18,198	CARLSBERG A/S, CLASS B	1,506,955	2,143,844
35,335	CHR HANSEN HOLDING A/S	1,625,437	3,264,359
1,500	COLOPLAST A/S, CLASS B	27,666	149,954
13,689	DANSKE BANK A/S	157,564	428,589
1,592	DSV A/S	48,905	128,658
200	FLSMIDTH & CO. A/S	6,013	11,972
808	GENMAB A/S(c)	101,229	124,722
41,056	ISS A/S	1,205,964	1,411,231
30,356	NILFISK HOLDING A/S(c)	1,652,224	1,482,127
22,329	NOVO NORDISK A/S, CLASS B	284,997	1,035,962
2,500	NOVOZYMES A/S, CLASS B	39,158	126,843
2,600	PANDORA A/S	18,150	181,675
3,250	TOPDANMARK A/S	33,362	142,329
3,244	VESTAS WIND SYSTEMS A/S	150,564	200,845
3,896	WILLIAM DEMANT HOLDING A/S(c)	70,444	156,818
		7,150,212	11,252,198	1.86%
Finland:
95,751	AMER SPORTS OYJ(c)	1,813,075	3,021,323
2,770	ELISA OYJ	86,574	128,325
64,770	HUHTAMAKI OYJ	1,931,841	2,396,981
1,396	KESKO OYJ, CLASS B	30,705	85,425
4,902	KONE OYJ, CLASS B	86,493	249,934
7,075	NESTE OYJ	67,704	555,219
61,900	NOKIA OYJ	203,584	356,374
2,240	NOKIAN RENKAAT OYJ	31,307	88,521
1,960	ORION OYJ, CLASS B	49,561	52,851
103,442	OUTOTEC OYJ(c)	822,621	823,853
4,598	SAMPO OYJ, CLASS A	184,113	224,447
15,829	STORA ENSO OYJ (REGISTERED)	75,698	309,810
11,934	UPM-KYMMENE OYJ	99,928	426,736
1,849	VALMET OYJ	14,443	35,671

See accompanying notes to financial statements.	65	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Finland (Cont’d):
7,056	WARTSILA OYJ ABP	$56,960	138,679
		5,554,607	8,894,149	1.47%
France:
1,275	ACCOR S.A.	29,826	62,565
3,443	AEROPORTS DE PARIS	334,974	778,816
10,877	AIRBUS S.E.	357,319	1,273,519
1,093	ARKEMA S.A.	77,841	129,428
435	ATOS S.E.	30,494	59,410
30,343	AXA S.A.	403,058	744,657
16,523	BNP PARIBAS S.A.	678,366	1,026,331
16,698	BOLLORE S.A.	52,911	77,688
2,871	BOUYGUES S.A.	90,917	123,750
3,068	CAPGEMINI S.E.	111,959	412,740
5,050	CARREFOUR S.A.	91,297	81,797
8,207	CIE DE SAINT-GOBAIN	279,263	366,785
3,404	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	180,725	414,612
1,133	COVIVIO	96,781	117,890
26,672	CREDIT AGRICOLE S.A.	211,038	356,172
9,359	DANONE S.A.	473,663	687,134
1,781	EDENRED	26,435	56,281
67,951	ENGIE S.A.	864,155	1,041,907
19,018	ESSILOR INTERNATIONAL CIE GENERALE D’OPTIQUE S.A.	2,383,453	2,685,095
2,806	EURAZEO S.A.	77,893	212,831
564	GECINA S.A.	51,331	94,383
9,468	GETLINK	72,457	129,861
304	ILIAD S.A.	29,549	48,051
740	INGENICO GROUP S.A.	56,963	66,541
1,026	KERING S.A.	174,510	579,432
2,335	KLEPIERRE S.A.	57,367	87,940
2,119	LAGARDERE S.C.A.	50,227	55,950
4,882	LEGRAND S.A.	111,114	358,605
6,266	L’OREAL S.A.	661,338	1,547,637
16,443	LVMH MOET HENNESSY LOUIS VUITTON S.E.	2,408,212	5,476,449
20,736	NATIXIS S.A.	68,871	147,182
39,439	ORANGE S.A.	438,130	660,686
23,111	PERNOD RICARD S.A.	3,581,297	3,775,765
12,969	PEUGEOT S.A.	78,174	296,240
1,281	PUBLICIS GROUPE S.A.	87,132	88,171
4,895	RENAULT S.A.	134,511	416,324
2,684	SAFRAN S.A.	123,278	326,132
23,341	SANOFI	1,427,291	1,871,236
278	SCHNEIDER ELECTRIC S.E.	8,838	23,209
7,138	SCHNEIDER ELECTRIC S.E.	267,356	595,340
1,813	SCOR S.E.	36,441	67,370
5,438	SES S.A.	87,032	99,639
14,520	SOCIETE GENERALE S.A.	503,103	612,382
25,144	SODEXO S.A.	2,299,110	2,514,074
9,578	TELEVISION FRANCAISE 1	79,414	101,002
1,413	THALES S.A.	81,763	182,089
25,714	TOTAL S.A.	1,258,342	1,567,804
1,568	UNIBAIL-RODAMCO-WESTFIELD(c)	177,708	345,256
10,960	UNIBAIL-RODAMCO-WESTFIELD - CDI(c)	121,533	118,988
1,878	VALEO S.A.	76,759	102,682
13,671	VEOLIA ENVIRONNEMENT S.A.	145,445	292,638
7,810	VINCI S.A.	316,569	751,166
88,523	VIVENDI S.A.	1,711,533	2,170,920
1,345	WENDEL S.A.	91,561	185,342
		23,726,627	36,465,894	6.02%
Germany:
19,779	ADIDAS A.G.	3,158,763	4,318,156
8,277	ALLIANZ S.E. (REGISTERED)	727,077	1,711,054
15,026	BASF S.E.	542,099	1,437,305
25,870	BAYER A.G. (REGISTERED)	1,997,789	2,850,407
4,753	BAYERISCHE MOTOREN WERKE A.G.	388,601	430,890
2,206	BEIERSDORF A.G.	146,950	250,507
1,188	BRENNTAG A.G.	43,546	66,204
29,496	COMMERZBANK A.G.(c)	190,394	282,831

See accompanying notes to financial statements.	66	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont’d):
916	CONTINENTAL A.G.	$47,943	209,181
17,639	DAIMLER A.G. (REGISTERED)	589,913	1,135,613
17,792	DEUTSCHE BANK A.G. (REGISTERED)	191,448	191,610
4,525	DEUTSCHE BOERSE A.G.	273,152	603,202
2,487	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	29,539	59,829
17,828	DEUTSCHE POST A.G. (REGISTERED)	210,542	582,323
72,227	DEUTSCHE TELEKOM A.G. (REGISTERED)(c)	948,582	1,119,281
3,463	DEUTSCHE WOHNEN S.E.	80,362	167,425
16,171	E.ON S.E.	135,984	172,869
594	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	21,418	59,920
6,867	FRESENIUS S.E. & CO. KGAA	150,261	551,727
30,101	GERRESHEIMER A.G.	2,083,037	2,443,060
76,043	GRAND CITY PROPERTIES S.A.	1,218,832	1,974,979
2,246	HANNOVER RUECK S.E.	94,321	280,124
3,952	HEIDELBERGCEMENT A.G.	143,515	332,660
671	HENKEL A.G. & CO. KGAA	49,267	74,637
2,600	HOCHTIEF A.G.	108,936	470,016
1,280	HUGO BOSS A.G.	70,065	116,234
21,437	INFINEON TECHNOLOGIES A.G.	117,250	546,495
58,053	JENOPTIK A.G.	1,164,895	2,276,532
2,661	K+S A.G. (REGISTERED)	50,126	65,724
1,373	LINDE A.G.	199,368	286,766
1,053	LINDE A.G.	242,920	251,349
542	MAN S.E.	59,053	61,364
2,050	MERCK KGAA	86,079	200,185
3,532	METRO A.G.	47,866	43,660
3,091	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	382,823	653,531
1,517	OSRAM LICHT A.G.	42,957	62,004
1,489	PROSIEBENSAT.1 MEDIA S.E.	25,180	37,785
85	PUMA S.E.	44,213	49,731
3,593	RATIONAL A.G.	1,260,610	2,345,511
3,656	RWE A.G.	77,508	83,362
17,103	SAP S.E.	683,559	1,976,317
13,106	SIEMENS A.G. (REGISTERED)	795,701	1,732,853
21,310	STABILUS S.A.	1,262,498	1,917,452
33,787	TELEFONICA DEUTSCHLAND HOLDING A.G.	130,155	133,205
2,356	THYSSENKRUPP A.G.	44,466	57,283
7,071	TUI A.G. - CDI	57,698	155,117
9,713	TUI A.G. - CDI	124,901	213,111
4,249	UNIPER S.E.	47,803	126,729
404	VOLKSWAGEN A.G.	40,235	66,759
2,682	VONOVIA S.E.	98,410	127,662
280	WIRECARD A.G.	45,195	45,107
1,702	ZALANDO S.E.(c)(e)	61,430	95,146
12,519	ZOOPLUS A.G.(c)	2,581,661	2,339,150
		23,416,896	37,841,934	6.24%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	83,507
		54,075	83,507	0.01%
Hong Kong:
669,800	AIA GROUP LTD.	3,771,814	5,856,567
181,500	BOC HONG KONG HOLDINGS LTD.	447,601	854,801
56,044	CK ASSET HOLDINGS LTD.	165,366	445,032
52,044	CK HUTCHISON HOLDINGS LTD.	307,834	551,909
10,000	CK INFRASTRUCTURE HOLDINGS LTD.	46,496	74,118
34,500	CLP HOLDINGS LTD.	236,618	371,578
18,000	GALAXY ENTERTAINMENT GROUP LTD.	39,054	139,377
15,300	HANG SENG BANK LTD.	175,457	382,617
23,029	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	121,814
103,059	HONG KONG & CHINA GAS CO. LTD.	169,115	197,301
12,300	HONG KONG EXCHANGES & CLEARING LTD.	212,928	369,991
40,500	LINK REIT	84,196	369,866
30,500	MTR CORP. LTD.	88,703	168,719
43,500	NWS HOLDINGS LTD.	52,825	75,294
2,690,000	PAX GLOBAL TECHNOLOGY LTD.	1,352,838	1,326,897
190,000	PCCW LTD.	77,805	107,041

See accompanying notes to financial statements.	67	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont’d):
24,000	POWER ASSETS HOLDINGS LTD.	$139,092	167,788
172,800	SANDS CHINA LTD.	551,191	923,952
27,400	SINO LAND CO. LTD.	29,978	44,563
517,000	STELLA INTERNATIONAL HOLDINGS LTD.	1,145,145	640,517
8,000	SUN HUNG KAI PROPERTIES LTD.	65,036	120,730
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	201,246
380,400	TECHTRONIC INDUSTRIES CO. LTD.	1,265,925	2,121,253
1,560,000	VALUE PARTNERS GROUP LTD.	1,265,139	1,232,793
147,800	VTECH HOLDINGS LTD.	1,970,617	1,705,834
83,500	WH GROUP LTD.(e)	45,547	68,008
6,000	WHARF HOLDINGS (THE) LTD.	50,398	19,272
6,000	WHARF REAL ESTATE INVESTMENT CO. LTD.	34,958	42,712
19,000	WHEELOCK & CO. LTD.	30,489	132,348
15,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	30,233	42,349
		14,025,799	18,876,287	3.11%
India:
228,922	BHARTI INFRATEL LTD.	1,171,536	1,004,196
330,691	DEWAN HOUSING FINANCE CORP. LTD.	1,624,266	3,077,167
137,308	HCL TECHNOLOGIES LTD.	1,657,065	1,856,258
38,045	HDFC BANK LTD. ADR(d)	2,396,990	3,995,486
		6,849,857	9,933,107	1.64%
Ireland:
28,417	ACCENTURE PLC, CLASS A	3,324,792	4,648,737
1,332	AERCAP HOLDINGS N.V.(c)	50,211	72,128
12,255	AIB GROUP PLC	70,934	66,548
8,740	BANK OF IRELAND GROUP PLC	68,337	68,231
16,075	CRH PLC	247,660	569,742
22,916	ICON PLC(c)	1,672,592	3,037,057
11,673	JAMES HARDIE INDUSTRIES PLC - CDI	105,224	195,924
3,255	KERRY GROUP PLC, CLASS A	214,084	340,587
33,520	MEDTRONIC PLC	2,582,668	2,869,647
610	PADDY POWER BETFAIR PLC	67,706	67,674
19,340	RYANAIR HOLDINGS PLC ADR(c)(d)	2,102,283	2,209,208
1,642	SMURFIT KAPPA GROUP PLC	65,704	66,538
		10,572,195	14,212,021	2.34%
Israel:
21,007	BANK HAPOALIM B.M.	79,922	142,124
2,094	CHECK POINT SOFTWARE TECHNOLOGIES LTD.(c)	161,340	204,542
5,900	MIZRAHI TEFAHOT BANK LTD.	51,135	108,331
2,937	NICE LTD.(c)	148,741	303,153
10,209	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(d)	187,118	248,283
		628,256	1,006,433	0.17%
Italy:
25,746	ASSICURAZIONI GENERALI S.P.A.	314,339	432,051
16,128	ATLANTIA S.P.A.	316,847	476,884
66,509	AZIMUT HOLDING S.P.A.	1,015,718	1,029,505
25,272	BANCA MEDIOLANUM S.P.A.	87,322	171,321
81,915	ENEL S.P.A.	280,368	455,056
2,548	ENI S.P.A.	47,597	47,329
1,022	FERRARI N.V.	9,333	137,980
22,181	FERRARI N.V.	2,144,396	3,017,696
83,252	INTERPUMP GROUP S.P.A.	1,681,766	2,589,986
190,462	INTESA SANPAOLO S.P.A.	334,054	553,051
10,070	LEONARDO S.P.A.	50,331	99,558
39,101	LUXOTTICA GROUP S.P.A.	2,058,977	2,523,290
10,830	MEDIOBANCA BANCA DI CREDITO FINANZIARIO S.P.A.	70,955	100,698
1,669	PRYSMIAN S.P.A.	29,837	41,573
695	RIZZOLI CORRIERE DELLA SERA MEDIAGROUP S.P.A.(c)	460	877
76,191	SNAM S.P.A.	276,534	318,178
250,485	TECHNOGYM S.P.A.(e)	1,637,786	2,969,041
5,059	TENARIS S.A.	50,651	92,843
34,652	TERNA RETE ELETTRICA NAZIONALE S.P.A.	130,368	187,441
18,447	TOD’S S.P.A.	1,228,297	1,149,288
26,035	UNICREDIT S.P.A.	388,581	434,651

See accompanying notes to financial statements.	68	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Italy (Cont’d):
95,230	UNIPOLSAI ASSICURAZIONI S.P.A.	$153,826	210,464
		12,308,343	17,038,761	2.81%
Japan:
1,400	ABC-MART, INC.	51,583	76,629
4,700	AEON CO. LTD.	52,433	100,610
4,800	AEON FINANCIAL SERVICE CO. LTD.	49,903	102,490
3,600	AEON MALL CO. LTD.	50,736	64,707
2,300	AISIN SEIKI CO. LTD.	37,584	104,909
15,000	AJINOMOTO CO., INC.	116,767	283,972
2,500	ALFRESA HOLDINGS CORP.	24,420	58,822
2,000	AMADA HOLDINGS CO. LTD.	10,582	19,239
1,400	ANA HOLDINGS, INC.	35,110	51,453
65,400	ANICOM HOLDINGS, INC.	1,452,220	2,463,243
1,800	AOZORA BANK LTD.	51,121	68,527
67,700	ASAHI CO. LTD.	935,870	955,132
5,600	ASAHI GROUP HOLDINGS LTD.	85,235	286,892
31,000	ASAHI KASEI CORP.	147,138	394,237
134,100	ASICS CORP.	2,185,913	2,268,611
37,000	ASTELLAS PHARMA, INC.	236,149	564,449
1,500	BANDAI NAMCO HOLDINGS, INC.	14,652	61,916
6,600	BANK OF KYOTO (THE) LTD.	216,700	305,812
13,800	BRIDGESTONE CORP.	205,726	540,084
5,200	BROTHER INDUSTRIES LTD.	38,445	102,765
156,800	BUNKA SHUTTER CO. LTD.	1,279,360	1,331,274
15,500	CANON, INC.	438,724	508,337
48,900	CAPCOM CO. LTD.	539,552	1,205,772
2,700	CENTRAL JAPAN RAILWAY CO.	229,516	559,924
4,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	236,147
7,900	CITIZEN WATCH CO. LTD.	31,581	51,946
9,857	CONCORDIA FINANCIAL GROUP LTD.	47,717	50,213
2,500	DAI NIPPON PRINTING CO. LTD.	46,806	55,977
126,800	DAIBIRU CORP.	1,258,794	1,290,734
16,500	DAI-ICHI LIFE HOLDINGS, INC.	198,959	294,486
9,700	DAIICHI SANKYO CO. LTD.	150,922	371,213
4,500	DAIKIN INDUSTRIES LTD.	124,473	539,358
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	117,985	195,204
13,600	DAIWA HOUSE INDUSTRY CO. LTD.	194,625	463,836
25,000	DAIWA SECURITIES GROUP, INC.	96,011	145,260
8,200	DENSO CORP.	185,234	400,835
2,800	DENTSU, INC.	46,871	132,773
84,200	DESCENTE LTD.	762,552	1,492,123
52,400	DOWA HOLDINGS CO. LTD.	1,799,579	1,616,276
7,000	EAST JAPAN RAILWAY CO.	392,789	671,138
3,400	EISAI CO. LTD.	112,861	239,657
7,500	ELECTRIC POWER DEVELOPMENT CO. LTD.	169,053	193,741
1,800	FAMILYMART UNY HOLDINGS CO. LTD.	52,590	189,568
16,800	FANUC CORP.	3,633,463	3,339,060
1,400	FAST RETAILING CO. LTD.	214,903	643,761
21,000	FUJI ELECTRIC CO. LTD.	51,969	160,087
65,700	FUJI OIL HOLDINGS, INC.	1,298,414	2,361,794
8,800	FUJIFILM HOLDINGS CORP.	165,274	343,845
18,000	FUJITSU LTD.	64,886	109,221
70,000	FUKUOKA FINANCIAL GROUP, INC.	230,551	352,165
3,200	FURUKAWA ELECTRIC CO. LTD.	65,376	111,999
49,500	HACHIJUNI BANK (THE) LTD.	214,554	211,922
3,000	HAMAMATSU PHOTONICS K.K.	52,686	128,980
2,400	HANKYU HANSHIN HOLDINGS, INC.	57,098	96,572
341	HIROSE ELECTRIC CO. LTD.	28,677	42,288
95,000	HITACHI LTD.	295,895	670,659
6,200	HITACHI METALS LTD.	47,471	64,400
10,000	HONDA MOTOR CO. LTD.	238,405	293,817
5,300	HOYA CORP.	112,594	301,537
49,400	IDEC CORP.	1,197,991	1,157,865
254,800	IDOM, INC.	1,560,383	1,410,761
18,200	ITOCHU CORP.	192,005	330,005
4,000	J FRONT RETAILING CO. LTD.	31,099	60,949
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	130,181

See accompanying notes to financial statements.	69	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
10	JAPAN REAL ESTATE INVESTMENT CORP.	$49,036	52,929
27	JAPAN RETAIL FUND INVESTMENT CORP.	47,846	48,676
5,400	JAPAN TOBACCO, INC.	155,770	150,955
5,000	JTEKT CORP.	36,670	68,103
84,700	JXTG HOLDINGS, INC.	326,972	589,224
13,000	KAJIMA CORP.	44,950	100,745
2,100	KANSAI PAINT CO. LTD.	12,205	43,663
10,000	KAO CORP.	208,279	763,221
3,500	KAWASAKI HEAVY INDUSTRIES LTD.	71,135	103,215
29,862	KDDI CORP.	239,416	817,520
1,200	KEIO CORP.	36,571	58,095
2,500	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	85,919
10,062	KEYENCE CORP.	2,566,618	5,685,578
6,000	KIKKOMAN CORP.	52,867	302,940
1,200	KINTETSU GROUP HOLDINGS CO. LTD.	35,697	48,991
10,000	KIRIN HOLDINGS CO. LTD.	103,112	267,624
34,100	KOBAYASHI PHARMACEUTICAL CO. LTD.	1,256,667	2,947,541
5,700	KOMATSU LTD.	142,116	163,100
2,300	KONAMI HOLDINGS CORP.	50,313	117,166
21,000	KUBOTA CORP.	129,773	330,606
4,100	KYOCERA CORP.	137,688	231,339
5,000	KYOWA HAKKO KIRIN CO. LTD.	54,616	100,845
8,000	KYUSHU ELECTRIC POWER CO., INC.	70,471	89,310
1,400	LAWSON, INC.	63,601	87,504
1,900	LIXIL GROUP CORP.	21,742	38,029
2,400	M3, INC.	51,468	95,705
3,200	MAKITA CORP.	82,169	143,504
32,000	MARUBENI CORP.	162,807	244,260
6,500	MARUI GROUP CO. LTD.	32,287	137,027
11,400	MAZDA MOTOR CORP.	95,886	140,035
2,400	MEIJI HOLDINGS CO. LTD.	38,749	202,466
40,300	MEITEC CORP.	1,189,603	1,936,467
8,700	MINEBEA MITSUMI, INC.	84,406	147,259
36,800	MITSUBISHI CHEMICAL HOLDINGS CORP.	149,792	308,254
18,300	MITSUBISHI CORP.	250,540	508,760
40,000	MITSUBISHI ELECTRIC CORP.	322,861	532,719
19,000	MITSUBISHI ESTATE CO. LTD.	228,537	332,412
8,500	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	192,702
5,700	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	207,530
13,300	MITSUBISHI MOTORS CORP.	60,808	106,073
3,800	MITSUBISHI TANABE PHARMA CORP.	49,996	65,693
195,000	MITSUBISHI UFJ FINANCIAL GROUP, INC.	915,016	1,111,543
27,000	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	166,075
14,000	MITSUI & CO. LTD.	128,045	233,618
7,400	MITSUI CHEMICALS, INC.	87,469	197,173
300	MITSUI MINING & SMELTING CO. LTD.	5,391	12,776
370,200	MIZUHO FINANCIAL GROUP, INC.	565,773	623,604
63,800	MORITA HOLDINGS CORP.	1,126,115	1,288,505
8,280	MS&AD INSURANCE GROUP HOLDINGS, INC.	177,615	257,565
3,600	MURATA MANUFACTURING CO. LTD.	162,615	605,446
75,900	N FIELD CO. LTD.	1,350,940	1,198,331
5,000	NGK INSULATORS LTD.	63,091	89,103
4,100	NGK SPARK PLUG CO. LTD.	48,644	117,021
3,000	NH FOODS LTD.	72,315	121,257
3,900	NIDEC CORP.	129,234	585,625
82,400	NIHON PARKERIZING CO. LTD.	1,121,238	1,187,828
2,600	NINTENDO CO. LTD.	285,625	850,111
22	NIPPON BUILDING FUND, INC.	90,970	126,975
1,700	NIPPON EXPRESS CO. LTD.	60,747	123,452
15,200	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	691,390
5,000	NISSAN CHEMICAL INDUSTRIES LTD.	50,851	233,482
4,800	NISSAN MOTOR CO. LTD.	35,069	46,736
3,670	NISSHIN SEIFUN GROUP, INC.	31,991	77,732
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	86,817
2,700	NITORI HOLDINGS CO. LTD.	87,310	421,406
4,000	NITTO DENKO CORP.	125,248	302,868
97,400	NOMURA HOLDINGS, INC.	360,220	473,474

See accompanying notes to financial statements.	70	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
8,400	NOMURA REAL ESTATE HOLDINGS, INC.	$130,390	186,490
3,267	NOMURA RESEARCH INSTITUTE LTD.	43,930	158,459
7,000	NSK LTD.	50,459	72,267
7,000	NTT DATA CORP.	36,520	80,676
27,600	NTT DOCOMO, INC.	449,493	703,617
18,900	NTT URBAN DEVELOPMENT CORP.	159,857	203,143
12,000	OBAYASHI CORP.	48,665	124,970
5,100	OLYMPUS CORP.	71,174	191,166
1,100	OMRON CORP.	31,828	51,366
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	117,283
4,800	ORIENTAL LAND CO. LTD.	113,097	503,997
12,200	ORIX CORP.	138,498	193,058
2,400	OSAKA GAS CO. LTD.	36,678	49,695
6,100	OTSUKA HOLDINGS CO. LTD.	176,203	295,537
36,000	PANASONIC CORP.	242,138	485,625
2,600	PARK24 CO. LTD.	51,627	70,803
8,400	RAKUTEN, INC.	40,327	56,857
3,100	RECRUIT HOLDINGS CO. LTD.	50,726	85,847
19,300	RESONA HOLDINGS, INC.	74,265	103,303
1,200	RINNAI CORP.	52,047	105,894
4,200	ROHM CO. LTD.	166,807	352,798
200	RYOHIN KEIKAKU CO. LTD.	45,535	70,451
13,000	SANTEN PHARMACEUTICAL CO. LTD.	85,886	226,735
13,720	SBI HOLDINGS, INC.	111,165	353,673
3,400	SECOM CO. LTD.	133,812	261,246
7,300	SEGA SAMMY HOLDINGS, INC.	68,324	125,145
8,400	SEIBU HOLDINGS, INC.	139,989	141,726
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	221,686
6,000	SEKISUI HOUSE LTD.	44,394	106,219
13,300	SEVEN & I HOLDINGS CO. LTD.	300,882	580,340
35,900	SEVEN BANK LTD.	107,465	109,923
4,000	SHIMADZU CORP.	25,419	121,031
1,000	SHIMAMURA CO. LTD.	61,206	88,064
1,500	SHIMANO, INC.	58,204	220,295
6,000	SHIMIZU CORP.	50,949	62,268
9,200	SHIN-ETSU CHEMICAL CO. LTD.	461,684	820,409
4,000	SHIONOGI & CO. LTD.	67,679	205,609
5,900	SHISEIDO CO. LTD.	88,706	468,845
900	SMC CORP.	106,941	330,280
18,400	SOFTBANK GROUP CORP.	412,233	1,325,053
9,000	SOMPO HOLDINGS, INC.	202,248	364,178
18,800	SONY CORP.	260,756	961,778
10,900	SQUARE ENIX HOLDINGS CO. LTD.	342,427	535,573
2,700	STANLEY ELECTRIC CO. LTD.	30,745	92,183
5,700	SUBARU CORP.	26,572	166,034
25,000	SUMITOMO CHEMICAL CO. LTD.	74,256	141,806
7,800	SUMITOMO CORP.	67,035	128,221
4,000	SUMITOMO DAINIPPON PHARMA CO. LTD.	45,511	84,722
8,800	SUMITOMO ELECTRIC INDUSTRIES LTD.	75,679	131,148
2,400	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	81,073
7,000	SUMITOMO MITSUI FINANCIAL GROUP, INC.	248,253	272,249
1,331	SUMITOMO MITSUI TRUST HOLDINGS, INC.	33,400	52,812
4,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	110,500	147,731
68,700	SUMITOMO RUBBER INDUSTRIES LTD.	896,144	1,092,101
9,300	SUZUKI MOTOR CORP.	199,522	513,909
31,885	SYSMEX CORP.	981,487	2,977,834
7,200	T&D HOLDINGS, INC.	71,473	108,245
1,400	TAIHEIYO CEMENT CORP.	29,931	46,091
3,400	TAISEI CORP.	55,809	187,635
5,000	TAKASHIMAYA CO. LTD.	31,428	42,813
5,600	TAKEDA PHARMACEUTICAL CO. LTD.	196,205	236,615
1,100	TDK CORP.	52,815	112,469
31,400	TECHNOPRO HOLDINGS, INC.	1,204,459	1,931,391
5,800	TEIJIN LTD.	67,529	106,450
5,800	TERUMO CORP.	117,165	332,656
2,000	THK CO. LTD.	29,290	57,354
1,500	TOHO CO. LTD.	25,533	50,332

See accompanying notes to financial statements.	71	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
3,400	TOHO GAS CO. LTD.	$81,221	117,771
10,600	TOHOKU ELECTRIC POWER CO., INC.	96,604	129,538
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	675,421
28,100	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(c)	104,659	130,963
3,300	TOKYO ELECTRON LTD.	135,391	566,915
6,000	TOKYO GAS CO. LTD.	103,615	159,355
9,800	TOKYO TATEMONO CO. LTD.	110,919	134,632
12,500	TOKYU CORP.	103,448	215,418
20,000	TOKYU FUDOSAN HOLDINGS CORP.	69,576	141,264
17,000	TORAY INDUSTRIES, INC.	70,413	134,200
68,000	TOSHIBA CORP.(c)	187,287	204,525
3,000	TOTO LTD.	30,029	139,277
3,000	TOYO SUISAN KAISHA LTD.	74,690	106,896
4,000	TOYOTA INDUSTRIES CORP.	101,266	224,360
46,662	TOYOTA MOTOR CORP.	1,594,403	3,021,872
1,800	TOYOTA TSUSHO CORP.	14,973	60,317
900	TREND MICRO, INC.	26,540	51,375
87,500	TSUMURA & CO.	2,572,511	2,829,337
7,800	UNICHARM CORP.	68,794	234,814
47	UNITED URBAN INVESTMENT CORP.	64,693	72,974
47,500	USHIO, INC.	553,345	604,503
4,900	USS CO. LTD.	56,003	93,295
4,100	WEST JAPAN RAILWAY CO.	134,756	302,329
443,200	YAHOO JAPAN CORP.	1,937,289	1,473,130
2,500	YAKULT HONSHA CO. LTD.	74,984	167,096
16,300	YAMADA DENKI CO. LTD.	56,674	81,121
8,300	YAMAHA MOTOR CO. LTD.	106,577	208,859
3,000	YAMATO HOLDINGS CO. LTD.	46,642	88,443
4,000	YAMAZAKI BAKING CO. LTD.	44,679	104,774
5,000	YASKAWA ELECTRIC CORP.	48,019	176,805
70,300	ZOJIRUSHI CORP.	1,024,437	859,741
		60,930,668	97,754,348	16.13%
Jersey:
1,320	RANDGOLD RESOURCES LTD.	104,369	101,388
		104,369	101,388	0.02%
Mexico:
3,986	FRESNILLO PLC	52,236	60,154
1,059,134	WAL-MART DE MEXICO S.A.B. DE C.V.	2,640,356	2,792,324
		2,692,592	2,852,478	0.47%
Netherlands:
9,540	AALBERTS INDUSTRIES N.V.	176,556	456,996
774	ABN AMRO GROUP N.V. - CVA(e)	20,171	20,084
1,843	ABN AMRO GROUP N.V. - CVA(e)	46,894	47,651
39,919	ACCELL GROUP	739,842	853,099
35,981	AEGON N.V.	133,041	215,808
7,074	AKZO NOBEL N.V.	412,307	605,698
99,880	ARCADIS N.V.	1,934,773	1,803,252
27,560	ARCELORMITTAL	380,361	808,155
7,173	ASML HOLDING N.V.	106,863	1,421,514
36,253	BETER BED HOLDING N.V.	632,263	292,967
23,129	CORE LABORATORIES N.V.	2,535,916	2,919,111
3,610	EXOR N.V.	90,616	243,249
2,765	HEINEKEN HOLDING N.V.	148,540	265,098
3,662	HEINEKEN N.V.	128,663	367,863
331,816	ING GROEP N.V.	3,518,805	4,777,035
42,862	INTERTRUST N.V.(e)	817,000	761,826
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	203,381	422,786
3,281	KONINKLIJKE DSM N.V.	122,903	329,973
51,375	KONINKLIJKE KPN N.V.	108,346	139,790
45,035	KONINKLIJKE PHILIPS N.V.	1,203,101	1,915,659
1,264	NN GROUP N.V.	37,113	51,427
4,877	NXP SEMICONDUCTORS N.V.(c)	393,113	532,910
316,161	POSTNL N.V.	1,187,676	1,187,019
8,117	QIAGEN N.V.(c)	119,394	295,746
3,238	RANDSTAD N.V.	99,928	190,655
62,525	ROYAL DUTCH SHELL PLC, CLASS A	1,556,275	2,169,382

See accompanying notes to financial statements.	72	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Netherlands (Cont’d):
81,662	ROYAL DUTCH SHELL PLC, CLASS B	$1,800,118	2,924,432
6,193	WOLTERS KLUWER N.V.	101,075	349,025
		18,755,034	26,368,210	4.35%
New Zealand:
5,783	A2 MILK CO. LTD.(c)	46,019	44,887
16,545	AUCKLAND INTERNATIONAL AIRPORT LTD.	50,086	75,976
169,758	SPARK NEW ZEALAND LTD.	404,493	428,865
		500,598	549,728	0.09%
Norway:
1,596	AKER BP ASA	59,621	58,946
14,797	DNB ASA	107,533	289,423
11,584	EQUINOR ASA	201,736	307,793
5,275	MARINE HARVEST ASA	105,431	105,055
68,659	ORKLA ASA	472,842	601,921
1,589	SCHIBSTED ASA, CLASS B	47,016	44,874
14,536	TELENOR ASA	210,513	298,329
120,979	XXL ASA(e)	1,349,217	980,387
2,500	YARA INTERNATIONAL ASA	58,115	103,753
		2,612,024	2,790,481	0.46%
Philippines:
3,065,000	VISTA LAND & LIFESCAPES, INC.	315,279	352,632
		315,279	352,632	0.06%
Poland:
23,200	CCC S.A.	1,222,714	1,282,127
		1,222,714	1,282,127	0.21%
Portugal:
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	81,662
8,119	GALP ENERGIA SGPS S.A.	108,273	154,878
10,286	JERONIMO MARTINS SGPS S.A.	127,947	148,588
		284,749	385,128	0.06%
Singapore:
124,600	CAPITALAND LTD.	247,485	288,980
36,000	CAPITALAND MALL TRUST	34,133	54,694
5,000	CITY DEVELOPMENTS LTD.	14,259	40,110
28,300	DBS GROUP HOLDINGS LTD.	159,243	552,707
21,000	KEPPEL CORP. LTD.	53,869	110,202
7,840	KEPPEL REIT	3,183	6,329
10,900	OVERSEA-CHINESE BANKING CORP. LTD.	76,296	93,120
12,000	SINGAPORE AIRLINES LTD.	70,334	94,150
13,000	SINGAPORE EXCHANGE LTD.	40,226	68,411
24,600	SINGAPORE PRESS HOLDINGS LTD.	41,284	46,943
49,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	119,584	118,319
112,000	SINGAPORE TELECOMMUNICATIONS LTD.	184,276	253,182
4,600	UNITED OVERSEAS BANK LTD.	26,071	90,346
15,000	UOL GROUP LTD.	49,917	83,890
35,400	WILMAR INTERNATIONAL LTD.	68,955	79,504
		1,189,115	1,980,887	0.33%
South Africa:
6,584	MEDICLINIC INTERNATIONAL PLC	46,858	45,757
73,408	OLD MUTUAL LTD.(c)	87,200	145,708
		134,058	191,465	0.03%
South Korea:
173,742	BNK FINANCIAL GROUP, INC.	1,666,526	1,457,593
238,308	DGB FINANCIAL GROUP, INC.	2,459,771	2,191,707
8,573	HYUNDAI MIPO DOCKYARD CO. LTD.(c)	730,021	659,994
6,241	HYUNDAI MOTOR CO.	879,730	702,777
3,728	KOREA INVESTMENT HOLDINGS CO. LTD.	132,374	281,314
3,152	KT&G CORP.	314,672	302,615
247	NAVER CORP.	155,614	169,099
126,473	SAMSUNG ELECTRONICS CO. LTD.	3,782,233	5,293,823
		10,120,941	11,058,922	1.82%
Spain:
1,260	ACCIONA S.A.	78,312	104,354
1,731	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	50,359	70,145

See accompanying notes to financial statements.	73	(Continued)

CLEARWATER INVESTMENT TRUST

 Schedule of Investments - Clearwater International Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Spain (Cont’d):
583	AENA S.M.E. S.A.(e)	$50,199	105,869
33,684	AMADEUS IT GROUP S.A.	2,448,106	2,659,125
127,837	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	731,627	906,776
28,723	BANCO DE SABADELL S.A.	46,826	48,151
160,514	BANCO SANTANDER S.A.	708,650	860,762
329,788	BANKIA S.A.	1,491,749	1,235,100
7,551	BANKINTER S.A.	51,111	73,560
96,203	CAIXABANK S.A.	236,376	416,354
46,016	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	1,972,504	2,208,611
10,362	ENAGAS S.A.	213,104	303,003
13,433	FERROVIAL S.A.	246,565	275,700
16,489	GAS NATURAL SDG S.A.	264,629	436,723
15,282	GRIFOLS S.A.	273,864	460,078
54,401	IBERDROLA S.A.	265,914	420,819
45,260	INDUSTRIA DE DISENO TEXTIL S.A.	1,213,200	1,546,526
21,686	MAPFRE S.A.	49,735	65,465
26,579	RED ELECTRICA CORP. S.A.	390,097	541,319
47,986	REPSOL S.A.	589,129	939,478
13,844	TELEFONICA S.A.	117,739	117,680
		11,489,795	13,795,598	2.28%
Sweden:
22,200	ASSA ABLOY AB, CLASS B	89,466	473,161
85,889	ATLAS COPCO AB, CLASS A	2,102,247	2,500,891
4,000	ATLAS COPCO AB, CLASS B	22,805	104,792
315,176	CLOETTA AB, CLASS B	1,231,417	956,428
49,173	DUNI AB	561,852	703,824
7,501	ELECTROLUX AB, CLASS B	95,788	170,844
9,604	EPIROC AB, CLASS A(c)	18,146	100,782
4,000	EPIROC AB, CLASS B(c)	7,248	36,620
8,600	ESSITY AB, CLASS B	62,137	212,390
88,478	GRANGES AB	998,575	1,158,732
10,170	HENNES & MAURITZ AB, CLASS B	153,747	151,583
43,495	HEXAGON AB, CLASS B	2,396,105	2,425,629
17,500	HUSQVARNA AB, CLASS B	64,201	166,115
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	160,382
10,953	INVESTOR AB, CLASS B	150,033	446,228
3,000	KINNEVIK AB, CLASS B	51,225	102,794
3,301	LUNDIN PETROLEUM AB	46,596	105,294
41,436	NORDEA BANK AB	232,747	399,151
13,973	SANDVIK AB	86,678	248,048
13,348	SECURITAS AB, CLASS B	106,689	219,741
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	335,021
2,800	SKANSKA AB, CLASS B	23,703	50,893
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B	15,915	93,444
26,700	SVENSKA HANDELSBANKEN AB, CLASS A	161,721	296,788
7,280	SWEDBANK AB, CLASS A	153,405	155,894
153,163	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	832,332	1,184,366
112,540	TETHYS OIL AB	863,807	1,274,073
124,540	THULE GROUP AB (THE)(e)	1,917,481	3,097,944
25,108	VOLVO AB, CLASS B	162,740	401,425
		12,834,479	17,733,277	2.93%
Switzerland:
201,168	ABB LTD. (REGISTERED)	3,967,183	4,410,136
3,728	ADECCO GROUP A.G. (REGISTERED)	131,290	221,203
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	70,525
6,726	BUCHER INDUSTRIES A.G. (REGISTERED)	1,903,406	2,257,621
35	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	50,308	227,254
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	228,416
28,902	CHUBB LTD.	2,721,276	3,671,132
28,468	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	1,930,806	2,418,184
26,209	CREDIT SUISSE GROUP A.G. (REGISTERED)(c)	305,324	395,662
3,956	FERGUSON PLC	70,457	321,087
990	GEBERIT A.G. (REGISTERED)	85,632	425,771
140	GIVAUDAN S.A. (REGISTERED)	76,496	318,368
121,887	GLENCORE PLC(c)	266,010	582,315

See accompanying notes to financial statements.	74	(Continued)

CLEARWATER INVESTMENT TRUST

 Schedule of Investments - Clearwater International Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont’d):
1,807	IDORSIA LTD.(c)	$18,603	47,990
4,134	JULIUS BAER GROUP LTD.(c)	87,890	243,289
41,698	LAFARGEHOLCIM LTD. (REGISTERED)(c)	2,146,364	2,037,109
34,310	LOGITECH INTERNATIONAL S.A. (REGISTERED)	625,267	1,506,209
897	LONZA GROUP A.G. (REGISTERED)(c)	50,452	238,675
122,913	NESTLE S.A. (REGISTERED)	6,195,925	9,544,592
65,681	NOVARTIS A.G. (REGISTERED)	3,393,411	4,992,897
16,323	PANALPINA WELTTRANSPORT HOLDING A.G. (REGISTERED)	1,593,513	2,225,189
9,695	PARGESA HOLDING S.A. (BEARER)	636,914	823,336
12,406	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,614,189	2,762,944
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	297,871
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	124,188
121	SGS S.A. (REGISTERED)	130,564	322,813
21,840	SIKA A.G. (REGISTERED)	2,339,326	3,030,209
1,300	SONOVA HOLDING A.G. (REGISTERED)	84,464	233,470
7,867	STMICROELECTRONICS N.V.	36,286	175,565
635	SULZER A.G. (REGISTERED)	30,609	77,331
984	SWATCH GROUP (THE) A.G. (BEARER)	257,037	468,103
743	SWISS LIFE HOLDING A.G. (REGISTERED)(c)	101,194	258,846
504	SWISS RE A.G.	37,466	43,616
529	SWISSCOM A.G. (REGISTERED)	191,612	236,749
29,598	TE CONNECTIVITY LTD.	750,239	2,665,596
4,544	TECAN GROUP A.G. (REGISTERED)	831,886	1,105,831
252,542	UBS GROUP A.G. (REGISTERED)(c)	4,121,558	3,908,115
4,668	ZURICH INSURANCE GROUP A.G.	912,787	1,386,306
		37,974,638	54,304,513	8.96%
Taiwan:
625,846	CHICONY ELECTRONICS CO. LTD.	1,612,040	1,410,224
361,000	GIANT MANUFACTURING CO. LTD.	1,983,969	1,527,429
2,448,600	KING YUAN ELECTRONICS CO. LTD.	2,462,778	2,228,665
323,000	MERIDA INDUSTRY CO. LTD.	1,692,528	1,615,609
96,161	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(d)	1,911,494	3,515,646
663,000	TRIPOD TECHNOLOGY CORP.	1,817,057	1,822,307
		11,479,866	12,119,880	2.00%
Thailand:
2,348,700	LPN DEVELOPMENT PCL (REGISTERED)	1,016,239	708,935
		1,016,239	708,935	0.12%
Turkey:
68,099	MAVI GIYIM SANAYI VE TICARET A.S., CLASS B(e)	855,265	578,727
		855,265	578,727	0.09%
United Kingdom:
25,248	3I GROUP PLC	88,645	300,089
2,834	ADMIRAL GROUP PLC	35,119	71,344
58,936	ANGLO AMERICAN PLC	468,356	1,318,229
12,195	AON PLC	1,218,437	1,672,788
1,891	ASHTEAD GROUP PLC	49,652	56,726
11,482	ASSOCIATED BRITISH FOODS PLC	349,112	414,899
26,375	ASTRAZENECA PLC	983,695	1,828,486
14,221	AUTO TRADER GROUP PLC(e)	68,171	79,934
76,752	AVIVA PLC	307,975	510,519
5,239	BABCOCK INTERNATIONAL GROUP PLC	41,807	56,544
46,467	BAE SYSTEMS PLC	230,164	396,649
318,603	BARCLAYS PLC	647,028	794,700
16,437	BELLWAY PLC	442,531	651,650
2,391	BERKELEY GROUP HOLDINGS (THE) PLC	71,739	119,437
40,530	BOVIS HOMES GROUP PLC	415,638	612,722
272,121	BP PLC	1,596,033	2,076,859
15,241	BRITISH AMERICAN TOBACCO PLC	352,059	770,378
37,587	BRITISH LAND (THE) CO. PLC	252,586	333,448
125,949	BT GROUP PLC	346,733	362,030
5,757	BUNZL PLC	59,557	174,370
8,202	BURBERRY GROUP PLC	40,549	233,811
83,639	CENTRICA PLC	167,720	174,018
13,580	CNH INDUSTRIAL N.V.	56,886	144,251

See accompanying notes to financial statements.	75	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
1,447	COCA-COLA EUROPEAN PARTNERS PLC	$55,218	58,806
405,623	COMPASS GROUP PLC	5,559,054	8,664,170
16,550	CONVATEC GROUP PLC(e)	46,885	46,392
2,332	CRODA INTERNATIONAL PLC	82,807	147,789
70,113	DIAGEO PLC	941,574	2,518,711
50,421	DIXONS CARPHONE PLC	103,690	124,170
3,792	EASYJET PLC	49,609	83,725
176,111	EXPERIAN PLC	3,132,395	4,356,760
10,222	FIAT CHRYSLER AUTOMOBILES N.V.(c)	17,872	193,094
24,413	FIAT CHRYSLER AUTOMOBILES N.V.	161,492	465,674
30,218	G4S PLC	92,368	106,759
149,626	GLAXOSMITHKLINE PLC	2,621,182	3,020,880
129,347	GREGGS PLC	1,419,609	1,699,375
25,875	HAMMERSON PLC	126,745	178,460
226,183	HSBC HOLDINGS PLC	1,416,410	2,121,475
45,732	IMI PLC	652,022	683,217
18,792	IMPERIAL BRANDS PLC	441,174	699,877
12,262	INDIVIOR PLC(c)	11,861	62,012
2,381	INFORMA PLC	26,331	26,238
1,338	INTERCONTINENTAL HOTELS GROUP PLC	52,044	83,347
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A. -CDI	90,834	287,638
622	INTERTEK GROUP PLC	47,316	46,922
63,684	INTU PROPERTIES PLC	169,226	151,453
24,324	ITV PLC	24,019	55,857
31,939	J SAINSBURY PLC	93,794	135,391
102,556	JOHN WOOD GROUP PLC	1,218,120	849,717
2,248	JOHNSON MATTHEY PLC	35,933	107,368
30,414	KINGFISHER PLC	60,107	119,213
26,094	LAND SECURITIES GROUP PLC	262,910	329,533
23,585	LEGAL & GENERAL GROUP PLC	66,978	82,796
3,027,297	LLOYDS BANKING GROUP PLC	2,461,762	2,519,021
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	355,806
1,023,729	MAN GROUP PLC	1,865,102	2,385,983
14,004	MARKS & SPENCER GROUP PLC	54,346	54,540
7,217	MEGGITT PLC	16,687	46,985
35,540	MELROSE INDUSTRIES PLC	51,515	99,765
4,162	MICRO FOCUS INTERNATIONAL PLC	74,859	72,697
50,296	NATIONAL GRID PLC	443,209	556,514
2,148	NEXT PLC	36,823	171,507
34,908	OXFORD INSTRUMENTS PLC	539,512	460,698
7,366	PEARSON PLC	69,206	86,033
46,063	PRUDENTIAL PLC	714,750	1,054,431
24,469	QUILTER PLC(c)(e)	49,058	46,799
12,341	RECKITT BENCKISER GROUP PLC	519,685	1,016,148
37,896	RELX N.V.	361,301	808,317
161,400	RELX PLC	1,753,809	3,456,049
23,247	RIO TINTO LTD.	733,396	1,435,497
37,688	RIO TINTO PLC	992,616	2,089,525
18,136	ROLLS-ROYCE HOLDINGS PLC(c)	203,949	236,526
2,245,446	ROLLS-ROYCE HOLDINGS PLC(c)	3,125	2,963
848,876	ROYAL BANK OF SCOTLAND GROUP PLC(c)	3,219,507	2,869,099
20,657	SAGE GROUP (THE) PLC	74,323	171,369
16,135	SEGRO PLC	67,053	142,543
4,954	SEVERN TRENT PLC	76,220	129,421
703,745	SIG PLC	1,511,381	1,297,488
19,613	SKY PLC	145,505	378,298
26,103	SMITH & NEPHEW PLC	251,030	481,603
2,453	SMITHS GROUP PLC	28,519	54,970
15,150	SSE PLC	261,972	270,922
92,045	STANDARD CHARTERED PLC	654,783	841,346
39,357	STANDARD LIFE ABERDEEN PLC	131,737	169,173
1,424	TECHNIPFMC PLC	35,975	45,482
1,097,392	TESCO PLC	3,709,702	3,717,743
3,970	TRAVIS PERKINS PLC	69,979	74,531
11,442	UNILEVER N.V. - CVA	333,348	638,502
24,244	UNILEVER PLC	545,189	1,341,273
21,836	UNITED UTILITIES GROUP PLC	202,552	219,939

See accompanying notes to financial statements.	76	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
3,762	WEIR GROUP (THE) PLC	$43,887	99,298
5,178	WHITBREAD PLC	168,592	270,545
20,383	WM MORRISON SUPERMARKETS PLC	52,509	67,789
23,432	WPP PLC	141,019	368,928
		50,109,058	71,266,766	11.76%
United States:
137,877	ARCH CAPITAL GROUP LTD.(c)	1,891,836	3,648,225
20,110	AXIS CAPITAL HOLDINGS LTD.	1,025,983	1,118,518
4,351	CARNIVAL PLC	131,345	249,615
4,045	METTLER-TOLEDO INTERNATIONAL, INC.(c)	2,349,784	2,340,558
1,487	ONEMARKET LTD.(c)	1,709	1,409
9,299	SHIRE PLC	267,371	523,416
1,794	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(c)	41,403	41,758
3,950	WORLDPAY, INC., CLASS A(c)	310,561	323,031
		6,019,992	8,246,530	1.36%
	Sub-total Common Stocks:	399,502,806	573,126,822	94.56%
Preferred Stocks:
Brazil:
187,700	ALPARGATAS S.A., 1.83%(f)	600,320	585,995
219,451	TELEFONICA BRASIL S.A. ADR, 3.40%(d)(f)	2,825,129	2,604,883
		3,425,449	3,190,878	0.53%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G., 5.88%(f)	49,612	121,316
1,217	HENKEL A.G. & CO. KGAA, 1.64%(f)	101,251	155,623
1,443	PORSCHE AUTOMOBIL HOLDING S.E., 3.22%(f)	60,635	91,941
770	VOLKSWAGEN A.G., 2.79%(f)	99,996	127,885
		311,494	496,765	0.08%
South Korea:
1,888	HYUNDAI MOTOR CO. LTD., 4.71%(f)	176,037	153,818
16,100	SAMSUNG ELECTRONICS CO. LTD., 2.87%(f)	366,307	543,890
		542,344	697,708	0.11%
	Sub-total Preferred Stocks:	4,279,287	4,385,351	0.72%
Rights:
Italy:
190,462	INTESA SANPAOLO S.P.A.(c)	-	-
		-	-	0.00%
Spain:
1,731	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.(c)	1,889	1,783
47,986	REPSOL S.A.(c)	27,036	27,240
		28,925	29,023	0.01%
	Sub-total Rights:	28,925	29,023	0.01%
Investment Companies:
United States:
36,700	ISHARES MSCI EAFE SMALL-CAP ETF	2,453,033	2,302,558
		2,453,033	2,302,558	0.38%
	Sub-total Investment Companies:	2,453,033	2,302,558	0.38%
Short-Term Investments:
23,158,196	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 1.75%(g)	23,158,196	23,158,196
	Sub-total Short-Term Investments:	23,158,196	23,158,196	3.82%
	Grand total	$429,422,247	603,001,950	99.49%

Notes to Schedule of Investments:

(a)	Investments are valued in accordance with procedures described in note 2 to the financial statements.

(b)	Security has been deemed worthless and is a Level 3 investment.

(c)	Non-income producing assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.65% of net assets as of June 30, 2018.

See accompanying notes to financial statements.	77	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2018 (unaudited)

(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(f)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

(g)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2017, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $28,399,890 with net sales of $5,241,694 during the six months ended June 30, 2018.

At June 30, 2018, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Long-Term Investments
Consumer Discretionary	17.32%
Consumer Staples	9.69
Energy	4.91
Financials	18.37
Health Care	9.87
Industrials	15.53
Information Technology	12.68
Materials	6.22
Real Estate	2.00
Telecommunication Services	2.06
Utilities	1.35
100.00%

At June 30, 2018, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	25.00%
Japanese Yen	16.86
British Pound	12.56
United States Dollar	10.31
Swiss Franc	7.83
Canadian Dollar	6.50
Hong Kong Dollar	5.09
Other currencies	15.85
100.00%

See accompanying notes to financial statements.	78	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2018 (unaudited)

At June 30, 2018, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

	Contract Settlement	Contract Amount				Unrealized Appreciation
Counterparty	Date	Deliver		Receive		(Depreciation)
Northern Trust	11/07/2018	CNH	17,894,427	USD	2,791,120	$106,880
Northern Trust	07/26/2018	JPY	161,680,000	USD	1,488,887	25,957
Northern Trust	11/07/2018	CNH	2,854,324	USD	447,597	19,436
						$152,273
Northern Trust	07/26/2018	USD	160,916	JPY	17,561,348	$(2,016)
						$(2,016)
						$150,257

See accompanying notes to financial statements.	79	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2018 (unaudited)

Clearwater International Fund Portfolio Diversification
(as a percentage of net assets)

See accompanying notes to financial statements.	80	(Continued)

Item 2.   Code of Ethics

Not applicable to this filing.

Item 3.   Audit Committee Financial Expert

Not applicable to this filing.

Item 4.   Principal Accountant Fees and Services

Not applicable to this filing.

Item 5.   Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6.   Investments

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 8.   Portfolio Managers of Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable (the Trust is an open-end management investment company).

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on the principal executive officer and principal financial officer’s evaluation of these controls and procedures, as required by Rule 30a-3(b) under the 1940 Act, as of a date within 90 days of the filing date of this document.

(b)

There have been no significant changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 13. Exhibits

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the 1940 Act.

(a)(3)	No written solicitations to purchase securities were sent or delivered during the period covered by this report by or on behalf of the Trust.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and
Treasurer (Principal Financial Officer)

Date: August 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date: August 30, 2018

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date: August 30, 2018